Total Bond Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.6%)
U.S. Government Securities (42.8%)
United States Treasury Note/Bond	8.500%	2/15/20	387	396
United States Treasury Note/Bond	1.375%	4/30/20	288	287
United States Treasury Note/Bond	3.500%	5/15/20	605	611
United States Treasury Note/Bond	1.500%	5/31/20	3	3
United States Treasury Note/Bond	1.625%	6/30/20	360	359
United States Treasury Note/Bond	2.125%	8/31/20	967	969
United States Treasury Note/Bond	2.625%	8/31/20	1,922	1,936
United States Treasury Note/Bond	1.375%	9/30/20	8,975	8,936
United States Treasury Note/Bond	2.000%	9/30/20	6,597	6,609
United States Treasury Note/Bond	2.750%	9/30/20	6,947	7,010
United States Treasury Note/Bond	1.625%	10/15/20	4,575	4,566
United States Treasury Note/Bond	1.375%	10/31/20	6,831	6,798
United States Treasury Note/Bond	1.750%	10/31/20	7,636	7,631
United States Treasury Note/Bond	2.875%	10/31/20	5,565	5,628
United States Treasury Note/Bond	1.750%	11/15/20	7,580	7,574
United States Treasury Note/Bond	2.625%	11/15/20	2,290	2,310
United States Treasury Note/Bond	1.625%	11/30/20	3,686	3,679
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,594
United States Treasury Note/Bond	2.750%	11/30/20	2,807	2,837
United States Treasury Note/Bond	1.875%	12/15/20	3,470	3,473
United States Treasury Note/Bond	1.750%	12/31/20	4,042	4,039
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,207
United States Treasury Note/Bond	2.500%	12/31/20	3,821	3,854
United States Treasury Note/Bond	2.000%	1/15/21	4,007	4,018
United States Treasury Note/Bond	1.375%	1/31/21	6,706	6,670
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,190
United States Treasury Note/Bond	2.500%	1/31/21	7,700	7,772
United States Treasury Note/Bond	2.250%	2/15/21	11,225	11,299
United States Treasury Note/Bond	3.625%	2/15/21	768	787
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,277
United States Treasury Note/Bond	1.125%	2/28/21	580	575
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,064
United States Treasury Note/Bond	2.500%	2/28/21	11,488	11,606
United States Treasury Note/Bond	2.375%	3/15/21	13,122	13,239
United States Treasury Note/Bond	1.250%	3/31/21	9,170	9,103
United States Treasury Note/Bond	2.250%	3/31/21	21,482	21,640
United States Treasury Note/Bond	2.375%	4/15/21	8,381	8,461
United States Treasury Note/Bond	1.375%	4/30/21	650	646
United States Treasury Note/Bond	2.250%	4/30/21	8,016	8,080
United States Treasury Note/Bond	2.625%	5/15/21	13,389	13,582
United States Treasury Note/Bond	3.125%	5/15/21	5,625	5,748
United States Treasury Note/Bond	1.375%	5/31/21	5,426	5,396
United States Treasury Note/Bond	2.000%	5/31/21	6,752	6,783
United States Treasury Note/Bond	2.125%	5/31/21	4,271	4,300
United States Treasury Note/Bond	2.625%	6/15/21	10,023	10,177
United States Treasury Note/Bond	1.125%	6/30/21	5,078	5,027
United States Treasury Note/Bond	1.625%	6/30/21	7,852	7,842
United States Treasury Note/Bond	2.625%	7/15/21	16,405	16,672
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,425

United States Treasury Note/Bond	1.750%	7/31/21	9,417	9,430
United States Treasury Note/Bond	2.250%	7/31/21	5,675	5,732
United States Treasury Note/Bond	2.125%	8/15/21	3,445	3,472
United States Treasury Note/Bond	2.750%	8/15/21	23,185	23,638
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,562
United States Treasury Note/Bond	1.500%	8/31/21	10,140	10,110
United States Treasury Note/Bond	2.000%	8/31/21	7,800	7,848
United States Treasury Note/Bond	2.750%	9/15/21	6,614	6,755
United States Treasury Note/Bond	1.125%	9/30/21	2,317	2,293
United States Treasury Note/Bond	1.500%	9/30/21	2,355	2,349
United States Treasury Note/Bond	2.125%	9/30/21	1,775	1,791
United States Treasury Note/Bond	2.875%	10/15/21	13,961	14,301
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,616
United States Treasury Note/Bond	2.000%	10/31/21	4,420	4,450
United States Treasury Note/Bond	2.000%	11/15/21	115	116
United States Treasury Note/Bond	2.875%	11/15/21	1,233	1,264
United States Treasury Note/Bond	8.000%	11/15/21	3,400	3,844
United States Treasury Note/Bond	1.750%	11/30/21	7,492	7,508
United States Treasury Note/Bond	2.625%	12/15/21	12,401	12,674
United States Treasury Note/Bond	2.000%	12/31/21	6,670	6,724
United States Treasury Note/Bond	2.125%	12/31/21	928	938
United States Treasury Note/Bond	2.500%	1/15/22	16,161	16,474
United States Treasury Note/Bond	1.500%	1/31/22	2,384	2,377
United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,885
United States Treasury Note/Bond	2.000%	2/15/22	135	136
United States Treasury Note/Bond	2.500%	2/15/22	9,901	10,101
United States Treasury Note/Bond	1.750%	2/28/22	6,330	6,350
United States Treasury Note/Bond	1.875%	2/28/22	9,990	10,049
United States Treasury Note/Bond	2.375%	3/15/22	10,896	11,104
United States Treasury Note/Bond	1.750%	3/31/22	9,889	9,926
United States Treasury Note/Bond	1.875%	3/31/22	5,215	5,251
United States Treasury Note/Bond	2.250%	4/15/22	10,050	10,207
United States Treasury Note/Bond	1.750%	4/30/22	4,977	4,996
United States Treasury Note/Bond	1.875%	4/30/22	4,927	4,960
United States Treasury Note/Bond	1.750%	5/15/22	2,962	2,974
United States Treasury Note/Bond	2.125%	5/15/22	221	224
United States Treasury Note/Bond	1.750%	5/31/22	5,115	5,135
United States Treasury Note/Bond	1.875%	5/31/22	6,650	6,700
United States Treasury Note/Bond	1.750%	6/15/22	13,281	13,341
United States Treasury Note/Bond	1.750%	6/30/22	5,500	5,525
United States Treasury Note/Bond	2.125%	6/30/22	5,235	5,312
United States Treasury Note/Bond	1.750%	7/15/22	16,792	16,860
United States Treasury Note/Bond	1.875%	7/31/22	6,417	6,466
United States Treasury Note/Bond	2.000%	7/31/22	6,025	6,095
United States Treasury Note/Bond	1.500%	8/15/22	10,298	10,275
United States Treasury Note/Bond	1.625%	8/15/22	2,169	2,172
United States Treasury Note/Bond	7.250%	8/15/22	875	1,013
United States Treasury Note/Bond	1.625%	8/31/22	9,570	9,580
United States Treasury Note/Bond	1.875%	8/31/22	5,445	5,491
United States Treasury Note/Bond	1.750%	9/30/22	9,437	9,484
United States Treasury Note/Bond	1.875%	9/30/22	9,975	10,064
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,578
United States Treasury Note/Bond	2.000%	10/31/22	7,826	7,923
United States Treasury Note/Bond	1.625%	11/15/22	8,675	8,689
United States Treasury Note/Bond	7.625%	11/15/22	40	47
United States Treasury Note/Bond	2.000%	11/30/22	20,733	20,999
United States Treasury Note/Bond	2.125%	12/31/22	10,051	10,223

United States Treasury Note/Bond	1.750%	1/31/23	7,020	7,058
United States Treasury Note/Bond	2.375%	1/31/23	2,430	2,492
United States Treasury Note/Bond	2.000%	2/15/23	798	809
United States Treasury Note/Bond	7.125%	2/15/23	1,690	1,995
United States Treasury Note/Bond	1.500%	2/28/23	2,889	2,882
United States Treasury Note/Bond	2.625%	2/28/23	1,261	1,305
United States Treasury Note/Bond	1.500%	3/31/23	7,005	6,990
United States Treasury Note/Bond	2.500%	3/31/23	6,770	6,984
United States Treasury Note/Bond	1.625%	4/30/23	215	215
United States Treasury Note/Bond	2.750%	4/30/23	3,500	3,642
United States Treasury Note/Bond	1.750%	5/15/23	7,400	7,444
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,191
United States Treasury Note/Bond	2.750%	5/31/23	5,850	6,093
United States Treasury Note/Bond	1.375%	6/30/23	5,050	5,014
United States Treasury Note/Bond	2.625%	6/30/23	5,398	5,603
United States Treasury Note/Bond	1.250%	7/31/23	4,305	4,253
United States Treasury Note/Bond	2.750%	7/31/23	1,930	2,014
United States Treasury Note/Bond	2.500%	8/15/23	5,460	5,650
United States Treasury Note/Bond	6.250%	8/15/23	6,565	7,714
United States Treasury Note/Bond	1.375%	8/31/23	10,235	10,161
United States Treasury Note/Bond	2.750%	8/31/23	8,235	8,603
United States Treasury Note/Bond	1.375%	9/30/23	2,315	2,298
United States Treasury Note/Bond	2.875%	9/30/23	4,309	4,527
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,759
United States Treasury Note/Bond	2.875%	10/31/23	11,203	11,779
United States Treasury Note/Bond	2.750%	11/15/23	8,261	8,647
United States Treasury Note/Bond	2.125%	11/30/23	6,150	6,286
United States Treasury Note/Bond	2.875%	11/30/23	344	362
United States Treasury Note/Bond	2.250%	12/31/23	2,267	2,330
United States Treasury Note/Bond	2.625%	12/31/23	9,062	9,454
United States Treasury Note/Bond	2.250%	1/31/24	3,215	3,306
United States Treasury Note/Bond	2.500%	1/31/24	9,419	9,784
United States Treasury Note/Bond	2.750%	2/15/24	10,710	11,242
United States Treasury Note/Bond	2.125%	2/29/24	11,700	11,978
United States Treasury Note/Bond	2.375%	2/29/24	6,712	6,945
United States Treasury Note/Bond	2.125%	3/31/24	18,446	18,896
United States Treasury Note/Bond	2.000%	4/30/24	1,260	1,284
United States Treasury Note/Bond	2.250%	4/30/24	10,559	10,879
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,372
United States Treasury Note/Bond	2.000%	5/31/24	11,548	11,782
United States Treasury Note/Bond	1.750%	6/30/24	8,060	8,129
United States Treasury Note/Bond	2.000%	6/30/24	10,955	11,169
United States Treasury Note/Bond	1.750%	7/31/24	9,127	9,210
United States Treasury Note/Bond	2.125%	7/31/24	9,736	9,987
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,998
United States Treasury Note/Bond	1.250%	8/31/24	10,125	9,986
United States Treasury Note/Bond	1.875%	8/31/24	4,655	4,725
United States Treasury Note/Bond	1.500%	9/30/24	3,185	3,178
United States Treasury Note/Bond	2.125%	9/30/24	3,394	3,484
United States Treasury Note/Bond	2.250%	10/31/24	7,630	7,880
United States Treasury Note/Bond	2.250%	11/15/24	10,681	11,033
United States Treasury Note/Bond	7.500%	11/15/24	25	32
United States Treasury Note/Bond	2.125%	11/30/24	10,905	11,201
United States Treasury Note/Bond	2.250%	12/31/24	1,645	1,701
United States Treasury Note/Bond	2.500%	1/31/25	6,340	6,638
United States Treasury Note/Bond	2.000%	2/15/25	8,625	8,808
United States Treasury Note/Bond	2.750%	2/28/25	2,513	2,665

United States Treasury Note/Bond	2.625%	3/31/25	8,961	9,447
United States Treasury Note/Bond	2.875%	4/30/25	4,060	4,337
United States Treasury Note/Bond	2.125%	5/15/25	12,735	13,097
United States Treasury Note/Bond	2.875%	5/31/25	6,350	6,789
United States Treasury Note/Bond	2.750%	6/30/25	4,880	5,187
United States Treasury Note/Bond	2.875%	7/31/25	5,105	5,466
United States Treasury Note/Bond	2.000%	8/15/25	14,581	14,906
United States Treasury Note/Bond	6.875%	8/15/25	2,085	2,699
United States Treasury Note/Bond	2.750%	8/31/25	9,260	9,856
United States Treasury Note/Bond	3.000%	9/30/25	5,041	5,441
United States Treasury Note/Bond	3.000%	10/31/25	4,015	4,337
United States Treasury Note/Bond	2.250%	11/15/25	11,246	11,664
United States Treasury Note/Bond	2.875%	11/30/25	6,285	6,749
United States Treasury Note/Bond	2.625%	12/31/25	10,390	11,013
United States Treasury Note/Bond	2.625%	1/31/26	7,459	7,911
United States Treasury Note/Bond	1.625%	2/15/26	16,476	16,484
United States Treasury Note/Bond	6.000%	2/15/26	3,600	4,553
United States Treasury Note/Bond	2.500%	2/28/26	8,195	8,636
United States Treasury Note/Bond	2.250%	3/31/26	6,250	6,494
United States Treasury Note/Bond	2.375%	4/30/26	405	424
United States Treasury Note/Bond	1.625%	5/15/26	10,789	10,794
United States Treasury Note/Bond	2.125%	5/31/26	6,595	6,805
United States Treasury Note/Bond	1.875%	6/30/26	9,335	9,490
United States Treasury Note/Bond	1.875%	7/31/26	11,866	12,063
United States Treasury Note/Bond	1.500%	8/15/26	10,069	9,988
United States Treasury Note/Bond	6.750%	8/15/26	630	840
United States Treasury Note/Bond	1.375%	8/31/26	9,309	9,159
United States Treasury Note/Bond	1.625%	9/30/26	1,755	1,755
United States Treasury Note/Bond	2.000%	11/15/26	19,605	20,107
United States Treasury Note/Bond	6.500%	11/15/26	765	1,015
United States Treasury Note/Bond	2.250%	2/15/27	6,372	6,649
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,433
United States Treasury Note/Bond	2.375%	5/15/27	9,832	10,360
United States Treasury Note/Bond	2.250%	8/15/27	7,822	8,177
United States Treasury Note/Bond	6.375%	8/15/27	185	250
United States Treasury Note/Bond	2.250%	11/15/27	11,502	12,034
United States Treasury Note/Bond	6.125%	11/15/27	1,839	2,464
United States Treasury Note/Bond	2.750%	2/15/28	7,480	8,122
United States Treasury Note/Bond	2.875%	5/15/28	12,080	13,261
United States Treasury Note/Bond	2.875%	8/15/28	13,082	14,386
United States Treasury Note/Bond	5.500%	8/15/28	2,745	3,613
United States Treasury Note/Bond	3.125%	11/15/28	8,828	9,914
United States Treasury Note/Bond	5.250%	11/15/28	3,155	4,110
United States Treasury Note/Bond	2.625%	2/15/29	12,045	13,041
United States Treasury Note/Bond	5.250%	2/15/29	600	786
United States Treasury Note/Bond	2.375%	5/15/29	12,878	13,678
United States Treasury Note/Bond	1.625%	8/15/29	14,032	13,970
United States Treasury Note/Bond	6.125%	8/15/29	1,530	2,148
United States Treasury Note/Bond	6.250%	5/15/30	2,350	3,390
United States Treasury Note/Bond	5.375%	2/15/31	7,275	10,030
United States Treasury Note/Bond	4.500%	2/15/36	2,547	3,513
United States Treasury Note/Bond	4.750%	2/15/37	700	1,004
United States Treasury Note/Bond	5.000%	5/15/37	150	221
United States Treasury Note/Bond	4.375%	2/15/38	200	278
United States Treasury Note/Bond	4.500%	5/15/38	2,459	3,468
United States Treasury Note/Bond	3.500%	2/15/39	2,760	3,460
United States Treasury Note/Bond	4.250%	5/15/39	2,247	3,096

United States Treasury Note/Bond	4.500%	8/15/39	2,516	3,580
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,954
United States Treasury Note/Bond	4.625%	2/15/40	4,250	6,155
United States Treasury Note/Bond	4.375%	5/15/40	3,735	5,256
United States Treasury Note/Bond	3.875%	8/15/40	3,075	4,068
United States Treasury Note/Bond	4.250%	11/15/40	2,395	3,326
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,852
United States Treasury Note/Bond	4.375%	5/15/41	1,840	2,602
United States Treasury Note/Bond	3.750%	8/15/41	5,050	6,586
United States Treasury Note/Bond	3.125%	11/15/41	2,701	3,221
United States Treasury Note/Bond	3.125%	2/15/42	3,631	4,332
United States Treasury Note/Bond	3.000%	5/15/42	7,620	8,915
United States Treasury Note/Bond	2.750%	8/15/42	6,740	7,573
United States Treasury Note/Bond	2.750%	11/15/42	5,446	6,117
United States Treasury Note/Bond	3.125%	2/15/43	5,850	6,983
United States Treasury Note/Bond	2.875%	5/15/43	9,485	10,884
United States Treasury Note/Bond	3.625%	8/15/43	6,405	8,267
United States Treasury Note/Bond	3.750%	11/15/43	7,693	10,128
United States Treasury Note/Bond	3.625%	2/15/44	8,402	10,869
United States Treasury Note/Bond	3.375%	5/15/44	8,304	10,353
United States Treasury Note/Bond	3.125%	8/15/44	8,606	10,321
United States Treasury Note/Bond	3.000%	11/15/44	9,337	10,979
United States Treasury Note/Bond	2.500%	2/15/45	6,460	6,959
United States Treasury Note/Bond	3.000%	5/15/45	6,917	8,151
United States Treasury Note/Bond	2.875%	8/15/45	8,878	10,238
United States Treasury Note/Bond	3.000%	11/15/45	4,974	5,872
United States Treasury Note/Bond	2.500%	2/15/46	8,128	8,758
United States Treasury Note/Bond	2.500%	5/15/46	9,181	9,895
United States Treasury Note/Bond	2.250%	8/15/46	5,756	5,907
United States Treasury Note/Bond	2.875%	11/15/46	12,500	14,475
United States Treasury Note/Bond	3.000%	2/15/47	1,662	1,971
United States Treasury Note/Bond	3.000%	5/15/47	7,293	8,650
United States Treasury Note/Bond	2.750%	8/15/47	6,713	7,604
United States Treasury Note/Bond	2.750%	11/15/47	10,571	11,982
United States Treasury Note/Bond	3.000%	2/15/48	8,479	10,074
United States Treasury Note/Bond	3.125%	5/15/48	8,985	10,927
United States Treasury Note/Bond	3.000%	8/15/48	9,510	11,319
United States Treasury Note/Bond	3.375%	11/15/48	5,032	6,417
United States Treasury Note/Bond	3.000%	2/15/49	11,044	13,179
United States Treasury Note/Bond	2.875%	5/15/49	9,844	11,491
United States Treasury Note/Bond	2.250%	8/15/49	9,850	10,141
				1,798,625
Agency Bonds and Notes (1.1%)
1 AID-Iraq	2.149%	1/18/22	100	101
1 AID-Israel	5.500%	12/4/23	50	58
1 AID-Israel	5.500%	4/26/24	475	553
1 AID-Jordan	2.503%	10/30/20	225	227
1 AID-Jordan	2.578%	6/30/22	200	205
1 AID-Jordan	3.000%	6/30/25	200	213
1 AID-Ukraine	1.471%	9/29/21	175	174
Federal Farm Credit Banks	1.680%	10/13/20	200	200
Federal Farm Credit Banks	2.550%	3/11/21	350	354
Federal Farm Credit Banks	2.230%	4/5/21	350	352
Federal Farm Credit Banks	3.050%	11/15/21	100	103
Federal Farm Credit Banks	1.770%	6/26/23	150	151
Federal Farm Credit Banks	3.500%	12/20/23	75	81
Federal Home Loan Banks	2.625%	10/1/20	1,000	1,008

Federal Home Loan Banks	5.250%	12/11/20	425	442
Federal Home Loan Banks	1.375%	2/18/21	450	448
Federal Home Loan Banks	5.625%	6/11/21	35	37
Federal Home Loan Banks	1.875%	7/7/21	1,350	1,354
Federal Home Loan Banks	1.125%	7/14/21	525	520
Federal Home Loan Banks	3.000%	10/12/21	1,500	1,539
Federal Home Loan Banks	1.875%	11/29/21	500	502
Federal Home Loan Banks	2.125%	6/10/22	175	177
Federal Home Loan Banks	2.125%	3/10/23	970	986
Federal Home Loan Banks	2.500%	2/13/24	535	556
Federal Home Loan Banks	1.500%	8/15/24	330	328
Federal Home Loan Banks	3.250%	11/16/28	315	351
Federal Home Loan Banks	5.500%	7/15/36	1,400	2,047
2 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	1,506	1,507
2 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	1,200	1,210
2 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	990
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	813
2 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	520
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	183
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,267
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	742
2 Federal National Mortgage Assn.	2.875%	10/30/20	445	450
2 Federal National Mortgage Assn.	1.500%	11/30/20	694	691
2 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	1,001
2 Federal National Mortgage Assn.	1.375%	2/26/21	550	547
2 Federal National Mortgage Assn.	2.500%	4/13/21	500	506
2 Federal National Mortgage Assn.	2.750%	6/22/21	891	907
2 Federal National Mortgage Assn.	1.250%	8/17/21	525	521
2 Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,193
2 Federal National Mortgage Assn.	2.000%	1/5/22	500	504
2 Federal National Mortgage Assn.	2.625%	1/11/22	216	221
2 Federal National Mortgage Assn.	2.250%	4/12/22	476	483
2 Federal National Mortgage Assn.	1.375%	9/6/22	350	348
2 Federal National Mortgage Assn.	2.000%	10/5/22	850	860
2 Federal National Mortgage Assn.	2.375%	1/19/23	2,394	2,451
2 Federal National Mortgage Assn.	2.875%	9/12/23	400	419
2 Federal National Mortgage Assn.	2.500%	2/5/24	975	1,012
2 Federal National Mortgage Assn.	1.750%	7/2/24	1,028	1,035
2 Federal National Mortgage Assn.	2.625%	9/6/24	160	168
2 Federal National Mortgage Assn.	2.125%	4/24/26	575	591
2 Federal National Mortgage Assn.	1.875%	9/24/26	500	506
2 Federal National Mortgage Assn.	6.250%	5/15/29	175	242
2 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,371
2 Federal National Mortgage Assn.	7.250%	5/15/30	300	451
2 Federal National Mortgage Assn.	6.625%	11/15/30	300	439
2 Federal National Mortgage Assn.	5.625%	7/15/37	275	410
Private Export Funding Corp.	4.300%	12/15/21	100	105
Private Export Funding Corp.	2.800%	5/15/22	125	128
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,087
Private Export Funding Corp.	3.550%	1/15/24	100	107
Private Export Funding Corp.	2.450%	7/15/24	100	103
Private Export Funding Corp.	3.250%	6/15/25	50	54
Tennessee Valley Authority	3.875%	2/15/21	250	257
Tennessee Valley Authority	1.875%	8/15/22	175	176
Tennessee Valley Authority	2.875%	9/15/24	191	201
Tennessee Valley Authority	6.750%	11/1/25	134	172
Tennessee Valley Authority	7.125%	5/1/30	1,000	1,479

	Tennessee Valley Authority	4.650%	6/15/35	175	223
	Tennessee Valley Authority	5.880%	4/1/36	250	363
	Tennessee Valley Authority	5.500%	6/15/38	100	144
	Tennessee Valley Authority	5.250%	9/15/39	412	581
	Tennessee Valley Authority	4.875%	1/15/48	100	142
	Tennessee Valley Authority	5.375%	4/1/56	50	80
	Tennessee Valley Authority	4.625%	9/15/60	180	262
	Tennessee Valley Authority	4.250%	9/15/65	200	276
					44,566
Conventional Mortgage-Backed Securities (21.6%)
2,3	Fannie Mae Pool	2.000%	11/1/27–11/1/31	1,762	1,754
2,3	Fannie Mae Pool	2.500%	1/1/27–10/1/46	18,613	18,795
2,3,4Fannie Mae Pool		3.000%	11/1/25–10/1/49	90,352	92,410
2,3,4Fannie Mae Pool		3.500%	10/1/20–10/1/49	109,271	113,218
2,3,4Fannie Mae Pool		4.000%	1/1/20–10/1/49	95,476	100,238
2,3,4Fannie Mae Pool		4.500%	12/1/19–10/1/49	38,273	40,833
2,3,4Fannie Mae Pool		5.000%	3/1/20–10/1/49	12,365	13,509
2,3	Fannie Mae Pool	5.500%	3/1/20–4/1/40	5,774	6,495
2,3	Fannie Mae Pool	6.000%	12/1/20–5/1/41	3,427	3,913
2,3	Fannie Mae Pool	6.500%	12/1/23–10/1/39	928	1,055
2,3	Fannie Mae Pool	7.000%	6/1/23–11/1/37	282	322
2,3	Fannie Mae Pool	7.500%	11/1/22–2/1/32	26	33
2,3	Fannie Mae Pool	8.000%	6/1/22–11/1/30	13	14
2,3	Fannie Mae Pool	8.500%	7/1/22–4/1/31	6	7
2,3	Fannie Mae Pool	9.500%	2/1/25	1	2
2,3	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	696	697
2,3	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	13,915	14,057
2,3	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	48,952	50,195
2,3	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	65,781	68,320
2,3	Freddie Mac Gold Pool	4.000%	1/1/20–11/1/48	42,958	45,156
2,3	Freddie Mac Gold Pool	4.500%	10/1/19–10/1/48	19,349	20,656
2,3	Freddie Mac Gold Pool	5.000%	10/1/19–11/1/48	3,822	4,173
2,3	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	2,849	3,190
2,3	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	2,056	2,318
2,3	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	596	659
2,3	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	152	169
2,3	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	12	12
2,3	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	14	16
2,3	Freddie Mac Gold Pool	8.500%	8/1/23–11/1/30	9	10
2,3	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	5
3	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	3,069	3,153
3,4	Ginnie Mae I Pool	3.500%	11/15/25–10/1/49	3,288	3,424
3	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	3,903	4,117
3	Ginnie Mae I Pool	4.500%	5/15/20–3/15/41	3,659	3,950
3	Ginnie Mae I Pool	5.000%	11/15/20–4/15/41	2,421	2,642
3	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	1,474	1,603
3	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,061	1,177
3	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	274	300
3	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	66	79
3	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	23	25
3	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	20	20
3	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	2	4
3	Ginnie Mae I Pool	9.000%	8/15/21–10/15/26	1	1
3	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	2,436	2,467
3,4	Ginnie Mae II Pool	3.000%	2/20/27–10/1/49	49,845	51,356
3,4	Ginnie Mae II Pool	3.500%	9/20/25–10/1/49	89,415	93,310
3,4	Ginnie Mae II Pool	4.000%	9/20/25–10/1/49	61,366	64,287

3,4 Ginnie Mae II Pool		4.500%	2/20/39–10/1/49	31,899	33,656
3,4 Ginnie Mae II Pool		5.000%	12/20/32–10/1/49	11,234	12,011
3	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,149	1,288
3	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	561	648
3	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	199	233
3	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	24	29
3	UMBS Pool	3.000%	7/1/30–6/1/49	1,574	1,608
3	UMBS Pool	3.500%	7/1/49–9/1/49	3,840	3,990
3	UMBS Pool	4.000%	5/1/47–9/1/49	7,208	7,665
3	UMBS Pool	4.500%	8/1/48–8/1/49	4,071	4,369
3	UMBS Pool	5.000%	3/1/49	1,431	1,574
3,4 UMBS TBA		3.000%	11/1/49	1,225	1,242
3,4 UMBS TBA		3.500%	10/1/34–7/1/49	4,815	4,979
3,4 UMBS TBA		4.000%	10/1/34–7/1/49	1,875	1,951
					909,389
Nonconventional Mortgage-Backed Securities (0.1%)
2,3 Fannie Mae Pool		2.123%	3/1/43	119	119
2,3 Fannie Mae Pool		2.268%	7/1/43	136	137
2,3 Fannie Mae Pool		2.441%	9/1/43	13	13
2,3 Fannie Mae Pool		3.369%	8/1/42	56	56
2,3 Fannie Mae Pool		3.451%	4/1/41	25	25
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.290%		4.239%	12/1/41	26	27
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.310%		3.806%	9/1/37	45	46
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.392%		4.063%	10/1/37	17	17
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.510%		4.250%	7/1/36	7	7
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.553%		4.428%	12/1/33	9	9
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.623%		4.748%	2/1/36	6	6
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.625%		4.157%	8/1/35	42	45
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.627%		4.752%	3/1/38	5	5
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.635%		4.510%	11/1/36	13	14
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.660%		4.087%	9/1/40	8	8
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.665%		4.415%	6/1/36	1	1
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.679%		4.436%	10/1/37	20	20
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.679%		4.508%	1/1/42	24	24
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.690%		3.991%	9/1/42	46	48
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.690%		4.496%	10/1/39	11	12
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.690%		4.622%	5/1/40	13	14
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.695%		4.320%	7/1/39	5	5
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.698%		4.423%	8/1/40	11	11
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.700%		4.636%	12/1/40	15	16
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.705%		4.570%	11/1/39	5	6
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.717%		4.752%	1/1/37	12	13
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.723%		2.798%	10/1/42	27	29
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.728%		4.476%	9/1/34	5	6
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.744%		4.528%	11/1/39	14	15
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.746%		4.506%	7/1/41	36	38
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.750%		4.489%	10/1/40	11	11
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.771%		4.769%	5/1/42	10	11
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.773%		4.652%	6/1/41	6	6
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.780%		4.905%	2/1/41	9	9
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.795%		4.841%	3/1/42	27	28
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.799%		4.514%	3/1/42	22	24
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.800%		4.552%	12/1/39	19	20
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.805%		4.680%	11/1/41	26	28
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.810%		4.685%	11/1/39–10/1/40	26	26
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.810%		4.810%	11/1/33–12/1/40	21	21
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.813%		4.645%	11/1/41	19	20

2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.813%	4.787%	1/1/42	24	25
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.682%	12/1/41	19	20
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.690%	11/1/40–12/1/40	24	25
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.693%	5/1/41	17	18
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.815%	4.940%	2/1/41	15	16
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.717%	12/1/40	11	11
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.820%	4.878%	3/1/41	28	30
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.822%	4.903%	2/1/41	12	13
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.499%	9/1/40	34	36
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.825%	4.825%	3/1/41	16	17
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.830%	4.580%	6/1/41	19	21
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.835%	4.859%	1/1/40	16	17
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.840%	4.403%	8/1/39	12	13
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.861%	4.745%	5/1/40	6	6
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.880%	4.637%	11/1/34	10	11
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.909%	4.784%	4/1/37	10	10
2,3,5Fannie Mae Pool, 12M USD LIBOR + 1.912%	4.787%	5/1/36	3	3
2,3,5Fannie Mae Pool, 1YR CMT + 2.155%	4.780%	12/1/37	25	25
2,3,5Fannie Mae Pool, 1YR CMT + 2.238%	4.613%	7/1/38	8	8
2,3,5Fannie Mae Pool, 1YR CMT + 2.268%	4.806%	12/1/35	27	28
2,3,5Fannie Mae Pool, 1YR CMT + 2.313%	5.029%	1/1/35	20	22
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.028%	3.745%	4/1/37	14	14
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.585%	2.487%	6/1/43	68	69
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.638%	4.414%	8/1/39	27	27
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.656%	4.030%	10/1/42	32	32
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.700%	4.531%	7/1/37	8	9
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.708%	3.543%	9/1/43	55	57
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.722%	4.726%	5/1/42	46	48
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.786%	4.587%	7/1/42	18	19
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.840%	4.157%	8/1/37	13	14
2,3 FHLMC Multifamily Structured Pass Through
Certificates K094	2.903%	6/25/29	275	293
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 0.985%	3.735%	10/1/37	2	2
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.565%	4.574%	3/1/37	2	2
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.625%	4.625%	1/1/38	2	2
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.640%	4.515%	5/1/42	4	4
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.640%	4.522%	12/1/36	10	11
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.660%	4.476%	10/1/37	10	11
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.679%	4.303%	9/1/37	8	9
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.695%	4.767%	2/1/37	6	6
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.727%	4.741%	1/1/35	2	2
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.743%	4.617%	12/1/36	16	16
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.745%	4.741%	12/1/40	24	25
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
+ 1.750%	4.625%	5/1/38	1	2

2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.765%	4.640%	12/1/36	4	5
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.796%	4.703%	12/1/34	9	9
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.834%	4.707%	12/1/35	11	12
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.863%	4.830%	2/1/42	11	11
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.880%	4.630%	6/1/40	12	12
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.880%	4.722%	6/1/41	9	10
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.880%	4.755%	5/1/40–11/1/40	15	15
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.880%	4.756%	6/1/40	14	15
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.880%	4.880%	12/1/40	4	4
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.880%	4.979%	1/1/41	18	18
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.880%	5.005%	3/1/41	6	6
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.889%	4.959%	2/1/42	13	14
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.895%	4.534%	9/1/40	23	25
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.900%	4.730%	6/1/40	25	25
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.900%	4.775%	11/1/40	15	15
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.910%	4.926%	1/1/41	3	3
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.910%	5.035%	2/1/41	21	22
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 1.977%	4.851%	5/1/37	20	21
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 2.000%	4.750%	7/1/35	2	2
2,3,5Freddie Mac Non Gold Pool, 12M USD LIBOR
	+ 2.085%	5.210%	3/1/38	3	3
2,3,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.738%	11/1/34	23	24
2,3,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.750%	5/1/36	7	7
2,3,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.250%	4.991%	2/1/36	7	7
2,3,5Freddie Mac Non Gold Pool, 1YR CMT +
	2.409%	5.057%	10/1/36	13	13
2,3,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.355%	4.021%	6/1/37	8	8
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	7/20/41–8/20/41	44	46
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	4/20/41–6/20/43	114	118
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	7/20/38–3/20/43	138	142
3,5	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.125%	10/20/38–12/20/42	179	187
3,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	12	13

3,5	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.625%	11/20/40	2	2
					2,859
Total U.S. Government and Agency Obligations (Cost $2,657,377)					2,755,439
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	92	92
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	25	25
3	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	50	51
3	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	275	276
3	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	50	51
3	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	425	428
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	100	102
3	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	250	250
3	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	300	300
3	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	375	375
3	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	225	228
3	American Express Credit Account Master
	Trust 2018-1	2.670%	10/17/22	275	276
3	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	250	260
3	American Express Credit Account Master
	Trust 2018-4	2.990%	12/15/23	325	331
3	American Express Credit Account Master
	Trust 2018-8	3.180%	4/15/24	100	102
3	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	55	55
3	AmeriCredit Automobile Receivables Trust
	2018-1	3.070%	12/19/22	100	101
3	AmeriCredit Automobile Receivables Trust
	2018-1	3.260%	1/18/24	56	57
3	AmeriCredit Automobile Receivables Trust
	2018-1	3.500%	1/18/24	50	51
3	AmeriCredit Automobile Receivables Trust
	2019-1	2.970%	11/20/23	75	76
3	BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	250
3	BA Credit Card Trust 2018-A1	2.700%	7/17/23	475	480
3	BA Credit Card Trust 2019-A1	1.740%	1/15/25	150	150
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	50	52
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	75	81
3	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	72	78
3	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.748%	2/15/50	28	30
3	BANK 2017 - BNK5	3.390%	6/15/60	150	161
3	BANK 2017 - BNK5	3.624%	6/15/60	100	107
3	BANK 2017 - BNK6	3.518%	7/15/60	404	437
3	BANK 2017 - BNK6	3.741%	7/15/60	404	440
3	BANK 2017 - BNK7	3.175%	9/15/60	100	105
3	BANK 2017 - BNK7	3.435%	9/15/60	75	81
3	BANK 2017 - BNK7	3.748%	9/15/60	75	81

3	BANK 2017 - BNK8	3.488%	11/15/50	150	162
3	BANK 2017 - BNK8	3.731%	11/15/50	25	27
3	BANK 2017 - BNK9	3.279%	11/15/54	150	160
3	BANK 2017 - BNK9	3.538%	11/15/54	150	162
3	BANK 2018 - BN10	3.641%	2/15/61	50	54
3	BANK 2018 - BN10	3.688%	2/15/61	250	273
3	BANK 2018 - BN10	3.898%	2/15/61	50	55
3	BANK 2018 - BN11	4.046%	3/15/61	100	112
3	BANK 2018 - BN12	4.255%	5/15/61	125	142
3	BANK 2018 - BN12	4.491%	5/15/61	50	56
3	BANK 2018 - BN13	4.217%	8/15/61	25	28
3	BANK 2018 - BN14	4.128%	9/15/60	50	54
3	BANK 2018 - BN14	4.231%	9/15/60	100	114
3	BANK 2018 - BN14	4.481%	9/15/60	25	28
3	BANK 2018 - BN15	4.407%	11/15/61	110	127
3	BANK 2019 - BN16	4.005%	2/15/52	125	141
3	BANK 2019 - BN17	3.714%	4/15/52	100	111
3	BANK 2019 - BN17	3.976%	4/15/52	25	28
3	BANK 2019 - BN18	3.584%	5/15/62	375	412
3	BANK 2019 - BN18	3.826%	5/15/62	50	55
3	BANK 2019 - BN19	3.183%	8/15/61	275	293
3	BANK 2019 - BN20-A3	3.011%	9/15/61	170	179
3,6	BANK 2019 - BN21	2.851%	10/15/52	375	386
3,6	BANK 2019 - BN21	3.093%	10/15/52	75	77
3	Bank Of America Credit Card Trust 2018-A2	3.000%	9/15/23	400	407
	Bank of Nova Scotia	1.875%	4/26/21	175	175
3	BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	353
3	BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	107
3	BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	125	143
3	BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	700	767
3	BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	275	287
3	BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	25	26
3	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP26	5.513%	1/12/45	28	28
3	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	100	109
3	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	50	54
3	Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	125	131
3	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	325	360
3	Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	150	165
3	Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	100	105
3	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	225	252
3	Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	350	395
3	Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	75	84
3	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	75	85
3	Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	50	54
3	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	50	57
3	Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	25	29
3	Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	175	204
3	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	125	143
3	Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	50	57
3	Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	80	88
3	Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	50	55
3	Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	275	301
3	Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	75	82
§,3,6Benchmark 2019-B13 Mortgage Trust		2.952%	8/15/57	280	288
3	Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	105	118
3	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	50	50

3	BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	150	150
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	50	51
3	Cantor Commercial Real Estate Lending
	2019-CF1	3.786%	5/15/52	125	139
3,6	Cantor Commercial Real Estate Lending
	2019-CF2	2.874%	11/15/52	140	144
3	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	13	13
3	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	100	101
3	Capital One Auto Receivables Trufst 2019-1	2.560%	10/15/24	35	36
3	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	250	250
3	Capital One Multi-Asset Execution Trust 2015-
	A8	2.050%	8/15/23	150	150
3	Capital One Multi-Asset Execution Trust 2016-
	A6	1.820%	9/15/22	100	100
3	Capital One Multi-Asset Execution Trust 2017-
	A4	1.990%	7/17/23	250	250
3	Capital One Multi-Asset Execution Trust 2017-
	A6	2.290%	7/15/25	225	228
3	Capital One Multi-Asset Execution Trust 2018-
	A1	3.010%	2/15/24	125	127
3	Capital One Multi-Asset Execution Trust 2019-
	A1	2.840%	12/15/24	75	77
3	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	19	19
3	CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	32	32
3	CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	21	21
3	CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	50
3	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	75	75
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	50	50
3	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	75	75
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	51
3	CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	75	76
3	CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	50	51
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	154
3	CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	108
3	CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	26
3	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	156
3	CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	33
3	CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	50	53
3	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	125	134
3	CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	75	81
3	CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	75	86
3	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	175	182
3	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	3.028%	10/15/25	350	361
3	CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	135
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	158
	CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	106
3	CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	263
3	CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	50	54
3	Chase Issuance Trust 2012-A7	2.160%	9/15/24	313	316
3	Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	228
3	Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	150
3	Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	199
3	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	101
3	Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	203
3	Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	201

3 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	550	554
3 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	450	473
3 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	73	75
3 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	103
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	54
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	81
3 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	23	23
3 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	25	27
3 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	25	27
3 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	50	53
3 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	50	53
3 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	100	107
3 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	175	187
3 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	225	235
3 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	100	105
3 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	44	44
3 Citigroup Commercial Mortgage Trust 2015-
GC29	3.192%	4/10/48	175	184
3 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	84	88
3 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	100	108
3 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	100	108
3 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	55	57
3 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	125	132
3 Citigroup Commercial Mortgage Trust 2016-
GC36	3.616%	2/10/49	225	242
3 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	75	78
3 Citigroup Commercial Mortgage Trust 2017-
B1	3.458%	8/15/50	250	268
3 Citigroup Commercial Mortgage Trust 2017-
B1	3.711%	8/15/50	50	53
3 Citigroup Commercial Mortgage Trust 2017-
C4	3.471%	10/12/50	150	161
3 Citigroup Commercial Mortgage Trust 2017-
C4	3.764%	10/12/50	50	54
3 Citigroup Commercial Mortgage Trust 2018-
B2	3.788%	3/10/51	50	53

3	Citigroup Commercial Mortgage Trust 2018-
	B2	4.009%	3/10/51	275	307
3	Citigroup Commercial Mortgage Trust 2019-
	GC41	2.869%	8/10/56	225	234
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	59
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	67
3,7	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	80
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	124	126
3	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	21
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	26	27
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	43
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	161
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	32
3	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	3	3
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	42	43
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	53
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	53
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	27
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	26
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	67
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	39	40
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	74
3	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	90	96
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	106
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	60
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	26	26
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	27	28
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	60
3	COMM 2014-CCRE15 Mortgage Trust	4.848%	2/10/47	28	31
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	46	48
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	80
3	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	23	24
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	54
3	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	27
3	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	46	47
3	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	187
3	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	54
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	53
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	166	175
3	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	161
3	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	10	10
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	54
3	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	5	5
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	20	20
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	58
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
3	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	106
3	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	133
3	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	47
3	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	134
3	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	61	61
3	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	129
3	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	240
3	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	54
3	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	48	48

3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	158
3	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	53
3	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	77
3	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	106
3	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	53
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	135
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	241
3	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	130
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	134
3	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	26
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	131
3	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	53
3	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	162
3	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	131
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	106
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	80
3	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	53
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	159
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	79
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	107
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.250%	8/15/48	50	53
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	52
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	81
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	213
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	160
3	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	150	161
3	CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	50	53
3	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	275	306
3	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	25	28
3	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	225	253
3	CSAIL 2019-C16 Commercial Mortgage Trust	3.329%	6/15/52	275	296
3	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	79
3	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	100	104
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	107
3	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	53
3	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	275
3	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	226
3	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	152
3	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	225	232
3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	39	39
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	100	101
2,3	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	104	107
2,3	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	191	195
2,3	Fannie Mae-Aces 2013-M12	2.485%	3/25/23	191	194
2,3	Fannie Mae-Aces 2013-M14	2.707%	4/25/23	156	158
2,3	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	331	348
2,3	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	2	2
2,3	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	72	72
2,3	Fannie Mae-Aces 2014-M1	3.321%	7/25/23	360	375
2,3	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	249	252
2,3	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	26	26
2,3	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	200	208
2,3	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	309	324

2,3	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	144	152
2,3	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	184
2,3	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	188	190
2,3	Fannie Mae-Aces 2014-M7	3.385%	6/25/24	286	303
2,3	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	25	25
2,3	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	184
2,3	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	210
2,3	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	306
2,3	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	106
2,3	Fannie Mae-Aces 2015-M12	2.889%	5/25/25	225	233
2,3	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	287
2,3	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	196	203
2,3	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	103
2,3	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	126	127
2,3	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	205
2,3	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	83	84
2,3	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	104
2,3	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	253
2,3	Fannie Mae-Aces 2016-M12	2.526%	9/25/26	250	258
2,3	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	187	188
2,3	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	104
2,3	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	102
2,3	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	204
2,3	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	49	49
2,3	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	76
2,3	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	300	302
2,3	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	200	203
2,3	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	113
2,3	Fannie Mae-Aces 2017-M12	3.184%	6/25/27	300	318
2,3	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	275	291
2,3	Fannie Mae-Aces 2017-M4	2.672%	12/25/26	200	205
2,3	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	150	157
2,3	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	514	544
2,3	Fannie Mae-Aces 2018-M12	3.776%	8/25/30	50	56
2,3	Fannie Mae-Aces 2018-M14	3.697%	8/25/28	100	111
2,3	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	250	254
2,3	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	425	446
2,3	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	165	175
2,3	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	100	106
2,3	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	300	335
2,3	Fannie Mae-Aces 2019-M1	3.673%	9/25/28	125	138
2,3	Fannie Mae-Aces 2019-M2	3.753%	11/25/28	200	223
2,3	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	200	217
2,3	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	230	248
2,3	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	325	345
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	239	244
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	129	132
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	337	341
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	150	151
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	350	353
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	225	227

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	325	330
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	325	331
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	475	490
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	325	338
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	144	145
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	325	337
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	1,215	1,265
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	157	160
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	340	354
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	180	182
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	325	336
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	288	303
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	400	419
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	325	343
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	68	69
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	400	422
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	43	44
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	225	237
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	74	76
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	275	290
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	275	290
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	37	37
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	37	38
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	150	157
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	99	100
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	175	183
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	175	185
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	77	79

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	175	186
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	225	239
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	125	131
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	200	213
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	125	132
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	75	79
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	200	208
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	150	154
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	100	104
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	475	514
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	300	321
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	433	465
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	150	160
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	125	135
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	200	215
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	75	81
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	100	108
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	100	109
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	150	166
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	350	395
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K081	3.900%	8/25/28	100	113
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	75	85
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K084	3.780%	10/25/28	275	308
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K085	4.060%	10/25/28	150	171
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.591%	10/25/27	98	105
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K088	3.690%	1/25/29	275	309
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K089	3.563%	1/25/29	25	28
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K092	3.298%	4/25/29	225	246

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K095	2.785%	6/25/29	275	291
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K096	2.519%	7/25/29	225	234
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.470%	3/25/31	100	111
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.542%	3/25/34	225	252
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	100	105
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	100	114
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	200	228
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	75	87
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	8/25/33	75	87
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	84	84
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	58	58
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	483	482
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	392	394
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	1/25/21	20	20
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	370	375
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	225	228
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	85	86
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	225	228
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	225	240
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K734	3.208%	2/25/26	375	398
2,3	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	200	209
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	125	136
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	225	248
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K078	3.854%	6/25/28	100	113
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K079	3.926%	6/25/28	25	28
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.736%	4/25/28	98	106
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.926%	7/25/28	175	198
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K087	3.771%	12/25/28	400	450

2,3	FHLMC Multifamily Structures Pass Through
	Certificates K090	3.422%	2/25/29	200	221
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	50	55
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.718%	1/25/31	75	84
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.794%	1/25/34	125	143
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	123	123
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	150	152
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	125	127
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	100	104
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	200	207
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	200	206
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	275	286
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/25/24	24	25
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	275	294
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K735	2.862%	5/25/26	500	522
2,3	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.370%	7/25/25	175	185
2,3	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.505%	3/25/29	450	499
2,3	FHLMC Multifamily Structures Pass Through
	Certificates KC02	2.982%	5/25/29	400	429
3	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	125	126
3	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	50	51
3	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	125	125
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	50	51
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	25	25
3	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	37	37
3	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	75
3	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	322	322
3	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	150	152
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	50	51
3	Ford Credit Floorplan Master Owner Trust A
	Series 2017-2	2.160%	9/15/22	160	160
3	Ford Credit Floorplan Master Owner Trust A
	Series 2017-3	2.480%	9/15/24	170	172
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-1	2.950%	5/15/23	225	228
3	Ford Credit Floorplan Master Owner Trust A
	Series 2018-2	3.170%	3/15/25	200	206
3	GM Financial Automobile Leasing Trust 2018-
	1	2.610%	1/20/21	111	111
3	GM Financial Automobile Leasing Trust 2018-
	1	2.680%	12/20/21	25	25

3 GM Financial Automobile Leasing Trust 2018-
2	3.060%	6/21/21	50	50
3 GM Financial Automobile Leasing Trust 2018-
2	3.160%	4/20/22	25	25
3 GM Financial Automobile Leasing Trust 2019-
2	2.670%	3/21/22	75	76
3 GM Financial Automobile Leasing Trust 2019-
2	2.720%	3/20/23	50	51
3 GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	100	101
3 GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	75	77
3 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	92	94
3 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	82
3 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	306
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	140	142
3 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	124	126
3 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	35	36
3 GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	20	21
3 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	93
3 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	40
3 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	23	24
3 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	161
3 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	50	54
3 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	47	48
3 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	53
3 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	134
3 GS Mortgage Securities Trust 2014-GC24	4.646%	9/10/47	25	26
3 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	77
3 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	240
3 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	53
3 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	53
3 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	158
3 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	100	100
3 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	150	159
3 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	130
3 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	54
3 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	130
3 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	107
3 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	78
3 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	207
3 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	80
3 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	53
3 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	163
3 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	54
3 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	160
3 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	280
3 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	75
3 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	100	109
3 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	50	53
3 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	150	159
3 GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	275	289
3 Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	72	72
3 Honda Auto Receivables 2018-1 Owner Trust	2.640%	2/15/22	250	251
3 Honda Auto Receivables 2018-1 Owner Trust	2.830%	5/15/24	75	76
3 Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	75	76
3 Honda Auto Receivables 2018-2 Owner Trust	3.160%	8/19/24	50	51
3 Honda Auto Receivables 2018-4 Owner Trust	2.520%	6/21/23	150	152

3 Honda Auto Receivables 2018-4 Owner Trust	2.540%	3/21/25	30	31
3 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	19	19
3 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	75
3 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	50	50
3 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	75	77
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	162	167
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	118	120
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	172	175
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	53
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	40
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	107
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	213
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	75	82
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	259
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	100	109
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	75	81
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	44	45
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	100	107
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	300	338
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	41
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.176%	7/15/45	26	27
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	31	32
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	107
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	32
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	8	8
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	70
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	38
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	137
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	27
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.973%	2/15/47	30	32
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	51

3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	102
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	28	29
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	27
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	187
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	92
3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	54
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	14	14
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	79
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	214
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	46	46
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	185
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	53
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	79	79
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	112
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	62
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	88	89
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	131
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	52
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	69	69
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	59
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	107
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	130
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	108

3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	55
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	55
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	62
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	130
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	134
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	89
3 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	78
3 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	400	436
3 JPMCC Commercial Mortgage Securities
Trust 2019-COR5	3.386%	6/13/52	200	216
3 JPMCC Commercial Mortgage Securities
Trust 2019-COR5	3.669%	6/13/52	25	27
3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	79
3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	53
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	75	80
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	50	54
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	225	255
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	25	28
3 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	63	63
3 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	25	25
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	102
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.299%	8/15/46	40	43
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.499%	8/15/46	20	21
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	107
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	69
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	103
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	52
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	76	77

3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	107
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.910%	2/15/47	100	109
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	24	24
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	107
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.496%	6/15/47	50	53
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	5	5
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.633%	10/15/47	50	54
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	5	5
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	50	52
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	80
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	50	51
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	209
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	100	103
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	75	79
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	50	52
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	75	75
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	50	52
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	125	134
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	125	130
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	75	80
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	75	78
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	75	80
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	50	52
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	75	81
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	100	104
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	225	241
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	200	206
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31	3.102%	11/15/49	250	261

3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.599%	5/15/50	150	162
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.852%	5/15/50	100	108
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34	3.276%	11/15/52	125	132
3 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34	3.536%	11/15/52	150	162
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	358
3 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	77
3 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	81
3 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	105
3 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	87
3 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	204
3 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	216
3 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	162
3 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	250	271
3 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	25	27
3 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	150	170
3 Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	36	36
3 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	25	25
3 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	16	16
3 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	41	41
3 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	18	18
3 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	75	75
3 Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	104	104
3 Nissan Auto Receivables 2018-A Owner Trust	2.650%	5/16/22	125	126
3 Nissan Auto Receivables 2018-A Owner Trust	2.890%	6/17/24	100	102
3 Nissan Auto Receivables 2019-B Owner Trust	2.500%	11/15/23	125	127
3 Nissan Auto Receivables 2019-B Owner Trust	2.540%	12/15/25	30	31
Royal Bank of Canada	2.100%	10/14/20	800	800
Royal Bank of Canada	2.300%	3/22/21	175	176
3 Santander Drive Auto Receivables Trust
2018-2	2.750%	9/15/21	8	8
3 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	50	50
3 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	50	50
3 Santander Drive Auto Receivables Trust
2018-3	3.030%	2/15/22	29	29
3 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	50	50
3 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	50	51
3 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	275	282
3 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	373	374
3 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	150	153
3 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	275	279
3 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	275	289
3 TIAA Seasoned Commercial Mortgage Trust
2007-C4	5.483%	8/15/39	3	3
7 Toronto-Dominion Bank	2.250%	3/15/21	250	251
3 Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	50	50

3 Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	2	2
3 Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	50	50
3 Toyota Auto Receivables 2017-D Owner Trust	1.930%	1/18/22	225	225
3 Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	125	125
3 Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	50	51
3 Toyota Auto Receivables 2018-B Owner Trust	2.960%	9/15/22	125	126
3 Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	25	26
3 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	107
3 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	53
3 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	161
3 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	54
3 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	187
3 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	81
3 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	106
3 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	162
3 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	62	67
3 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	100	107
3 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	150	163
3 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	100	109
3 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	125	142
3 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	100	114
3 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	25	27
3 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	75	86
3 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	225	260
3 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	125	144
3 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	150	164
3 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	275	305
3 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	75	82
3 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	100	110
3 UBS Commercial Mortgage Trust 2019-C17	2.921%	9/15/52	125	129
3 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	104	107
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	165	171
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	25	26
3 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	175	200
3 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	275	309
3 UBS-Barclays Commercial Mortgage Trust
2019-C16	3.887%	4/15/52	25	27
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	67	68
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	1	1
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	75	80
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	64	64
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	75	76
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	125	132
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	75	79

3 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	125	128
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	75	78
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	50	52
3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	249	258
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	186
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	33
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	130
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	187
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	30
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	276	289
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	52
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	52
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	81
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	82
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	50	50
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	50	51
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	52
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	105
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	54
3 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	210	226
3 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	153
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	60
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	134
3 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	53
3 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	78
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	100	109
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	102
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	168

3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	192	206
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	54	58
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	175	187
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	100	107
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	100	106
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	150	162
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	25	27
3 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	250	269
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	275	306
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	50	55
3 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	175	198
3 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	200	225
3 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	75	84
3 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	225	253
3 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	125	138
3 Wells Fargo Commercial Mortgage Trust
2019-C52	2.892%	8/15/52	270	281
3 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	100	104
3 Wells Fargo Commercial Mortgate Trust 2018-
C47	4.442%	9/15/61	150	172
3 Wells Fargo Commercial Mortgate Trust 2019-
C51	3.311%	6/15/52	200	215
3 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	179
3 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	129
3 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	104
3 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	77
3 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	122	125
3 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	97
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	40
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	19
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	78
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	16
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	156
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	78

3 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	16	17
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	107
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	24	25
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	32
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	54
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	21	22
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	27
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	27
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	27
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	23	23
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	21	22
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	54
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	27
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	23	24
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	27
3 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	27
3 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	80
3 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	160
3 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	27
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	79
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	54
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	45	46
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	69
3 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	1	1
3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	53	55
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	150
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	64

3 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	150	150
3 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	200	203
3 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	33	33
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $102,495)				106,359
Corporate Bonds (26.6%)
Finance (8.4%)
Banking (6.0%)
American Express Co.	2.200%	10/30/20	300	300
American Express Co.	3.000%	2/22/21	150	152
American Express Co.	3.700%	11/5/21	200	207
American Express Co.	2.750%	5/20/22	300	305
American Express Co.	2.500%	8/1/22	500	505
American Express Co.	2.650%	12/2/22	225	228
American Express Co.	3.400%	2/27/23	300	311
American Express Co.	3.700%	8/3/23	325	342
American Express Co.	3.400%	2/22/24	225	235
American Express Co.	2.500%	7/30/24	215	217
American Express Co.	3.000%	10/30/24	300	309
American Express Co.	3.625%	12/5/24	150	159
American Express Co.	4.200%	11/6/25	150	165
American Express Co.	3.125%	5/20/26	250	260
American Express Co.	4.050%	12/3/42	67	78
American Express Credit Corp.	2.250%	5/5/21	275	276
American Express Credit Corp.	2.700%	3/3/22	300	305
American Express Credit Corp.	3.300%	5/3/27	350	373
Associated Bank NA	3.500%	8/13/21	50	51
Australia & New Zealand Banking Group Ltd.	2.250%	11/9/20	200	201
Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	302
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	326
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	252
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	203
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	203
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	270
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	252
Banco Santander SA	3.848%	4/12/23	200	208
Banco Santander SA	5.179%	11/19/25	450	495
Banco Santander SA	4.250%	4/11/27	400	429
Banco Santander SA	3.800%	2/23/28	200	209
Banco Santander SA	4.379%	4/12/28	200	218
Bank of America Corp.	2.625%	10/19/20	525	528
Bank of America Corp.	2.625%	4/19/21	755	762
3 Bank of America Corp.	2.369%	7/21/21	500	501
3 Bank of America Corp.	2.328%	10/1/21	350	350
3 Bank of America Corp.	2.738%	1/23/22	250	252
3 Bank of America Corp.	3.499%	5/17/22	175	178
Bank of America Corp.	2.503%	10/21/22	300	302
Bank of America Corp.	3.300%	1/11/23	650	671
3 Bank of America Corp.	3.124%	1/20/23	145	148
3 Bank of America Corp.	2.881%	4/24/23	1,000	1,014
3 Bank of America Corp.	2.816%	7/21/23	1,250	1,266
Bank of America Corp.	4.100%	7/24/23	300	320
Bank of America Corp.	3.004%	12/20/23	1,846	1,882
Bank of America Corp.	4.125%	1/22/24	325	350
3 Bank of America Corp.	3.550%	3/5/24	690	717
Bank of America Corp.	4.000%	4/1/24	322	345

3 Bank of America Corp.	3.864%	7/23/24	125	131
Bank of America Corp.	4.200%	8/26/24	650	697
Bank of America Corp.	4.000%	1/22/25	755	802
Bank of America Corp.	3.950%	4/21/25	500	530
3 Bank of America Corp.	3.093%	10/1/25	350	360
3 Bank of America Corp.	3.366%	1/23/26	300	313
Bank of America Corp.	4.450%	3/3/26	475	517
Bank of America Corp.	3.500%	4/19/26	320	339
Bank of America Corp.	4.250%	10/22/26	725	784
3 Bank of America Corp.	3.559%	4/23/27	850	896
Bank of America Corp.	3.248%	10/21/27	750	780
Bank of America Corp.	4.183%	11/25/27	560	602
3 Bank of America Corp.	3.824%	1/20/28	425	458
3 Bank of America Corp.	3.705%	4/24/28	475	505
3 Bank of America Corp.	3.593%	7/21/28	600	631
Bank of America Corp.	3.419%	12/20/28	1,334	1,390
3 Bank of America Corp.	3.970%	3/5/29	225	244
3 Bank of America Corp.	4.271%	7/23/29	575	638
3 Bank of America Corp.	3.974%	2/7/30	150	164
3 Bank of America Corp.	3.194%	7/23/30	1,125	1,158
Bank of America Corp.	6.110%	1/29/37	335	439
3 Bank of America Corp.	4.244%	4/24/38	350	401
Bank of America Corp.	7.750%	5/14/38	340	518
3 Bank of America Corp.	4.078%	4/23/40	500	558
Bank of America Corp.	5.875%	2/7/42	300	416
Bank of America Corp.	5.000%	1/21/44	750	950
Bank of America Corp.	4.875%	4/1/44	300	374
Bank of America Corp.	4.750%	4/21/45	100	121
3 Bank of America Corp.	4.443%	1/20/48	100	119
3 Bank of America Corp.	4.330%	3/15/50	250	295
Bank of America NA	6.000%	10/15/36	250	342
Bank of Montreal	3.100%	4/13/21	325	330
Bank of Montreal	1.900%	8/27/21	325	324
Bank of Montreal	2.900%	3/26/22	425	433
Bank of Montreal	2.350%	9/11/22	46	46
Bank of Montreal	2.550%	11/6/22	104	105
Bank of Montreal	3.300%	2/5/24	300	313
Bank of Montreal	2.500%	6/28/24	200	202
3 Bank of Montreal	4.338%	10/5/28	100	105
3 Bank of Montreal	3.803%	12/15/32	1,000	1,031
Bank of New York Mellon Corp.	2.450%	11/27/20	150	151
Bank of New York Mellon Corp.	2.050%	5/3/21	250	250
Bank of New York Mellon Corp.	3.550%	9/23/21	100	103
Bank of New York Mellon Corp.	2.600%	2/7/22	675	684
Bank of New York Mellon Corp.	1.950%	8/23/22	250	250
Bank of New York Mellon Corp.	2.950%	1/29/23	195	200
Bank of New York Mellon Corp.	3.500%	4/28/23	225	236
3 Bank of New York Mellon Corp.	2.661%	5/16/23	225	228
Bank of New York Mellon Corp.	3.450%	8/11/23	125	131
Bank of New York Mellon Corp.	2.200%	8/16/23	225	226
Bank of New York Mellon Corp.	3.250%	9/11/24	150	157
Bank of New York Mellon Corp.	3.000%	2/24/25	250	259
Bank of New York Mellon Corp.	2.800%	5/4/26	200	205
Bank of New York Mellon Corp.	2.450%	8/17/26	125	126
Bank of New York Mellon Corp.	3.250%	5/16/27	150	158
3 Bank of New York Mellon Corp.	3.442%	2/7/28	150	159
Bank of New York Mellon Corp.	3.000%	10/30/28	200	206

Bank of New York Mellon Corp.	3.300%	8/23/29	100	105
Bank of Nova Scotia	2.350%	10/21/20	950	951
Bank of Nova Scotia	2.800%	7/21/21	420	425
Bank of Nova Scotia	2.700%	3/7/22	250	254
Bank of Nova Scotia	2.375%	1/18/23	50	50
Bank of Nova Scotia	3.400%	2/11/24	200	209
Bank of Nova Scotia	4.500%	12/16/25	300	327
Bank of Nova Scotia	2.700%	8/3/26	100	101
Barclays Bank plc	2.650%	1/11/21	200	201
Barclays plc	3.250%	1/12/21	100	101
Barclays plc	3.200%	8/10/21	150	151
Barclays plc	3.684%	1/10/23	100	102
3 Barclays plc	4.610%	2/15/23	200	209
3 Barclays plc	4.338%	5/16/24	1,000	1,044
Barclays plc	3.650%	3/16/25	350	358
3 Barclays plc	3.932%	5/7/25	200	207
Barclays plc	4.375%	1/12/26	300	317
Barclays plc	4.337%	1/10/28	200	210
3 Barclays plc	4.972%	5/16/29	200	219
Barclays plc	5.250%	8/17/45	250	284
Barclays plc	4.950%	1/10/47	200	219
BB&T Corp.	2.150%	2/1/21	125	125
BB&T Corp.	2.050%	5/10/21	175	175
BB&T Corp.	3.200%	9/3/21	150	153
BB&T Corp.	2.750%	4/1/22	175	177
BB&T Corp.	3.050%	6/20/22	500	512
BB&T Corp.	3.750%	12/6/23	250	264
BB&T Corp.	2.500%	8/1/24	75	76
BB&T Corp.	2.850%	10/26/24	100	102
BB&T Corp.	3.700%	6/5/25	175	187
BB&T Corp.	3.875%	3/19/29	200	217
BBVA USA	3.500%	6/11/21	150	152
BBVA USA	2.875%	6/29/22	250	253
BNP Paribas SA	5.000%	1/15/21	475	492
BPCE SA	2.650%	2/3/21	275	276
BPCE SA	2.750%	12/2/21	250	253
7 BPCE SA	3.000%	5/22/22	250	254
BPCE SA	4.000%	4/15/24	325	349
BPCE SA	3.375%	12/2/26	250	262
Branch Banking & Trust Co.	2.625%	1/15/22	250	252
Branch Banking & Trust Co.	3.625%	9/16/25	500	532
Canadian Imperial Bank of Commerce	2.100%	10/5/20	200	200
Canadian Imperial Bank of Commerce	2.700%	2/2/21	150	151
Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	355
Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	211
Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	206
Capital One Bank USA NA	3.375%	2/15/23	235	242
Capital One Financial Corp.	2.400%	10/30/20	250	251
Capital One Financial Corp.	4.750%	7/15/21	50	52
Capital One Financial Corp.	3.050%	3/9/22	175	178
Capital One Financial Corp.	3.200%	1/30/23	350	359
Capital One Financial Corp.	3.500%	6/15/23	27	28
Capital One Financial Corp.	3.900%	1/29/24	250	264
Capital One Financial Corp.	3.750%	4/24/24	450	473
Capital One Financial Corp.	3.300%	10/30/24	225	233
Capital One Financial Corp.	4.200%	10/29/25	175	186
Capital One Financial Corp.	3.750%	7/28/26	500	519

Capital One Financial Corp.	3.750%	3/9/27	100	105
Capital One Financial Corp.	3.800%	1/31/28	300	317
Capital One NA	2.250%	9/13/21	175	175
Capital One NA	2.650%	8/8/22	500	505
Citibank NA	2.125%	10/20/20	400	400
Citibank NA	2.850%	2/12/21	200	202
Citibank NA	3.400%	7/23/21	475	487
3 Citibank NA	2.844%	5/20/22	500	505
Citigroup Inc.	2.700%	3/30/21	550	555
Citigroup Inc.	2.350%	8/2/21	150	151
Citigroup Inc.	2.900%	12/8/21	200	203
Citigroup Inc.	4.500%	1/14/22	475	499
Citigroup Inc.	2.750%	4/25/22	425	431
Citigroup Inc.	2.700%	10/27/22	375	381
Citigroup Inc.	3.375%	3/1/23	150	155
Citigroup Inc.	3.500%	5/15/23	675	699
3 Citigroup Inc.	2.876%	7/24/23	450	456
Citigroup Inc.	3.875%	10/25/23	738	782
Citigroup Inc.	4.000%	8/5/24	125	133
Citigroup Inc.	3.875%	3/26/25	350	369
3 Citigroup Inc.	3.352%	4/24/25	1,500	1,556
Citigroup Inc.	3.300%	4/27/25	125	131
Citigroup Inc.	4.400%	6/10/25	1,400	1,508
Citigroup Inc.	5.500%	9/13/25	75	85
Citigroup Inc.	3.700%	1/12/26	275	292
Citigroup Inc.	4.600%	3/9/26	275	300
Citigroup Inc.	3.200%	10/21/26	1,025	1,058
Citigroup Inc.	4.300%	11/20/26	75	81
Citigroup Inc.	4.450%	9/29/27	1,000	1,091
3 Citigroup Inc.	3.887%	1/10/28	525	562
3 Citigroup Inc.	3.668%	7/24/28	850	900
Citigroup Inc.	4.125%	7/25/28	250	269
3 Citigroup Inc.	3.520%	10/27/28	580	607
3 Citigroup Inc.	4.075%	4/23/29	150	164
3 Citigroup Inc.	3.980%	3/20/30	475	516
Citigroup Inc.	6.625%	6/15/32	100	131
Citigroup Inc.	6.125%	8/25/36	75	97
3 Citigroup Inc.	3.878%	1/24/39	225	245
Citigroup Inc.	8.125%	7/15/39	562	917
Citigroup Inc.	5.875%	1/30/42	100	136
Citigroup Inc.	5.300%	5/6/44	375	468
Citigroup Inc.	4.650%	7/30/45	200	242
Citigroup Inc.	4.750%	5/18/46	375	437
Citigroup Inc.	4.650%	7/23/48	450	551
Citizens Bank NA	2.250%	10/30/20	200	200
Citizens Bank NA	2.550%	5/13/21	200	201
Citizens Bank NA	3.250%	2/14/22	250	256
Citizens Bank NA	2.650%	5/26/22	125	126
Citizens Financial Group Inc.	4.300%	12/3/25	125	134
Citizens Financial Group Inc.	2.850%	7/27/26	175	177
Comerica Bank	4.000%	7/27/25	50	54
Comerica Inc.	3.700%	7/31/23	200	210
Commonwealth Bank of Australia	2.400%	11/2/20	350	351
Commonwealth Bank of Australia	2.550%	3/15/21	175	176
7 Commonwealth Bank of Australia	2.750%	3/10/22	500	508
7 Commonwealth Bank of Australia	3.350%	6/4/24	800	839
Cooperatieve Rabobank UA	4.500%	1/11/21	150	155

Cooperatieve Rabobank UA	2.500%	1/19/21	600	602
Cooperatieve Rabobank UA	2.750%	1/10/22	250	254
Cooperatieve Rabobank UA	3.875%	2/8/22	525	546
Cooperatieve Rabobank UA	3.950%	11/9/22	125	130
Cooperatieve Rabobank UA	4.625%	12/1/23	175	188
Cooperatieve Rabobank UA	3.375%	5/21/25	275	292
Cooperatieve Rabobank UA	4.375%	8/4/25	600	647
Cooperatieve Rabobank UA	3.750%	7/21/26	225	233
Cooperatieve Rabobank UA	5.250%	5/24/41	100	136
Cooperatieve Rabobank UA	5.750%	12/1/43	250	334
Cooperatieve Rabobank UA	5.250%	8/4/45	350	441
Credit Suisse AG	3.000%	10/29/21	600	608
Credit Suisse AG	3.625%	9/9/24	575	608
7 Credit Suisse Group AG	3.574%r	1/9/23	500	512
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	252
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	279
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	780
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	575	601
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	263
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	459
Deutsche Bank AG	3.125%	1/13/21	100	100
Deutsche Bank AG	3.150%	1/22/21	150	150
Deutsche Bank AG	4.250%	10/14/21	700	710
Deutsche Bank AG	3.300%	11/16/22	500	497
Deutsche Bank AG	3.950%	2/27/23	300	304
Deutsche Bank AG	3.700%	5/30/24	548	547
Deutsche Bank AG	4.100%	1/13/26	100	99
Discover Bank	3.200%	8/9/21	100	102
Discover Bank	3.350%	2/6/23	150	155
Discover Bank	4.200%	8/8/23	300	319
Discover Bank	2.450%	9/12/24	150	149
Discover Bank	3.450%	7/27/26	100	103
Discover Bank	4.650%	9/13/28	250	278
Discover Financial Services	3.850%	11/21/22	200	209
Discover Financial Services	3.950%	11/6/24	450	478
Discover Financial Services	3.750%	3/4/25	170	178
Discover Financial Services	4.500%	1/30/26	200	217
Fifth Third Bancorp	3.500%	3/15/22	125	129
Fifth Third Bancorp	4.300%	1/16/24	275	295
Fifth Third Bancorp	3.650%	1/25/24	150	158
Fifth Third Bancorp	3.950%	3/14/28	75	82
Fifth Third Bancorp	8.250%	3/1/38	200	310
Fifth Third Bank	2.200%	10/30/20	200	200
Fifth Third Bank	2.250%	6/14/21	300	301
Fifth Third Bank	3.350%	7/26/21	200	204
Fifth Third Bank	3.950%	7/28/25	200	218
Fifth Third Bank	3.850%	3/15/26	200	213
First Horizon National Corp.	3.500%	12/15/20	100	101
First Republic Bank	2.500%	6/6/22	100	101
First Republic Bank	4.375%	8/1/46	75	83
FirstMerit Bank NA	4.270%	11/25/26	150	160
Goldman Sachs Capital I	6.345%	2/15/34	225	287
Goldman Sachs Group Inc.	2.875%	2/25/21	175	177
Goldman Sachs Group Inc.	2.625%	4/25/21	150	151
Goldman Sachs Group Inc.	5.250%	7/27/21	650	685
Goldman Sachs Group Inc.	2.350%	11/15/21	500	500
Goldman Sachs Group Inc.	5.750%	1/24/22	675	725

Goldman Sachs Group Inc.	3.000%	4/26/22	545	551
3 Goldman Sachs Group Inc.	2.876%	10/31/22	1,055	1,066
Goldman Sachs Group Inc.	3.625%	1/22/23	425	442
Goldman Sachs Group Inc.	3.200%	2/23/23	425	436
3 Goldman Sachs Group Inc.	2.908%	6/5/23	350	355
3 Goldman Sachs Group Inc.	2.905%	7/24/23	500	507
Goldman Sachs Group Inc.	3.625%	2/20/24	300	314
Goldman Sachs Group Inc.	4.000%	3/3/24	475	506
Goldman Sachs Group Inc.	3.850%	7/8/24	586	620
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,388
Goldman Sachs Group Inc.	3.750%	5/22/25	825	873
3 Goldman Sachs Group Inc.	3.272%	9/29/25	550	568
Goldman Sachs Group Inc.	4.250%	10/21/25	200	214
Goldman Sachs Group Inc.	3.750%	2/25/26	200	211
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,300
Goldman Sachs Group Inc.	5.950%	1/15/27	400	475
Goldman Sachs Group Inc.	3.850%	1/26/27	350	371
3 Goldman Sachs Group Inc.	3.691%	6/5/28	625	656
3 Goldman Sachs Group Inc.	3.814%	4/23/29	400	424
3 Goldman Sachs Group Inc.	4.223%	5/1/29	525	572
Goldman Sachs Group Inc.	6.450%	5/1/36	50	65
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,314
3 Goldman Sachs Group Inc.	4.017%	10/31/38	350	376
3 Goldman Sachs Group Inc.	4.411%	4/23/39	500	564
Goldman Sachs Group Inc.	6.250%	2/1/41	675	935
Goldman Sachs Group Inc.	4.800%	7/8/44	325	388
Goldman Sachs Group Inc.	5.150%	5/22/45	475	564
Goldman Sachs Group Inc.	4.750%	10/21/45	225	270
HSBC Bank USA NA	5.875%	11/1/34	180	231
HSBC Bank USA NA	5.625%	8/15/35	250	312
HSBC Bank USA NA	7.000%	1/15/39	250	361
HSBC Holdings plc	3.400%	3/8/21	625	634
HSBC Holdings plc	2.950%	5/25/21	800	807
HSBC Holdings plc	2.650%	1/5/22	500	503
HSBC Holdings plc	4.875%	1/14/22	160	169
HSBC Holdings plc	4.000%	3/30/22	290	302
3 HSBC Holdings plc	3.262%	3/13/23	560	570
HSBC Holdings plc	3.600%	5/25/23	200	208
3 HSBC Holdings plc	3.033%	11/22/23	200	202
HSBC Holdings plc	4.250%	3/14/24	250	263
3 HSBC Holdings plc	3.950%	5/18/24	500	522
3 HSBC Holdings plc	3.803%	3/11/25	1,075	1,119
HSBC Holdings plc	4.250%	8/18/25	150	158
HSBC Holdings plc	4.300%	3/8/26	1,100	1,190
HSBC Holdings plc	3.900%	5/25/26	450	477
3 HSBC Holdings plc	4.292%	9/12/26	500	535
HSBC Holdings plc	4.375%	11/23/26	350	375
3 HSBC Holdings plc	4.041%	3/13/28	400	425
3 HSBC Holdings plc	4.583%	6/19/29	400	444
3 HSBC Holdings plc	3.973%	5/22/30	570	606
HSBC Holdings plc	7.625%	5/17/32	100	142
HSBC Holdings plc	7.350%	11/27/32	100	138
HSBC Holdings plc	6.500%	5/2/36	350	465
HSBC Holdings plc	6.500%	9/15/37	50	67
HSBC Holdings plc	6.800%	6/1/38	200	279
HSBC Holdings plc	5.250%	3/14/44	750	928
HSBC USA Inc.	3.500%	6/23/24	150	159

Huntington Bancshares Inc.	7.000%	12/15/20	25	26
Huntington Bancshares Inc.	3.150%	3/14/21	100	101
Huntington Bancshares Inc.	2.300%	1/14/22	200	201
Huntington National Bank	3.250%	5/14/21	250	254
Huntington National Bank	2.500%	8/7/22	200	202
Huntington National Bank	3.550%	10/6/23	250	262
ING Groep NV	3.150%	3/29/22	200	204
ING Groep NV	4.100%	10/2/23	300	319
ING Groep NV	3.550%	4/9/24	200	209
ING Groep NV	3.950%	3/29/27	300	323
ING Groep NV	4.550%	10/2/28	200	227
ING Groep NV	4.050%	4/9/29	200	220
JPMorgan Chase & Co.	4.250%	10/15/20	200	205
JPMorgan Chase & Co.	2.550%	10/29/20	450	452
JPMorgan Chase & Co.	2.550%	3/1/21	850	855
JPMorgan Chase & Co.	4.625%	5/10/21	250	260
JPMorgan Chase & Co.	2.400%	6/7/21	275	276
JPMorgan Chase & Co.	2.295%	8/15/21	450	451
JPMorgan Chase & Co.	4.350%	8/15/21	205	213
JPMorgan Chase & Co.	4.500%	1/24/22	325	342
3 JPMorgan Chase & Co.	3.514%	6/18/22	200	204
JPMorgan Chase & Co.	3.250%	9/23/22	750	775
JPMorgan Chase & Co.	2.972%	1/15/23	370	377
JPMorgan Chase & Co.	3.200%	1/25/23	750	774
3 JPMorgan Chase & Co.	3.207%	4/1/23	1,000	1,023
3 JPMorgan Chase & Co.	2.776%	4/25/23	350	354
JPMorgan Chase & Co.	3.375%	5/1/23	300	310
JPMorgan Chase & Co.	2.700%	5/18/23	250	254
JPMorgan Chase & Co.	3.875%	2/1/24	445	475
3 JPMorgan Chase & Co.	3.559%	4/23/24	485	505
JPMorgan Chase & Co.	3.625%	5/13/24	776	821
3 JPMorgan Chase & Co.	3.797%	7/23/24	175	185
JPMorgan Chase & Co.	3.875%	9/10/24	575	611
3 JPMorgan Chase & Co.	4.023%	12/5/24	300	320
JPMorgan Chase & Co.	3.125%	1/23/25	400	414
3 JPMorgan Chase & Co.	3.220%	3/1/25	600	621
JPMorgan Chase & Co.	3.900%	7/15/25	362	389
3 JPMorgan Chase & Co.	2.301%	10/15/25	700	696
JPMorgan Chase & Co.	3.300%	4/1/26	685	716
JPMorgan Chase & Co.	3.200%	6/15/26	300	311
JPMorgan Chase & Co.	2.950%	10/1/26	875	897
JPMorgan Chase & Co.	4.125%	12/15/26	450	491
3 JPMorgan Chase & Co.	3.960%	1/29/27	500	540
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,050
3 JPMorgan Chase & Co.	3.782%	2/1/28	625	669
3 JPMorgan Chase & Co.	3.540%	5/1/28	350	369
3 JPMorgan Chase & Co.	3.509%	1/23/29	575	606
3 JPMorgan Chase & Co.	4.005%	4/23/29	300	328
3 JPMorgan Chase & Co.	4.203%	7/23/29	200	221
3 JPMorgan Chase & Co.	4.452%	12/5/29	350	395
3 JPMorgan Chase & Co.	3.702%	5/6/30	300	321
3 JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,489
JPMorgan Chase & Co.	6.400%	5/15/38	450	640
JPMorgan Chase & Co.	5.500%	10/15/40	650	857
JPMorgan Chase & Co.	5.600%	7/15/41	275	371
JPMorgan Chase & Co.	5.400%	1/6/42	150	197
JPMorgan Chase & Co.	5.625%	8/16/43	300	394

JPMorgan Chase & Co.	4.950%	6/1/45	100	124
3 JPMorgan Chase & Co.	4.260%	2/22/48	375	438
3 JPMorgan Chase & Co.	4.032%	7/24/48	500	568
3 JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,120
3 JPMorgan Chase & Co.	3.897%	1/23/49	400	443
KeyBank NA	2.300%	9/14/22	200	201
KeyBank NA	3.375%	3/7/23	250	259
KeyBank NA	3.300%	6/1/25	125	131
KeyCorp	5.100%	3/24/21	25	26
KeyCorp	4.150%	10/29/25	150	163
KeyCorp	4.100%	4/30/28	600	659
KeyCorp	2.550%	10/1/29	150	147
Lloyds Bank plc	6.375%	1/21/21	175	184
Lloyds Bank plc	3.300%	5/7/21	200	203
Lloyds Banking Group plc	3.000%	1/11/22	300	303
3 Lloyds Banking Group plc	2.858%	3/17/23	250	251
Lloyds Banking Group plc	4.050%	8/16/23	900	946
3 Lloyds Banking Group plc	2.907%	11/7/23	400	401
Lloyds Banking Group plc	3.900%	3/12/24	200	209
Lloyds Banking Group plc	4.450%	5/8/25	200	215
Lloyds Banking Group plc	4.582%	12/10/25	700	740
Lloyds Banking Group plc	4.650%	3/24/26	575	606
Lloyds Banking Group plc	3.750%	1/11/27	200	207
Lloyds Banking Group plc	4.375%	3/22/28	250	271
Lloyds Banking Group plc	4.550%	8/16/28	200	220
3 Lloyds Banking Group plc	3.574%	11/7/28	200	204
Lloyds Banking Group plc	5.300%	12/1/45	200	232
Lloyds Banking Group plc	4.344%	1/9/48	275	281
M&T Bank Corp.	3.550%	7/26/23	200	210
Manufacturers & Traders Trust Co.	2.625%	1/25/21	225	227
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	403	407
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	200	204
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	399
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	1,275	1,295
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	200	204
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	675	680
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	303
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	311
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	778
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	100
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	208
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	203
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	266
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	562
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	252
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	536
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	261
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	219
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	221
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	217
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	181
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	58
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	215
Mizuho Financial Group Inc.	3.549%	3/5/23	200	208
3 Mizuho Financial Group Inc.	2.721%	7/16/23	300	303
3 Mizuho Financial Group Inc.	3.922%	9/11/24	200	210
3 Mizuho Financial Group Inc.	2.839%	7/16/25	375	378

3 Mizuho Financial Group Inc.	2.555%	9/13/25	100	100
Mizuho Financial Group Inc.	3.663%	2/28/27	250	266
Mizuho Financial Group Inc.	4.018%	3/5/28	325	357
3 Mizuho Financial Group Inc.	4.254%	9/11/29	400	445
3 Mizuho Financial Group Inc.	3.153%	7/16/30	500	511
3 Mizuho Financial Group Inc.	2.869%	9/13/30	100	99
Morgan Stanley	5.750%	1/25/21	250	261
Morgan Stanley	2.500%	4/21/21	200	201
Morgan Stanley	5.500%	7/28/21	650	688
Morgan Stanley	2.625%	11/17/21	500	504
Morgan Stanley	2.750%	5/19/22	600	608
Morgan Stanley	4.875%	11/1/22	425	456
Morgan Stanley	3.125%	1/23/23	750	770
Morgan Stanley	3.750%	2/25/23	675	706
3 Morgan Stanley	3.737%	4/24/24	750	783
Morgan Stanley	3.875%	4/29/24	545	578
Morgan Stanley	3.700%	10/23/24	650	688
Morgan Stanley	4.000%	7/23/25	330	356
Morgan Stanley	5.000%	11/24/25	650	729
Morgan Stanley	3.875%	1/27/26	225	242
Morgan Stanley	3.125%	7/27/26	700	722
Morgan Stanley	6.250%	8/9/26	425	516
Morgan Stanley	4.350%	9/8/26	400	433
Morgan Stanley	3.625%	1/20/27	250	264
Morgan Stanley	3.950%	4/23/27	325	344
3 Morgan Stanley	3.591%	7/22/28	935	986
3 Morgan Stanley	3.772%	1/24/29	575	613
3 Morgan Stanley	4.431%	1/23/30	550	618
Morgan Stanley	7.250%	4/1/32	150	213
3 Morgan Stanley	3.971%	7/22/38	375	410
3 Morgan Stanley	4.457%	4/22/39	250	291
Morgan Stanley	6.375%	7/24/42	600	873
Morgan Stanley	4.300%	1/27/45	650	751
Morgan Stanley	4.375%	1/22/47	175	205
MUFG Americas Holdings Corp.	3.500%	6/18/22	475	491
MUFG Americas Holdings Corp.	3.000%	2/10/25	80	82
MUFG Union Bank NA	3.150%	4/1/22	1,200	1,229
National Australia Bank Ltd.	1.875%	7/12/21	175	174
National Australia Bank Ltd.	3.375%	9/20/21	250	256
National Australia Bank Ltd.	3.700%	11/4/21	250	258
National Australia Bank Ltd.	2.500%	5/22/22	550	557
National Australia Bank Ltd.	3.000%	1/20/23	250	257
National Australia Bank Ltd.	3.625%	6/20/23	250	263
National Australia Bank Ltd.	3.375%	1/14/26	100	106
National Australia Bank Ltd.	2.500%	7/12/26	200	202
National Bank of Canada	2.200%	11/2/20	200	200
Northern Trust Corp.	3.450%	11/4/20	50	51
Northern Trust Corp.	3.375%	8/23/21	100	103
Northern Trust Corp.	3.950%	10/30/25	150	163
Northern Trust Corp.	3.650%	8/3/28	100	110
3 Northern Trust Corp.	3.375%	5/8/32	50	52
People's United Bank NA	4.000%	7/15/24	100	105
People's United Financial Inc.	3.650%	12/6/22	100	103
PNC Bank NA	2.450%	11/5/20	430	431
PNC Bank NA	2.150%	4/29/21	250	250
PNC Bank NA	2.550%	12/9/21	100	101
PNC Bank NA	2.625%	2/17/22	175	177

PNC Bank NA	2.700%	11/1/22	450	455
PNC Bank NA	3.300%	10/30/24	200	210
PNC Bank NA	2.950%	2/23/25	150	155
PNC Bank NA	3.250%	6/1/25	100	105
PNC Bank NA	3.100%	10/25/27	250	262
PNC Bank NA	3.250%	1/22/28	150	159
PNC Bank NA	4.050%	7/26/28	250	275
PNC Financial Services Group Inc.	3.500%	1/23/24	100	106
PNC Financial Services Group Inc.	3.900%	4/29/24	125	132
PNC Financial Services Group Inc.	3.150%	5/19/27	450	473
PNC Financial Services Group Inc.	3.450%	4/23/29	500	533
PNC Funding Corp.	3.300%	3/8/22	440	454
3 Regions Bank	3.374%	8/13/21	150	151
Regions Bank	6.450%	6/26/37	250	329
Regions Financial Corp.	3.200%	2/8/21	100	101
Regions Financial Corp.	3.800%	8/14/23	200	211
Royal Bank of Canada	2.150%	10/26/20	100	100
Royal Bank of Canada	2.350%	10/30/20	100	100
Royal Bank of Canada	2.500%	1/19/21	200	201
Royal Bank of Canada	3.200%	4/30/21	700	713
Royal Bank of Canada	2.750%	2/1/22	300	306
Royal Bank of Canada	2.800%	4/29/22	300	305
Royal Bank of Canada	3.700%	10/5/23	100	106
Royal Bank of Canada	2.550%	7/16/24	200	202
Royal Bank of Canada	4.650%	1/27/26	250	276
Royal Bank of Scotland Group plc	6.125%	12/15/22	100	108
3 Royal Bank of Scotland Group plc	3.498%	5/15/23	500	507
Royal Bank of Scotland Group plc	6.100%	6/10/23	195	212
Royal Bank of Scotland Group plc	3.875%	9/12/23	600	619
Royal Bank of Scotland Group plc	6.000%	12/19/23	100	110
Royal Bank of Scotland Group plc	5.125%	5/28/24	500	532
3 Royal Bank of Scotland Group plc	4.519%	6/25/24	300	315
3 Royal Bank of Scotland Group plc	4.892%	5/18/29	1,000	1,099
3 Royal Bank of Scotland Group plc	5.076%	1/27/30	200	224
3 Royal Bank of Scotland Group plc	4.445%	5/8/30	650	697
Santander Holdings USA Inc.	4.450%	12/3/21	200	208
Santander Holdings USA Inc.	3.700%	3/28/22	700	717
Santander Holdings USA Inc.	3.400%	1/18/23	115	117
Santander Holdings USA Inc.	4.500%	7/17/25	125	134
Santander Holdings USA Inc.	4.400%	7/13/27	250	267
Santander UK Group Holdings plc	3.125%	1/8/21	550	554
Santander UK Group Holdings plc	2.875%	8/5/21	225	226
Santander UK Group Holdings plc	3.571%	1/10/23	200	203
3 Santander UK Group Holdings plc	3.823%	11/3/28	200	206
Santander UK plc	2.125%	11/3/20	200	200
Santander UK plc	3.400%	6/1/21	200	203
Santander UK plc	3.750%	11/15/21	200	206
Santander UK plc	4.000%	3/13/24	200	212
Santander UK plc	2.875%	6/18/24	200	203
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	302
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	750	745
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	253
State Street Corp.	1.950%	5/19/21	125	125
3 State Street Corp.	2.653%	5/15/23	300	304
State Street Corp.	3.100%	5/15/23	400	414
State Street Corp.	3.700%	11/20/23	83	88
3 State Street Corp.	3.776%	12/3/24	200	211

State Street Corp.	3.550%	8/18/25	225	240
State Street Corp.	2.650%	5/19/26	125	128
3 State Street Corp.	4.141%	12/3/29	200	226
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	200
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	256
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	106
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	267
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	262
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	343
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	249
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	477
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	253
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	203
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	203
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	256
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	210
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	212
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	379
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	160
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	125
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	179
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	210
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	734
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	320
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	110
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	485
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	151
SunTrust Bank	2.800%	5/17/22	400	407
3 SunTrust Bank	3.502%	8/2/22	250	255
SunTrust Bank	3.000%	2/2/23	75	77
SunTrust Bank	3.200%	4/1/24	500	519
3 SunTrust Bank	3.689%	8/2/24	250	262
SunTrust Bank	3.300%	5/15/26	200	208
SunTrust Banks Inc.	2.900%	3/3/21	75	76
SunTrust Banks Inc.	2.700%	1/27/22	125	126
SVB Financial Group	3.500%	1/29/25	100	104
Svenska Handelsbanken AB	2.450%	3/30/21	300	302
Svenska Handelsbanken AB	3.350%	5/24/21	200	204
Svenska Handelsbanken AB	1.875%	9/7/21	350	349
Synchrony Bank	3.650%	5/24/21	250	255
Synchrony Bank	3.000%	6/15/22	100	101
Synchrony Financial	2.850%	7/25/22	75	76
Synchrony Financial	4.250%	8/15/24	250	264
Synchrony Financial	4.500%	7/23/25	150	160
Synchrony Financial	3.700%	8/4/26	125	127
Synchrony Financial	3.950%	12/1/27	300	307
Synovus Financial Corp.	3.125%	11/1/22	50	50
Toronto-Dominion Bank	2.500%	12/14/20	100	101
Toronto-Dominion Bank	2.550%	1/25/21	450	453
Toronto-Dominion Bank	2.125%	4/7/21	175	175
Toronto-Dominion Bank	3.250%	6/11/21	600	612
Toronto-Dominion Bank	1.800%	7/13/21	150	150
Toronto-Dominion Bank	3.250%	3/11/24	400	418
7 UBS AG	2.450%	12/1/20	200	201
US Bancorp	2.350%	1/29/21	100	100
US Bancorp	4.125%	5/24/21	250	258
US Bancorp	2.625%	1/24/22	200	202

US Bancorp	3.000%	3/15/22	125	128
US Bancorp	2.950%	7/15/22	400	409
US Bancorp	3.700%	1/30/24	150	160
US Bancorp	3.375%	2/5/24	500	526
US Bancorp	2.400%	7/30/24	200	202
US Bancorp	3.600%	9/11/24	50	53
US Bancorp	3.950%	11/17/25	150	165
US Bancorp	3.100%	4/27/26	300	311
US Bancorp	3.150%	4/27/27	275	291
US Bancorp	3.900%	4/26/28	100	112
US Bancorp	3.000%	7/30/29	190	196
US Bank NA	2.050%	10/23/20	250	250
US Bank NA	2.650%	5/23/22	250	254
US Bank NA	2.850%	1/23/23	250	256
US Bank NA	3.400%	7/24/23	250	262
US Bank NA	2.800%	1/27/25	500	515
Wachovia Corp.	6.605%	10/1/25	265	315
Wells Fargo & Co.	2.550%	12/7/20	300	302
Wells Fargo & Co.	2.500%	3/4/21	1,350	1,356
Wells Fargo & Co.	4.600%	4/1/21	825	855
Wells Fargo & Co.	2.100%	7/26/21	350	350
Wells Fargo & Co.	3.500%	3/8/22	450	464
Wells Fargo & Co.	2.625%	7/22/22	775	783
Wells Fargo & Co.	3.069%	1/24/23	1,500	1,528
Wells Fargo & Co.	3.450%	2/13/23	350	361
Wells Fargo & Co.	3.750%	1/24/24	200	211
Wells Fargo & Co.	3.300%	9/9/24	400	418
Wells Fargo & Co.	3.000%	2/19/25	425	436
Wells Fargo & Co.	3.000%	4/22/26	525	539
Wells Fargo & Co.	4.100%	6/3/26	725	778
Wells Fargo & Co.	3.000%	10/23/26	675	693
Wells Fargo & Co.	4.300%	7/22/27	475	519
3 Wells Fargo & Co.	3.584%	5/22/28	500	529
Wells Fargo & Co.	4.150%	1/24/29	200	221
Wells Fargo & Co.	5.375%	2/7/35	200	256
Wells Fargo & Co.	5.375%	11/2/43	500	630
Wells Fargo & Co.	5.606%	1/15/44	600	777
Wells Fargo & Co.	4.650%	11/4/44	325	375
Wells Fargo & Co.	3.900%	5/1/45	250	281
Wells Fargo & Co.	4.900%	11/17/45	250	299
Wells Fargo & Co.	4.400%	6/14/46	300	336
Wells Fargo & Co.	4.750%	12/7/46	350	414
Wells Fargo Bank NA	2.600%	1/15/21	250	252
3 Wells Fargo Bank NA	3.325%	7/23/21	250	252
Wells Fargo Bank NA	3.625%	10/22/21	450	463
3 Wells Fargo Bank NA	2.897%	5/27/22	600	606
3 Wells Fargo Bank NA	2.082%	9/9/22	850	847
Wells Fargo Bank NA	3.550%	8/14/23	750	787
Wells Fargo Bank NA	5.950%	8/26/36	200	266
Wells Fargo Bank NA	5.850%	2/1/37	300	396
Wells Fargo Bank NA	6.600%	1/15/38	225	320
Westpac Banking Corp.	2.600%	11/23/20	250	252
Westpac Banking Corp.	2.100%	5/13/21	600	600
Westpac Banking Corp.	2.000%	8/19/21	275	275
Westpac Banking Corp.	2.500%	6/28/22	1,000	1,011
Westpac Banking Corp.	2.750%	1/11/23	200	204
Westpac Banking Corp.	3.650%	5/15/23	75	79

Westpac Banking Corp.	3.300%	2/26/24	250	262
Westpac Banking Corp.	2.850%	5/13/26	200	206
Westpac Banking Corp.	2.700%	8/19/26	175	179
Westpac Banking Corp.	3.350%	3/8/27	250	267
3 Westpac Banking Corp.	4.322%	11/23/31	500	526
Westpac Banking Corp.	4.110%	7/24/34	25	26
Westpac Banking Corp.	4.421%	7/24/39	100	110
Zions Bancorp NA	3.500%	8/27/21	250	255

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	107
Affiliated Managers Group Inc.	3.500%	8/1/25	125	130
Ameriprise Financial Inc.	3.000%	3/22/22	50	51
Ameriprise Financial Inc.	4.000%	10/15/23	250	264
Ameriprise Financial Inc.	3.700%	10/15/24	100	107
BGC Partners Inc.	5.125%	5/27/21	50	52
7 BGC Partners Inc.	3.750%	10/1/24	60	60
BlackRock Inc.	4.250%	5/24/21	125	130
BlackRock Inc.	3.375%	6/1/22	175	182
BlackRock Inc.	3.500%	3/18/24	175	186
BlackRock Inc.	3.200%	3/15/27	100	106
BlackRock Inc.	3.250%	4/30/29	90	96
Brookfield Asset Management Inc.	4.000%	1/15/25	105	111
Brookfield Finance Inc.	4.250%	6/2/26	50	54
Brookfield Finance Inc.	3.900%	1/25/28	125	131
Brookfield Finance Inc.	4.850%	3/29/29	150	169
Brookfield Finance Inc.	4.700%	9/20/47	150	165
Brookfield Finance LLC	4.000%	4/1/24	175	186
Cboe Global Markets Inc.	3.650%	1/12/27	110	117
Charles Schwab Corp.	3.250%	5/21/21	125	127
Charles Schwab Corp.	3.225%	9/1/22	300	310
Charles Schwab Corp.	2.650%	1/25/23	100	102
Charles Schwab Corp.	3.550%	2/1/24	400	424
Charles Schwab Corp.	3.850%	5/21/25	25	27
Charles Schwab Corp.	3.200%	3/2/27	250	261
Charles Schwab Corp.	3.200%	1/25/28	100	105
Charles Schwab Corp.	4.000%	2/1/29	125	139
Charles Schwab Corp.	3.250%	5/22/29	100	105
CME Group Inc.	3.000%	9/15/22	125	129
CME Group Inc.	3.000%	3/15/25	125	131
CME Group Inc.	5.300%	9/15/43	150	204
CME Group Inc.	4.150%	6/15/48	125	150
E*TRADE Financial Corp.	3.800%	8/24/27	75	78
E*TRADE Financial Corp.	4.500%	6/20/28	65	71
Eaton Vance Corp.	3.625%	6/15/23	50	52
Eaton Vance Corp.	3.500%	4/6/27	100	105
Franklin Resources Inc.	2.800%	9/15/22	225	230
Intercontinental Exchange Inc.	2.350%	9/15/22	100	101
Intercontinental Exchange Inc.	3.450%	9/21/23	100	105
Intercontinental Exchange Inc.	4.000%	10/15/23	150	160
Intercontinental Exchange Inc.	3.750%	12/1/25	300	323
Intercontinental Exchange Inc.	3.100%	9/15/27	150	157
Intercontinental Exchange Inc.	3.750%	9/21/28	75	82
Intercontinental Exchange Inc.	4.250%	9/21/48	175	208
Invesco Finance plc	3.125%	11/30/22	175	179
Invesco Finance plc	4.000%	1/30/24	450	477
Invesco Finance plc	3.750%	1/15/26	170	180

Invesco Finance plc	5.375%	11/30/43	75	90
Janus Capital Group Inc.	4.875%	8/1/25	75	81
Jefferies Financial Group Inc.	5.500%	10/18/23	150	162
Jefferies Group LLC	6.875%	4/15/21	105	112
Jefferies Group LLC	5.125%	1/20/23	100	108
Jefferies Group LLC	4.850%	1/15/27	200	212
Jefferies Group LLC	6.450%	6/8/27	50	58
Jefferies Group LLC	6.250%	1/15/36	75	87
Jefferies Group LLC	6.500%	1/20/43	75	86
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	300	300
Lazard Group LLC	3.750%	2/13/25	50	52
Lazard Group LLC	3.625%	3/1/27	100	102
Lazard Group LLC	4.500%	9/19/28	100	109
Legg Mason Inc.	4.750%	3/15/26	100	109
Legg Mason Inc.	5.625%	1/15/44	100	112
Nasdaq Inc.	4.250%	6/1/24	125	135
Nasdaq Inc.	3.850%	6/30/26	100	107
Raymond James Financial Inc.	3.625%	9/15/26	75	78
Raymond James Financial Inc.	4.950%	7/15/46	210	250
Stifel Financial Corp.	3.500%	12/1/20	50	51
Stifel Financial Corp.	4.250%	7/18/24	150	158
TD Ameritrade Holding Corp.	2.950%	4/1/22	125	128
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	106
TD Ameritrade Holding Corp.	3.300%	4/1/27	125	131
TD Ameritrade Holding Corp.	2.750%	10/1/29	50	50

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	150	154
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	150	155
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	200	210
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	70	73
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	125	129
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	100	102
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	175	184
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	125	127
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	125	133
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	300	306
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	150	154
Air Lease Corp.	2.500%	3/1/21	250	251
Air Lease Corp.	3.875%	4/1/21	75	77
Air Lease Corp.	3.375%	6/1/21	75	76
Air Lease Corp.	3.750%	2/1/22	300	308
Air Lease Corp.	2.625%	7/1/22	100	100
Air Lease Corp.	2.250%	1/15/23	100	100
Air Lease Corp.	2.750%	1/15/23	100	101

Air Lease Corp.	3.875%	7/3/23	100	104
Air Lease Corp.	4.250%	2/1/24	200	212
Air Lease Corp.	4.250%	9/15/24	75	80
Air Lease Corp.	3.250%	3/1/25	150	152
Air Lease Corp.	3.625%	4/1/27	75	77
Air Lease Corp.	3.625%	12/1/27	100	103
Air Lease Corp.	4.625%	10/1/28	100	110
Air Lease Corp.	3.250%	10/1/29	100	99
Aircastle Ltd.	4.400%	9/25/23	125	131
Aircastle Ltd.	4.125%	5/1/24	400	415
Aircastle Ltd.	4.250%	6/15/26	100	103
Ares Capital Corp.	3.500%	2/10/23	250	251
Ares Capital Corp.	4.200%	6/10/24	200	205
Ares Capital Corp.	4.250%	3/1/25	100	103
FS KKR Capital Corp.	4.750%	5/15/22	25	26
FS KKR Capital Corp.	4.625%	7/15/24	25	26
GATX Corp.	3.250%	3/30/25	125	127
GATX Corp.	3.250%	9/15/26	50	51
GATX Corp.	3.850%	3/30/27	175	183
GATX Corp.	3.500%	3/15/28	100	103
GATX Corp.	4.550%	11/7/28	150	166
GATX Corp.	4.700%	4/1/29	75	84
GATX Corp.	4.500%	3/30/45	50	53
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	1,237	1,234
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	358	365
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	2,168	2,273
International Lease Finance Corp.	8.250%	12/15/20	200	213
International Lease Finance Corp.	4.625%	4/15/21	89	92
International Lease Finance Corp.	8.625%	1/15/22	315	358
International Lease Finance Corp.	5.875%	8/15/22	160	176
Owl Rock Capital Corp.	5.250%	4/15/24	25	26
Prospect Capital Corp.	5.875%	3/15/23	40	42

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	50	74
AEGON Funding Co. LLC	5.750%	12/15/20	81	84
Aetna Inc.	2.750%	11/15/22	200	202
Aetna Inc.	2.800%	6/15/23	125	127
Aetna Inc.	3.500%	11/15/24	125	130
Aetna Inc.	6.625%	6/15/36	130	167
Aetna Inc.	6.750%	12/15/37	100	133
Aetna Inc.	4.500%	5/15/42	75	78
Aetna Inc.	4.125%	11/15/42	75	75
Aetna Inc.	3.875%	8/15/47	300	291
Aflac Inc.	4.000%	2/15/22	50	52
Aflac Inc.	3.625%	6/15/23	125	132
Aflac Inc.	3.625%	11/15/24	125	133
Aflac Inc.	3.250%	3/17/25	125	131
Aflac Inc.	2.875%	10/15/26	75	77
Aflac Inc.	4.000%	10/15/46	50	54
Aflac Inc.	4.750%	1/15/49	115	139
Alleghany Corp.	4.900%	9/15/44	100	117
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	77
Allstate Corp.	3.150%	6/15/23	100	104

Allstate Corp.	5.550%	5/9/35	75	97
Allstate Corp.	4.500%	6/15/43	125	150
Allstate Corp.	4.200%	12/15/46	200	232
Allstate Corp.	3.850%	8/10/49	100	110
3 Allstate Corp.	5.750%	8/15/53	75	80
3 Allstate Corp.	6.500%	5/15/67	100	120
American Financial Group Inc.	3.500%	8/15/26	50	52
American Financial Group Inc.	4.500%	6/15/47	110	119
American International Group Inc.	6.400%	12/15/20	385	404
American International Group Inc.	3.300%	3/1/21	275	279
American International Group Inc.	4.875%	6/1/22	250	267
American International Group Inc.	4.125%	2/15/24	70	75
American International Group Inc.	3.750%	7/10/25	85	90
American International Group Inc.	4.200%	4/1/28	200	218
American International Group Inc.	4.250%	3/15/29	50	55
American International Group Inc.	3.875%	1/15/35	200	210
American International Group Inc.	4.700%	7/10/35	75	85
American International Group Inc.	6.250%	5/1/36	475	621
American International Group Inc.	4.500%	7/16/44	500	555
American International Group Inc.	4.750%	4/1/48	100	116
3 American International Group Inc.	5.750%	4/1/48	125	133
American International Group Inc.	4.375%	1/15/55	125	133
3 American International Group Inc.	8.175%	5/15/68	95	126
Anthem Inc.	2.500%	11/21/20	175	175
Anthem Inc.	3.700%	8/15/21	125	128
Anthem Inc.	3.125%	5/15/22	150	153
Anthem Inc.	2.950%	12/1/22	150	153
Anthem Inc.	3.300%	1/15/23	200	207
Anthem Inc.	3.500%	8/15/24	475	498
Anthem Inc.	3.350%	12/1/24	160	166
Anthem Inc.	2.375%	1/15/25	100	99
Anthem Inc.	3.650%	12/1/27	300	315
Anthem Inc.	4.101%	3/1/28	400	431
Anthem Inc.	2.875%	9/15/29	75	74
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	75	93
Anthem Inc.	6.375%	6/15/37	50	67
Anthem Inc.	4.625%	5/15/42	175	193
Anthem Inc.	4.650%	1/15/43	775	853
Anthem Inc.	5.100%	1/15/44	100	115
Anthem Inc.	4.375%	12/1/47	300	324
Anthem Inc.	4.550%	3/1/48	155	171
Anthem Inc.	4.850%	8/15/54	50	53
Aon Corp.	8.205%	1/1/27	25	32
Aon Corp.	4.500%	12/15/28	100	112
Aon Corp.	3.750%	5/2/29	90	96
Aon Corp.	6.250%	9/30/40	100	134
Aon plc	3.500%	6/14/24	150	157
Aon plc	3.875%	12/15/25	200	215
Aon plc	4.600%	6/14/44	175	201
Aon plc	4.750%	5/15/45	100	117
Arch Capital Finance LLC	4.011%	12/15/26	100	109
Arch Capital Finance LLC	5.031%	12/15/46	100	124
Arch Capital Group Ltd.	7.350%	5/1/34	50	73
Arch Capital Group US Inc.	5.144%	11/1/43	50	62
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	187
Assurant Inc.	4.000%	3/15/23	50	52

Assurant Inc.	4.200%	9/27/23	100	105
Assurant Inc.	4.900%	3/27/28	100	110
Assurant Inc.	6.750%	2/15/34	9	11
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	82
Athene Holding Ltd.	4.125%	1/12/28	200	205
AXA Equitable Holdings Inc.	3.900%	4/20/23	100	104
AXA Equitable Holdings Inc.	7.000%	4/1/28	75	91
AXA Equitable Holdings Inc.	4.350%	4/20/28	680	723
AXA Equitable Holdings Inc.	5.000%	4/20/48	350	376
AXA SA	8.600%	12/15/30	225	327
AXIS Specialty Finance LLC	3.900%	7/15/29	50	52
AXIS Specialty Finance plc	4.000%	12/6/27	550	586
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	278
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	195	201
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	154
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	195
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	233
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	300	354
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	700	819
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	710	840
Berkshire Hathaway Inc.	2.200%	3/15/21	200	201
Berkshire Hathaway Inc.	3.000%	2/11/23	75	78
Berkshire Hathaway Inc.	2.750%	3/15/23	300	307
Berkshire Hathaway Inc.	3.125%	3/15/26	725	764
Berkshire Hathaway Inc.	4.500%	2/11/43	175	211
Brighthouse Financial Inc.	3.700%	6/22/27	250	247
Brighthouse Financial Inc.	4.700%	6/22/47	130	116
Brown & Brown Inc.	4.200%	9/15/24	75	79
Brown & Brown Inc.	4.500%	3/15/29	75	82
Chubb Corp.	6.000%	5/11/37	125	174
Chubb Corp.	6.500%	5/15/38	95	141
Chubb INA Holdings Inc.	2.875%	11/3/22	475	487
Chubb INA Holdings Inc.	2.700%	3/13/23	125	127
Chubb INA Holdings Inc.	3.350%	5/15/24	100	105
Chubb INA Holdings Inc.	3.150%	3/15/25	250	262
Chubb INA Holdings Inc.	6.700%	5/15/36	200	293
Chubb INA Holdings Inc.	4.150%	3/13/43	100	118
Chubb INA Holdings Inc.	4.350%	11/3/45	350	427
Cigna Holding Co.	4.375%	12/15/20	45	46
Cigna Holding Co.	4.500%	3/15/21	25	26
Cigna Holding Co.	4.000%	2/15/22	125	129
Cigna Holding Co.	3.250%	4/15/25	250	257
Cigna Holding Co.	7.875%	5/15/27	41	54
Cigna Holding Co.	3.050%	10/15/27	225	227
Cigna Holding Co.	5.375%	2/15/42	75	85
Cigna Holding Co.	3.875%	10/15/47	120	118
Cincinnati Financial Corp.	6.920%	5/15/28	100	131
Cincinnati Financial Corp.	6.125%	11/1/34	75	103
CNA Financial Corp.	5.750%	8/15/21	75	80
CNA Financial Corp.	3.950%	5/15/24	150	160
CNA Financial Corp.	4.500%	3/1/26	125	136
CNA Financial Corp.	3.450%	8/15/27	100	104
CNA Financial Corp.	3.900%	5/1/29	25	27
Enstar Group Ltd.	4.500%	3/10/22	50	52
Enstar Group Ltd.	4.950%	6/1/29	95	101
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	111
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	54

First American Financial Corp.	4.600%	11/15/24	100	108
Globe Life Inc.	3.800%	9/15/22	50	52
Globe Life Inc.	4.550%	9/15/28	80	89
Hanover Insurance Group Inc.	4.500%	4/15/26	100	107
Hartford Financial Services Group Inc.	2.800%	8/19/29	100	100
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	65
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	136
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	196
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	126
Humana Inc.	2.900%	12/15/22	150	152
Humana Inc.	3.850%	10/1/24	150	157
Humana Inc.	3.950%	3/15/27	150	159
Humana Inc.	4.625%	12/1/42	110	120
Humana Inc.	4.950%	10/1/44	200	230
Kemper Corp.	4.350%	2/15/25	40	42
Lincoln National Corp.	4.850%	6/24/21	47	49
Lincoln National Corp.	4.200%	3/15/22	50	52
Lincoln National Corp.	4.000%	9/1/23	50	53
Lincoln National Corp.	3.625%	12/12/26	75	79
Lincoln National Corp.	3.800%	3/1/28	100	106
Lincoln National Corp.	3.050%	1/15/30	350	348
Lincoln National Corp.	6.300%	10/9/37	75	99
Lincoln National Corp.	7.000%	6/15/40	160	227
Loews Corp.	2.625%	5/15/23	75	76
Loews Corp.	6.000%	2/1/35	50	66
Loews Corp.	4.125%	5/15/43	350	387
Manulife Financial Corp.	4.150%	3/4/26	175	193
3 Manulife Financial Corp.	4.061%	2/24/32	190	196
Manulife Financial Corp.	5.375%	3/4/46	200	264
Markel Corp.	4.900%	7/1/22	125	134
Markel Corp.	3.500%	11/1/27	50	51
Markel Corp.	3.350%	9/17/29	75	76
Markel Corp.	4.300%	11/1/47	50	52
Markel Corp.	5.000%	5/20/49	50	58
Markel Corp.	4.150%	9/17/50	200	203
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	306
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	78
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	105
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	106
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	107
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	325	367
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	116
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	224
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	200	250
Mercury General Corp.	4.400%	3/15/27	75	79
MetLife Inc.	3.048%	12/15/22	225	231
MetLife Inc.	3.600%	4/10/24	175	185
MetLife Inc.	3.000%	3/1/25	250	259
MetLife Inc.	3.600%	11/13/25	400	429
MetLife Inc.	6.500%	12/15/32	175	243
MetLife Inc.	6.375%	6/15/34	100	140
MetLife Inc.	5.700%	6/15/35	200	268
MetLife Inc.	5.875%	2/6/41	425	577
MetLife Inc.	4.125%	8/13/42	175	194
MetLife Inc.	4.875%	11/13/43	175	215
MetLife Inc.	4.721%	12/15/44	63	76
MetLife Inc.	4.600%	5/13/46	70	85

3 MetLife Inc.	6.400%	12/15/66	210	249
Old Republic International Corp.	4.875%	10/1/24	75	82
Old Republic International Corp.	3.875%	8/26/26	100	105
PartnerRe Finance B LLC	3.700%	7/2/29	95	99
Primerica Inc.	4.750%	7/15/22	125	132
Principal Financial Group Inc.	3.300%	9/15/22	50	52
Principal Financial Group Inc.	3.125%	5/15/23	100	102
Principal Financial Group Inc.	3.400%	5/15/25	75	78
Principal Financial Group Inc.	3.100%	11/15/26	100	103
Principal Financial Group Inc.	4.625%	9/15/42	50	58
Principal Financial Group Inc.	4.350%	5/15/43	50	56
Principal Financial Group Inc.	4.300%	11/15/46	75	85
Progressive Corp.	3.750%	8/23/21	75	77
Progressive Corp.	2.450%	1/15/27	150	151
Progressive Corp.	6.625%	3/1/29	125	165
Progressive Corp.	4.350%	4/25/44	50	59
Progressive Corp.	4.125%	4/15/47	250	289
Progressive Corp.	4.200%	3/15/48	155	182
Prudential Financial Inc.	4.500%	11/15/20	250	257
Prudential Financial Inc.	4.500%	11/16/21	75	79
Prudential Financial Inc.	3.500%	5/15/24	125	132
Prudential Financial Inc.	5.750%	7/15/33	100	129
Prudential Financial Inc.	5.700%	12/14/36	125	164
Prudential Financial Inc.	6.625%	12/1/37	65	91
Prudential Financial Inc.	6.625%	6/21/40	65	93
3 Prudential Financial Inc.	5.875%	9/15/42	125	134
3 Prudential Financial Inc.	5.625%	6/15/43	375	402
Prudential Financial Inc.	5.100%	8/15/43	50	60
3 Prudential Financial Inc.	5.200%	3/15/44	85	89
Prudential Financial Inc.	4.600%	5/15/44	525	614
3 Prudential Financial Inc.	5.375%	5/15/45	250	266
Prudential Financial Inc.	3.905%	12/7/47	182	194
3 Prudential Financial Inc.	5.700%	9/15/48	250	278
Prudential Financial Inc.	3.935%	12/7/49	263	282
Prudential Financial Inc.	4.350%	2/25/50	200	229
Reinsurance Group of America Inc.	5.000%	6/1/21	75	78
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
Reinsurance Group of America Inc.	3.900%	5/15/29	50	53
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	78
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	80
Selective Insurance Group Inc.	5.375%	3/1/49	50	59
Sompo International Holdings Ltd.	4.700%	10/15/22	100	105
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	93
Travelers Cos. Inc.	3.900%	11/1/20	125	128
Travelers Cos. Inc.	6.250%	6/15/37	150	212
Travelers Cos. Inc.	4.300%	8/25/45	150	179
Travelers Cos. Inc.	4.000%	5/30/47	125	144
Travelers Cos. Inc.	4.100%	3/4/49	200	234
Trinity Acquisition plc	4.400%	3/15/26	100	108
UnitedHealth Group Inc.	1.950%	10/15/20	100	100
UnitedHealth Group Inc.	4.700%	2/15/21	75	77
UnitedHealth Group Inc.	2.125%	3/15/21	225	225
UnitedHealth Group Inc.	3.375%	11/15/21	100	103
UnitedHealth Group Inc.	2.875%	12/15/21	125	127
UnitedHealth Group Inc.	3.350%	7/15/22	180	186
UnitedHealth Group Inc.	2.375%	10/15/22	150	151
UnitedHealth Group Inc.	2.750%	2/15/23	175	179

UnitedHealth Group Inc.	2.875%	3/15/23	25	26
UnitedHealth Group Inc.	3.500%	6/15/23	100	105
UnitedHealth Group Inc.	3.500%	2/15/24	100	105
UnitedHealth Group Inc.	2.375%	8/15/24	300	302
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,022
UnitedHealth Group Inc.	3.700%	12/15/25	75	81
UnitedHealth Group Inc.	3.100%	3/15/26	225	235
UnitedHealth Group Inc.	3.450%	1/15/27	75	80
UnitedHealth Group Inc.	3.375%	4/15/27	350	371
UnitedHealth Group Inc.	2.950%	10/15/27	150	155
UnitedHealth Group Inc.	3.850%	6/15/28	400	438
UnitedHealth Group Inc.	3.875%	12/15/28	150	165
UnitedHealth Group Inc.	2.875%	8/15/29	100	102
UnitedHealth Group Inc.	4.625%	7/15/35	175	212
UnitedHealth Group Inc.	6.500%	6/15/37	50	71
UnitedHealth Group Inc.	6.625%	11/15/37	125	179
UnitedHealth Group Inc.	6.875%	2/15/38	245	365
UnitedHealth Group Inc.	3.500%	8/15/39	240	249
UnitedHealth Group Inc.	5.950%	2/15/41	60	82
UnitedHealth Group Inc.	4.625%	11/15/41	110	130
UnitedHealth Group Inc.	4.375%	3/15/42	50	57
UnitedHealth Group Inc.	3.950%	10/15/42	175	189
UnitedHealth Group Inc.	4.250%	3/15/43	125	142
UnitedHealth Group Inc.	4.750%	7/15/45	305	370
UnitedHealth Group Inc.	4.200%	1/15/47	210	237
UnitedHealth Group Inc.	4.250%	4/15/47	100	113
UnitedHealth Group Inc.	3.750%	10/15/47	350	364
UnitedHealth Group Inc.	4.250%	6/15/48	300	346
UnitedHealth Group Inc.	4.450%	12/15/48	150	177
UnitedHealth Group Inc.	3.700%	8/15/49	190	201
UnitedHealth Group Inc.	3.875%	8/15/59	240	253
Unum Group	4.000%	3/15/24	125	132
Unum Group	4.000%	6/15/29	80	83
Unum Group	5.750%	8/15/42	25	30
Unum Group	4.500%	12/15/49	100	97
Voya Financial Inc.	3.125%	7/15/24	100	102
Voya Financial Inc.	3.650%	6/15/26	250	263
Voya Financial Inc.	5.700%	7/15/43	75	96
Voya Financial Inc.	4.800%	6/15/46	40	46
Willis North America Inc.	3.600%	5/15/24	125	130
Willis North America Inc.	4.500%	9/15/28	100	110
Willis North America Inc.	2.950%	9/15/29	940	922
Willis North America Inc.	5.050%	9/15/48	50	58
Willis North America Inc.	3.875%	9/15/49	100	98
XLIT Ltd.	4.450%	3/31/25	50	54
XLIT Ltd.	5.500%	3/31/45	100	127

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	51
ORIX Corp.	3.250%	12/4/24	75	78
ORIX Corp.	3.700%	7/18/27	200	213

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	175	187
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	125	131
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	53
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	50	54

Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	54
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	113
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	196
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	145
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	156
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	62
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	135
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	25	25
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	75	78
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	107
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	50	51
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	75	79
American Homes 4 Rent LP	4.900%	2/15/29	100	113
AvalonBay Communities Inc.	2.850%	3/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	431
AvalonBay Communities Inc.	3.450%	6/1/25	100	106
AvalonBay Communities Inc.	2.950%	5/11/26	150	155
AvalonBay Communities Inc.	2.900%	10/15/26	50	51
AvalonBay Communities Inc.	3.350%	5/15/27	75	79
AvalonBay Communities Inc.	3.200%	1/15/28	75	78
AvalonBay Communities Inc.	3.300%	6/1/29	70	74
AvalonBay Communities Inc.	4.350%	4/15/48	60	72
Boston Properties LP	4.125%	5/15/21	75	77
Boston Properties LP	3.850%	2/1/23	225	236
Boston Properties LP	3.125%	9/1/23	275	284
Boston Properties LP	3.200%	1/15/25	100	104
Boston Properties LP	3.650%	2/1/26	100	106
Boston Properties LP	2.750%	10/1/26	50	51
Boston Properties LP	2.900%	3/15/30	100	99
Brandywine Operating Partnership LP	3.950%	2/15/23	700	730
Brandywine Operating Partnership LP	3.950%	11/15/27	100	105
Brixmor Operating Partnership LP	3.875%	8/15/22	150	156
Brixmor Operating Partnership LP	3.650%	6/15/24	50	52
Brixmor Operating Partnership LP	3.850%	2/1/25	125	131
Brixmor Operating Partnership LP	4.125%	6/15/26	200	212
Brixmor Operating Partnership LP	3.900%	3/15/27	75	78
Brixmor Operating Partnership LP	4.125%	5/15/29	533	568
Camden Property Trust	4.100%	10/15/28	60	67
Camden Property Trust	3.150%	7/1/29	50	52
Camden Property Trust	3.350%	11/1/49	120	121
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	104
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	25
Corporate Office Properties LP	3.700%	6/15/21	50	51
Corporate Office Properties LP	3.600%	5/15/23	150	152
CubeSmart LP	4.375%	12/15/23	100	107
CubeSmart LP	4.000%	11/15/25	50	53
CubeSmart LP	3.125%	9/1/26	100	101
CubeSmart LP	4.375%	2/15/29	50	55
Digital Realty Trust LP	3.950%	7/1/22	75	78
Digital Realty Trust LP	3.625%	10/1/22	975	1,009

Digital Realty Trust LP	3.700%	8/15/27	200	210
Digital Realty Trust LP	4.450%	7/15/28	200	221
Digital Realty Trust LP	3.600%	7/1/29	175	183
Duke Realty LP	3.250%	6/30/26	175	181
Duke Realty LP	3.375%	12/15/27	160	167
Duke Realty LP	4.000%	9/15/28	50	55
EPR Properties	5.250%	7/15/23	125	135
EPR Properties	4.500%	4/1/25	50	52
EPR Properties	4.750%	12/15/26	100	108
EPR Properties	4.950%	4/15/28	150	163
EPR Properties	3.750%	8/15/29	100	100
ERP Operating LP	4.625%	12/15/21	129	135
ERP Operating LP	3.000%	4/15/23	125	128
ERP Operating LP	3.375%	6/1/25	125	132
ERP Operating LP	2.850%	11/1/26	50	51
ERP Operating LP	3.500%	3/1/28	100	106
ERP Operating LP	4.150%	12/1/28	70	78
ERP Operating LP	3.000%	7/1/29	75	77
ERP Operating LP	2.500%	2/15/30	150	147
ERP Operating LP	4.500%	7/1/44	150	181
ERP Operating LP	4.500%	6/1/45	25	30
ERP Operating LP	4.000%	8/1/47	100	113
Essex Portfolio LP	5.200%	3/15/21	50	52
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	53
Essex Portfolio LP	3.500%	4/1/25	100	104
Essex Portfolio LP	3.375%	4/15/26	100	104
Essex Portfolio LP	3.625%	5/1/27	100	106
Essex Portfolio LP	4.000%	3/1/29	100	109
Essex Portfolio LP	3.000%	1/15/30	75	76
Essex Portfolio LP	4.500%	3/15/48	120	138
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	52
Federal Realty Investment Trust	3.200%	6/15/29	25	26
Federal Realty Investment Trust	4.500%	12/1/44	150	177
HCP Inc.	3.150%	8/1/22	75	77
HCP Inc.	4.000%	12/1/22	140	147
HCP Inc.	4.250%	11/15/23	184	197
HCP Inc.	4.200%	3/1/24	125	134
HCP Inc.	3.400%	2/1/25	75	78
HCP Inc.	3.250%	7/15/26	25	26
HCP Inc.	3.500%	7/15/29	125	130
HCP Inc.	6.750%	2/1/41	100	143
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	104
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	26
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	134
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	104
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	99
Highwoods Realty LP	3.200%	6/15/21	100	101
Highwoods Realty LP	4.125%	3/15/28	75	80
Highwoods Realty LP	4.200%	4/15/29	50	54
Host Hotels & Resorts LP	6.000%	10/1/21	100	107
Host Hotels & Resorts LP	4.750%	3/1/23	50	53
Host Hotels & Resorts LP	3.750%	10/15/23	261	271
Host Hotels & Resorts LP	3.875%	4/1/24	75	78
Host Hotels & Resorts LP	4.000%	6/15/25	50	53
Host Hotels & Resorts LP	3.375%	12/15/29	100	100

Hudson Pacific Properties Inc.	4.650%	4/1/29	25	27
Hudson Pacific Properties LP	3.950%	11/1/27	100	105
Hudson Pacific Properties LP	3.250%	1/15/30	60	59
Kilroy Realty LP	3.800%	1/15/23	250	262
Kilroy Realty LP	3.450%	12/15/24	50	52
Kilroy Realty LP	4.750%	12/15/28	50	57
Kilroy Realty LP	4.250%	8/15/29	104	113
Kilroy Realty LP	3.050%	2/15/30	200	196
Kimco Realty Corp.	3.400%	11/1/22	150	155
Kimco Realty Corp.	3.125%	6/1/23	25	26
Kimco Realty Corp.	2.800%	10/1/26	125	125
Kimco Realty Corp.	3.800%	4/1/27	75	80
Kimco Realty Corp.	4.125%	12/1/46	50	52
Kimco Realty Corp.	4.450%	9/1/47	50	55
Kite Realty Group LP	4.000%	10/1/26	200	199
Liberty Property LP	3.375%	6/15/23	50	52
Liberty Property LP	4.400%	2/15/24	100	108
Liberty Property LP	3.750%	4/1/25	75	79
Liberty Property LP	4.375%	2/1/29	200	223
Life Storage LP	3.875%	12/15/27	150	159
Life Storage LP	4.000%	6/15/29	25	27
LifeStorage LP	3.500%	7/1/26	125	129
Mid-America Apartments LP	4.300%	10/15/23	150	160
Mid-America Apartments LP	3.750%	6/15/24	50	53
Mid-America Apartments LP	3.600%	6/1/27	250	265
National Retail Properties Inc.	3.800%	10/15/22	200	208
National Retail Properties Inc.	3.500%	10/15/27	350	366
National Retail Properties Inc.	4.300%	10/15/28	25	28
National Retail Properties Inc.	4.800%	10/15/48	50	60
Office Properties Income Trust	4.000%	7/15/22	100	102
Omega Healthcare Investors Inc.	4.375%	8/1/23	300	315
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	107
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	105
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	110
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	318
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	76
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	249
Physicians Realty LP	4.300%	3/15/27	100	107
Physicians Realty LP	3.950%	1/15/28	100	104
Piedmont Operating Partnership LP	3.400%	6/1/23	75	76
Prologis LP	3.875%	9/15/28	100	112
Prologis LP	4.375%	9/15/48	75	93
Public Storage	2.370%	9/15/22	55	55
Public Storage	3.094%	9/15/27	100	105
Public Storage	3.385%	5/1/29	35	38
Realty Income Corp.	3.250%	10/15/22	175	180
Realty Income Corp.	3.875%	7/15/24	50	53
Realty Income Corp.	3.875%	4/15/25	100	107
Realty Income Corp.	4.125%	10/15/26	125	138
Realty Income Corp.	3.000%	1/15/27	100	103
Realty Income Corp.	3.650%	1/15/28	190	204
Realty Income Corp.	3.250%	6/15/29	200	209
Realty Income Corp.	4.650%	3/15/47	175	217
Regency Centers LP	3.600%	2/1/27	25	26
Regency Centers LP	4.125%	3/15/28	75	81
Regency Centers LP	2.950%	9/15/29	100	100
Regency Centers LP	4.400%	2/1/47	200	229

Regency Centers LP	4.650%	3/15/49	75	90
Sabra Health Care LP	5.125%	8/15/26	25	27
Sabra Health Care LP	3.900%	10/15/29	150	148
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	55	58
Select Income REIT	4.150%	2/1/22	100	102
Select Income REIT	4.250%	5/15/24	100	102
Select Income REIT	4.500%	2/1/25	50	52
Service Properties Trust	4.650%	3/15/24	140	144
Service Properties Trust	5.250%	2/15/26	100	104
Service Properties Trust	4.750%	10/1/26	80	80
Service Properties Trust	4.950%	2/15/27	100	102
Service Properties Trust	3.950%	1/15/28	75	72
Service Properties Trust	4.950%	10/1/29	360	356
Service Properties Trust	4.375%	2/15/30	75	72
Simon Property Group LP	4.375%	3/1/21	125	128
Simon Property Group LP	2.500%	7/15/21	120	121
Simon Property Group LP	4.125%	12/1/21	250	260
Simon Property Group LP	2.350%	1/30/22	150	151
Simon Property Group LP	3.375%	3/15/22	100	104
Simon Property Group LP	2.625%	6/15/22	100	101
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	2.750%	6/1/23	100	102
Simon Property Group LP	3.750%	2/1/24	150	159
Simon Property Group LP	2.000%	9/13/24	145	143
Simon Property Group LP	3.500%	9/1/25	100	106
Simon Property Group LP	3.300%	1/15/26	195	204
Simon Property Group LP	3.250%	11/30/26	75	79
Simon Property Group LP	3.375%	6/15/27	160	169
Simon Property Group LP	3.375%	12/1/27	100	106
Simon Property Group LP	2.450%	9/13/29	145	141
Simon Property Group LP	6.750%	2/1/40	125	184
Simon Property Group LP	4.750%	3/15/42	100	121
Simon Property Group LP	4.250%	11/30/46	100	115
Simon Property Group LP	3.250%	9/13/49	250	244
SITE Centers Corp.	4.625%	7/15/22	63	65
SITE Centers Corp.	3.900%	8/15/24	100	103
SITE Centers Corp.	3.625%	2/1/25	200	206
SITE Centers Corp.	4.250%	2/1/26	70	74
SITE Centers Corp.	4.700%	6/1/27	75	82
SL Green Operating Partnership LP	3.250%	10/15/22	100	102
Spirit Realty LP	3.200%	1/15/27	80	79
Spirit Realty LP	4.000%	7/15/29	60	62
Spirit Realty LP	3.400%	1/15/30	80	79
STORE Capital Corp.	4.500%	3/15/28	75	81
STORE Capital Corp.	4.625%	3/15/29	100	109
Tanger Properties LP	3.125%	9/1/26	175	172
Tanger Properties LP	3.875%	7/15/27	50	51
UDR Inc.	4.625%	1/10/22	50	52
UDR Inc.	2.950%	9/1/26	150	152
UDR Inc.	3.500%	7/1/27	150	158
UDR Inc.	3.500%	1/15/28	250	264
UDR Inc.	3.000%	8/15/31	65	65
Ventas Realty LP	3.125%	6/15/23	175	180
Ventas Realty LP	3.500%	4/15/24	75	78
Ventas Realty LP	3.750%	5/1/24	200	211
Ventas Realty LP	2.650%	1/15/25	75	76
Ventas Realty LP	4.125%	1/15/26	75	81

Ventas Realty LP	3.250%	10/15/26	75	77
Ventas Realty LP	3.850%	4/1/27	50	53
Ventas Realty LP	4.000%	3/1/28	125	134
Ventas Realty LP	3.000%	1/15/30	100	99
Ventas Realty LP	5.700%	9/30/43	75	97
Ventas Realty LP	4.875%	4/15/49	50	59
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	205
VEREIT Operating Partnership LP	4.125%	6/1/21	75	77
VEREIT Operating Partnership LP	4.600%	2/6/24	75	81
VEREIT Operating Partnership LP	4.625%	11/1/25	75	82
VEREIT Operating Partnership LP	3.950%	8/15/27	450	474
Vornado Realty LP	3.500%	1/15/25	100	103
Washington REIT	4.950%	10/1/20	25	25
Washington REIT	3.950%	10/15/22	75	78
Weingarten Realty Investors	3.375%	10/15/22	50	51
Weingarten Realty Investors	3.500%	4/15/23	100	103
Welltower Inc.	3.750%	3/15/23	75	78
Welltower Inc.	3.950%	9/1/23	100	106
Welltower Inc.	3.625%	3/15/24	75	79
Welltower Inc.	4.000%	6/1/25	200	214
Welltower Inc.	4.250%	4/1/26	150	163
Welltower Inc.	4.250%	4/15/28	125	137
Welltower Inc.	4.125%	3/15/29	250	272
Welltower Inc.	3.100%	1/15/30	75	75
Welltower Inc.	6.500%	3/15/41	25	34
Welltower Inc.	4.950%	9/1/48	75	90
WP Carey Inc.	4.600%	4/1/24	125	134
WP Carey Inc.	4.000%	2/1/25	50	52
WP Carey Inc.	4.250%	10/1/26	75	80
WP Carey Inc.	3.850%	7/15/29	50	53
				354,465
Industrial (16.2%)
Basic Industry (0.9%)
Air Products & Chemicals Inc.	3.000%	11/3/21	75	76
Air Products & Chemicals Inc.	2.750%	2/3/23	50	51
Air Products & Chemicals Inc.	3.350%	7/31/24	675	712
Airgas Inc.	3.650%	7/15/24	825	872
Albemarle Corp.	4.150%	12/1/24	75	80
Albemarle Corp.	5.450%	12/1/44	75	85
ArcelorMittal	3.600%	7/16/24	150	151
ArcelorMittal	6.125%	6/1/25	200	224
ArcelorMittal	4.550%	3/11/26	500	522
ArcelorMittal	4.250%	7/16/29	50	51
Barrick Gold Corp.	6.450%	10/15/35	75	97
Barrick North America Finance LLC	5.700%	5/30/41	450	566
Barrick North America Finance LLC	5.750%	5/1/43	150	197
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	64
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	179
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	53
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	172
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	740
Cabot Corp.	4.000%	7/1/29	55	58
Celanese US Holdings LLC	3.500%	5/8/24	100	104
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	78
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	307
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	223
Domtar Corp.	6.750%	2/15/44	100	114

Dow Chemical Co.	4.125%	11/15/21	566	586
Dow Chemical Co.	3.000%	11/15/22	225	230
7 Dow Chemical Co.	3.150%	5/15/24	100	103
Dow Chemical Co.	3.500%	10/1/24	50	52
7 Dow Chemical Co.	4.550%	11/30/25	150	164
7 Dow Chemical Co.	3.625%	5/15/26	100	104
7 Dow Chemical Co.	4.800%	11/30/28	225	254
Dow Chemical Co.	7.375%	11/1/29	25	33
Dow Chemical Co.	4.250%	10/1/34	50	53
Dow Chemical Co.	9.400%	5/15/39	350	568
Dow Chemical Co.	5.250%	11/15/41	100	114
7 Dow Chemical Co.	5.550%	11/30/48	300	363
7 Dow Chemical Co.	4.800%	5/15/49	100	110
DuPont de Nemours Inc.	3.766%	11/15/20	250	255
DuPont de Nemours Inc.	4.205%	11/15/23	475	509
DuPont de Nemours Inc.	4.493%	11/15/25	350	386
DuPont de Nemours Inc.	4.725%	11/15/28	425	485
DuPont de Nemours Inc.	5.319%	11/15/38	300	364
DuPont de Nemours Inc.	5.419%	11/15/48	475	603
Eastman Chemical Co.	4.500%	1/15/21	6	6
Eastman Chemical Co.	3.600%	8/15/22	49	51
Eastman Chemical Co.	4.800%	9/1/42	225	246
Eastman Chemical Co.	4.650%	10/15/44	150	162
Ecolab Inc.	4.350%	12/8/21	163	171
Ecolab Inc.	2.375%	8/10/22	470	474
Ecolab Inc.	2.700%	11/1/26	200	205
Ecolab Inc.	3.250%	12/1/27	100	106
Fibria Overseas Finance Ltd.	5.250%	5/12/24	300	320
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	153
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	261
FMC Corp.	3.200%	10/1/26	50	50
FMC Corp.	3.450%	10/1/29	50	51
FMC Corp.	4.500%	10/1/49	100	104
Georgia-Pacific LLC	8.000%	1/15/24	250	303
Georgia-Pacific LLC	7.375%	12/1/25	100	126
Georgia-Pacific LLC	8.875%	5/15/31	250	396
Huntsman International LLC	4.500%	5/1/29	75	79
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	55
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	90
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	114
International Paper Co.	7.500%	8/15/21	306	334
International Paper Co.	3.650%	6/15/24	100	105
International Paper Co.	3.800%	1/15/26	75	80
International Paper Co.	3.000%	2/15/27	200	203
International Paper Co.	5.000%	9/15/35	100	116
International Paper Co.	7.300%	11/15/39	100	136
International Paper Co.	4.800%	6/15/44	200	216
International Paper Co.	5.150%	5/15/46	200	224
International Paper Co.	4.400%	8/15/47	200	207
International Paper Co.	4.350%	8/15/48	200	206
Kinross Gold Corp.	5.125%	9/1/21	50	52
Kinross Gold Corp.	5.950%	3/15/24	75	83
Kinross Gold Corp.	4.500%	7/15/27	25	26
LYB International Finance BV	5.250%	7/15/43	200	228
LYB International Finance II BV	3.500%	3/2/27	100	103

LYB International Finance III LLC	4.200%	10/15/49	135	133
LyondellBasell Industries NV	6.000%	11/15/21	175	186
LyondellBasell Industries NV	5.750%	4/15/24	175	197
LyondellBasell Industries NV	4.625%	2/26/55	425	437
Meadwestvaco Corp.	7.950%	2/15/31	350	483
Mosaic Co.	3.750%	11/15/21	115	117
Mosaic Co.	3.250%	11/15/22	225	230
Mosaic Co.	4.250%	11/15/23	175	185
Mosaic Co.	4.050%	11/15/27	200	207
Mosaic Co.	5.450%	11/15/33	100	114
Mosaic Co.	4.875%	11/15/41	50	50
Mosaic Co.	5.625%	11/15/43	50	55
Newmont Goldcorp Corp.	3.700%	3/15/23	275	285
Newmont Goldcorp Corp.	2.800%	10/1/29	25	25
Newmont Goldcorp Corp.	5.875%	4/1/35	100	129
Newmont Goldcorp Corp.	6.250%	10/1/39	225	300
Newmont Goldcorp Corp.	4.875%	3/15/42	250	292
Newmont Goldcorp Corp.	5.450%	6/9/44	100	127
Nucor Corp.	4.125%	9/15/22	100	105
Nucor Corp.	3.950%	5/1/28	100	109
Nucor Corp.	6.400%	12/1/37	100	139
Nucor Corp.	5.200%	8/1/43	200	250
Nucor Corp.	4.400%	5/1/48	150	172
Nutrien Ltd.	3.500%	6/1/23	299	309
Nutrien Ltd.	3.375%	3/15/25	250	258
Nutrien Ltd.	3.000%	4/1/25	250	254
Nutrien Ltd.	4.000%	12/15/26	50	53
Nutrien Ltd.	4.200%	4/1/29	75	82
Nutrien Ltd.	4.125%	3/15/35	250	260
Nutrien Ltd.	5.625%	12/1/40	275	329
Nutrien Ltd.	6.125%	1/15/41	25	31
Nutrien Ltd.	4.900%	6/1/43	50	56
Nutrien Ltd.	5.250%	1/15/45	200	235
Nutrien Ltd.	5.000%	4/1/49	100	116
Packaging Corp. of America	3.900%	6/15/22	100	104
Packaging Corp. of America	4.500%	11/1/23	350	375
Packaging Corp. of America	3.400%	12/15/27	100	103
PPG Industries Inc.	2.400%	8/15/24	200	200
Praxair Inc.	3.000%	9/1/21	75	76
Praxair Inc.	2.450%	2/15/22	450	455
Praxair Inc.	2.200%	8/15/22	200	201
Praxair Inc.	3.550%	11/7/42	50	53
Rayonier Inc.	3.750%	4/1/22	50	51
Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	105
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	304
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	220	236
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	101
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	162
Rio Tinto Finance USA plc	4.750%	3/22/42	150	186
Rio Tinto Finance USA plc	4.125%	8/21/42	250	289
Rohm & Haas Co.	7.850%	7/15/29	250	334
RPM International Inc.	3.450%	11/15/22	100	102
RPM International Inc.	3.750%	3/15/27	50	52
RPM International Inc.	4.550%	3/1/29	75	81
RPM International Inc.	4.250%	1/15/48	250	244
Sasol Financing International Ltd.	4.500%	11/14/22	200	204
SASOL Financing USA LLC	5.875%	3/27/24	200	216

SASOL Financing USA LLC	6.500%	9/27/28	200	220
Sherwin-Williams Co.	2.750%	6/1/22	109	111
Sherwin-Williams Co.	3.125%	6/1/24	325	336
Sherwin-Williams Co.	3.450%	8/1/25	225	235
Sherwin-Williams Co.	3.950%	1/15/26	200	213
Sherwin-Williams Co.	3.450%	6/1/27	100	104
Sherwin-Williams Co.	2.950%	8/15/29	200	200
Sherwin-Williams Co.	4.000%	12/15/42	100	104
Sherwin-Williams Co.	4.550%	8/1/45	90	100
Sherwin-Williams Co.	4.500%	6/1/47	100	112
Southern Copper Corp.	3.500%	11/8/22	400	410
Southern Copper Corp.	3.875%	4/23/25	50	52
Southern Copper Corp.	7.500%	7/27/35	100	134
Southern Copper Corp.	6.750%	4/16/40	325	422
Southern Copper Corp.	5.875%	4/23/45	500	609
Suzano Austria GmbH	6.000%	1/15/29	400	434
Suzano Austria GmbH	5.000%	1/15/30	200	201
Teck Resources Ltd.	6.125%	10/1/35	100	113
Teck Resources Ltd.	6.000%	8/15/40	50	54
Teck Resources Ltd.	6.250%	7/15/41	325	359
Vale Overseas Ltd.	4.375%	1/11/22	272	281
Vale Overseas Ltd.	6.250%	8/10/26	300	347
Vale Overseas Ltd.	8.250%	1/17/34	50	68
Vale Overseas Ltd.	6.875%	11/21/36	410	518
Vale Overseas Ltd.	6.875%	11/10/39	450	573
Vale SA	5.625%	9/11/42	75	84
Westlake Chemical Corp.	3.600%	8/15/26	300	309
Westlake Chemical Corp.	5.000%	8/15/46	200	215
WestRock RKT Co.	4.900%	3/1/22	100	106
Weyerhaeuser Co.	4.700%	3/15/21	75	77
Weyerhaeuser Co.	8.500%	1/15/25	50	64
Weyerhaeuser Co.	4.000%	11/15/29	150	163
Weyerhaeuser Co.	7.375%	3/15/32	100	140
Weyerhaeuser Co.	6.875%	12/15/33	50	67
WRKCo Inc.	3.000%	9/15/24	250	254
WRKCo Inc.	4.650%	3/15/26	100	110
WRKCo Inc.	3.375%	9/15/27	250	254
WRKCo Inc.	4.900%	3/15/29	150	169
Yamana Gold Inc.	4.625%	12/15/27	75	79

Capital Goods (1.4%)
3M Co.	1.625%	9/19/21	150	149
3M Co.	2.750%	3/1/22	100	102
3M Co.	1.750%	2/14/23	200	199
3M Co.	2.250%	3/15/23	175	177
3M Co.	3.250%	2/14/24	100	105
3M Co.	2.000%	2/14/25	150	149
3M Co.	3.000%	8/7/25	100	105
3M Co.	2.250%	9/19/26	150	149
3M Co.	2.875%	10/15/27	125	129
3M Co.	3.375%	3/1/29	150	161
3M Co.	2.375%	8/26/29	250	248
3M Co.	3.125%	9/19/46	75	72
3M Co.	3.625%	10/15/47	100	105
3M Co.	4.000%	9/14/48	250	280
3M Co.	3.250%	8/26/49	375	376
ABB Finance USA Inc.	3.375%	4/3/23	100	104

ABB Finance USA Inc.	4.375%	5/8/42	150	182
Allegion plc	3.500%	10/1/29	75	76
Allegion US Holding Co. Inc.	3.550%	10/1/27	175	179
7 Bemis Co. Inc.	3.100%	9/15/26	50	50
Boeing Co.	1.650%	10/30/20	100	100
Boeing Co.	2.300%	8/1/21	50	50
Boeing Co.	2.125%	3/1/22	50	50
Boeing Co.	2.700%	5/1/22	75	76
Boeing Co.	2.800%	3/1/23	600	612
Boeing Co.	1.875%	6/15/23	100	99
Boeing Co.	2.800%	3/1/24	75	77
Boeing Co.	2.500%	3/1/25	145	146
Boeing Co.	3.100%	5/1/26	100	105
Boeing Co.	2.250%	6/15/26	50	50
Boeing Co.	2.700%	2/1/27	195	199
Boeing Co.	2.800%	3/1/27	50	51
Boeing Co.	3.250%	3/1/28	100	105
Boeing Co.	3.450%	11/1/28	60	64
Boeing Co.	3.200%	3/1/29	200	210
Boeing Co.	2.950%	2/1/30	190	195
Boeing Co.	6.125%	2/15/33	75	100
Boeing Co.	3.600%	5/1/34	150	163
Boeing Co.	3.250%	2/1/35	190	198
Boeing Co.	6.625%	2/15/38	50	72
Boeing Co.	3.550%	3/1/38	50	53
Boeing Co.	3.500%	3/1/39	75	79
Boeing Co.	6.875%	3/15/39	125	185
Boeing Co.	5.875%	2/15/40	75	101
Boeing Co.	3.375%	6/15/46	75	75
Boeing Co.	3.650%	3/1/47	175	185
Boeing Co.	3.625%	3/1/48	75	79
Boeing Co.	3.850%	11/1/48	60	66
Boeing Co.	3.900%	5/1/49	150	165
Boeing Co.	3.750%	2/1/50	50	54
Boeing Co.	3.825%	3/1/59	200	213
Boeing Co.	3.950%	8/1/59	75	82
Carlisle Cos. Inc.	3.750%	11/15/22	75	77
Carlisle Cos. Inc.	3.500%	12/1/24	50	52
Carlisle Cos. Inc.	3.750%	12/1/27	125	131
Caterpillar Financial Services Corp.	1.850%	9/4/20	175	175
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	50
Caterpillar Financial Services Corp.	2.900%	3/15/21	100	101
Caterpillar Financial Services Corp.	2.650%	5/17/21	100	101
Caterpillar Financial Services Corp.	1.700%	8/9/21	100	99
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	101
Caterpillar Financial Services Corp.	3.150%	9/7/21	200	204
Caterpillar Financial Services Corp.	1.931%	10/1/21	75	75
Caterpillar Financial Services Corp.	2.950%	2/26/22	200	204
Caterpillar Financial Services Corp.	2.400%	6/6/22	150	152
Caterpillar Financial Services Corp.	2.550%	11/29/22	200	203
Caterpillar Financial Services Corp.	3.450%	5/15/23	200	210
Caterpillar Financial Services Corp.	3.650%	12/7/23	70	74
Caterpillar Financial Services Corp.	2.850%	5/17/24	125	129
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	262
Caterpillar Financial Services Corp.	3.250%	12/1/24	200	210
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	101
Caterpillar Inc.	3.900%	5/27/21	125	129

Caterpillar Inc.	2.600%	6/26/22	50	51
Caterpillar Inc.	3.400%	5/15/24	250	264
Caterpillar Inc.	2.600%	9/19/29	200	202
Caterpillar Inc.	6.050%	8/15/36	100	138
Caterpillar Inc.	5.200%	5/27/41	150	197
Caterpillar Inc.	3.803%	8/15/42	243	272
Caterpillar Inc.	3.250%	9/19/49	200	206
Caterpillar Inc.	4.750%	5/15/64	100	126
CNH Industrial Capital LLC	4.375%	11/6/20	150	153
CNH Industrial Capital LLC	4.200%	1/15/24	1,050	1,111
CNH Industrial NV	3.850%	11/15/27	150	154
Crane Co.	4.450%	12/15/23	50	53
Crane Co.	4.200%	3/15/48	150	157
CRH America Inc.	5.750%	1/15/21	75	78
Deere & Co.	2.600%	6/8/22	125	127
Deere & Co.	5.375%	10/16/29	125	156
Deere & Co.	7.125%	3/3/31	100	144
Deere & Co.	3.900%	6/9/42	75	86
Dover Corp.	3.150%	11/15/25	200	204
Dover Corp.	6.600%	3/15/38	75	102
Eaton Corp.	2.750%	11/2/22	300	305
Eaton Corp.	3.103%	9/15/27	125	130
Eaton Corp.	4.000%	11/2/32	150	171
Eaton Corp.	4.150%	11/2/42	150	165
Eaton Corp.	3.915%	9/15/47	50	54
Embraer Netherlands Finance BV	5.050%	6/15/25	200	219
Embraer Netherlands Finance BV	5.400%	2/1/27	100	113
7 Embraer Overseas Ltd.	5.696%	9/16/23	100	110
Embraer SA	5.150%	6/15/22	275	291
Emerson Electric Co.	4.250%	11/15/20	25	26
Emerson Electric Co.	2.625%	12/1/21	150	152
Emerson Electric Co.	3.150%	6/1/25	200	211
FLIR Systems Inc.	3.125%	6/15/21	50	51
Flowserve Corp.	3.500%	9/15/22	250	253
Flowserve Corp.	4.000%	11/15/23	50	51
Fortive Corp.	2.350%	6/15/21	100	100
Fortive Corp.	3.150%	6/15/26	150	152
Fortive Corp.	4.300%	6/15/46	100	106
Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	105
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	106
General Dynamics Corp.	3.000%	5/11/21	300	305
General Dynamics Corp.	3.375%	5/15/23	200	209
General Dynamics Corp.	1.875%	8/15/23	300	298
General Dynamics Corp.	2.375%	11/15/24	300	304
General Dynamics Corp.	3.500%	5/15/25	200	214
General Dynamics Corp.	2.625%	11/15/27	200	205
General Dynamics Corp.	3.750%	5/15/28	200	222
General Dynamics Corp.	3.600%	11/15/42	100	111
General Electric Co.	4.625%	1/7/21	201	206
General Electric Co.	5.300%	2/11/21	172	178
General Electric Co.	4.650%	10/17/21	347	361
General Electric Co.	3.150%	9/7/22	91	93
General Electric Co.	2.700%	10/9/22	850	853
General Electric Co.	3.100%	1/9/23	574	581
General Electric Co.	3.450%	5/15/24	100	103
General Electric Co.	6.750%	3/15/32	705	884
General Electric Co.	6.150%	8/7/37	161	198

General Electric Co.	5.875%	1/14/38	510	611
General Electric Co.	6.875%	1/10/39	413	547
General Electric Co.	4.125%	10/9/42	203	204
General Electric Co.	4.500%	3/11/44	188	200
Hexcel Corp.	4.700%	8/15/25	100	108
Honeywell International Inc.	4.250%	3/1/21	200	206
Honeywell International Inc.	1.850%	11/1/21	300	300
Honeywell International Inc.	2.150%	8/8/22	100	101
Honeywell International Inc.	2.300%	8/15/24	425	431
Honeywell International Inc.	2.500%	11/1/26	50	51
Honeywell International Inc.	2.700%	8/15/29	100	103
Honeywell International Inc.	5.700%	3/15/37	200	272
Honeywell International Inc.	5.375%	3/1/41	150	202
Hubbell Inc.	3.350%	3/1/26	75	76
Hubbell Inc.	3.150%	8/15/27	50	51
Hubbell Inc.	3.500%	2/15/28	175	182
Huntington Ingalls Industries Inc.	3.483%	12/1/27	150	157
Illinois Tool Works Inc.	3.375%	9/15/21	100	102
Illinois Tool Works Inc.	3.500%	3/1/24	200	211
Illinois Tool Works Inc.	2.650%	11/15/26	300	310
Illinois Tool Works Inc.	4.875%	9/15/41	75	96
Illinois Tool Works Inc.	3.900%	9/1/42	250	290
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	125	133
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	162
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	375	390
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	75	78
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	225	239
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	75	85
John Deere Capital Corp.	2.450%	9/11/20	75	75
John Deere Capital Corp.	2.550%	1/8/21	150	151
John Deere Capital Corp.	2.800%	3/4/21	100	101
John Deere Capital Corp.	2.875%	3/12/21	100	101
John Deere Capital Corp.	3.900%	7/12/21	100	103
John Deere Capital Corp.	3.125%	9/10/21	100	102
John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.650%	1/6/22	300	305
John Deere Capital Corp.	1.950%	6/13/22	375	375
John Deere Capital Corp.	2.150%	9/8/22	400	403
John Deere Capital Corp.	2.700%	1/6/23	100	102
John Deere Capital Corp.	2.800%	1/27/23	50	51
John Deere Capital Corp.	2.800%	3/6/23	100	102
John Deere Capital Corp.	3.450%	6/7/23	200	210
John Deere Capital Corp.	3.650%	10/12/23	50	53
John Deere Capital Corp.	2.600%	3/7/24	75	76
John Deere Capital Corp.	2.650%	6/24/24	75	77
John Deere Capital Corp.	3.450%	3/13/25	300	319
John Deere Capital Corp.	3.400%	9/11/25	75	80
John Deere Capital Corp.	2.650%	6/10/26	100	102
John Deere Capital Corp.	2.250%	9/14/26	125	125
John Deere Capital Corp.	2.800%	9/8/27	150	155
John Deere Capital Corp.	3.050%	1/6/28	100	105
John Deere Capital Corp.	3.450%	3/7/29	50	54
John Deere Capital Corp.	2.800%	7/18/29	150	154
Johnson Controls International plc	3.625%	7/2/24	126	132
Johnson Controls International plc	3.900%	2/14/26	37	39
Johnson Controls International plc	6.000%	1/15/36	39	48
Johnson Controls International plc	4.625%	7/2/44	175	192

Johnson Controls International plc	5.125%	9/14/45	14	16
Johnson Controls International plc	4.500%	2/15/47	100	109
Johnson Controls International plc	4.950%	7/2/64	72	76
Kennametal Inc.	3.875%	2/15/22	50	51
Kennametal Inc.	4.625%	6/15/28	120	128
7 L3Harris Technologies Inc.	4.950%	2/15/21	75	77
7 L3Harris Technologies Inc.	3.850%	6/15/23	600	632
7 L3Harris Technologies Inc.	3.950%	5/28/24	103	110
L3Harris Technologies Inc.	3.832%	4/27/25	200	213
7 L3Harris Technologies Inc.	3.850%	12/15/26	50	54
7 L3Harris Technologies Inc.	4.400%	6/15/28	175	196
L3Harris Technologies Inc.	4.854%	4/27/35	100	118
L3Harris Technologies Inc.	6.150%	12/15/40	100	135
L3Harris Technologies Inc.	5.054%	4/27/45	100	126
Leggett & Platt Inc.	3.800%	11/15/24	100	103
Leggett & Platt Inc.	3.500%	11/15/27	300	303
Leggett & Platt Inc.	4.400%	3/15/29	75	81
Legrand France SA	8.500%	2/15/25	50	65
Lennox International Inc.	3.000%	11/15/23	100	101
Lockheed Martin Corp.	2.500%	11/23/20	140	141
Lockheed Martin Corp.	3.350%	9/15/21	725	744
Lockheed Martin Corp.	3.100%	1/15/23	100	103
Lockheed Martin Corp.	3.550%	1/15/26	380	407
Lockheed Martin Corp.	3.600%	3/1/35	150	162
Lockheed Martin Corp.	4.500%	5/15/36	100	119
Lockheed Martin Corp.	6.150%	9/1/36	375	522
Lockheed Martin Corp.	4.070%	12/15/42	270	310
Lockheed Martin Corp.	4.700%	5/15/46	375	474
Lockheed Martin Corp.	4.090%	9/15/52	156	183
Martin Marietta Materials Inc.	4.250%	7/2/24	100	107
Martin Marietta Materials Inc.	3.450%	6/1/27	50	51
Martin Marietta Materials Inc.	3.500%	12/15/27	100	104
Martin Marietta Materials Inc.	4.250%	12/15/47	175	175
Masco Corp.	3.500%	4/1/21	70	71
Masco Corp.	4.450%	4/1/25	50	54
Masco Corp.	4.375%	4/1/26	100	107
Masco Corp.	3.500%	11/15/27	100	102
Masco Corp.	7.750%	8/1/29	24	31
Masco Corp.	4.500%	5/15/47	100	101
Mohawk Industries Inc.	3.850%	2/1/23	100	105
Northrop Grumman Corp.	2.080%	10/15/20	200	200
Northrop Grumman Corp.	3.500%	3/15/21	200	204
Northrop Grumman Corp.	2.550%	10/15/22	200	203
Northrop Grumman Corp.	3.250%	8/1/23	150	156
Northrop Grumman Corp.	2.930%	1/15/25	275	283
Northrop Grumman Corp.	3.200%	2/1/27	150	157
Northrop Grumman Corp.	3.250%	1/15/28	100	105
Northrop Grumman Corp.	5.050%	11/15/40	50	62
Northrop Grumman Corp.	4.750%	6/1/43	275	336
Northrop Grumman Corp.	4.030%	10/15/47	145	164
Nvent Finance Sarl	3.950%	4/15/23	200	204
Nvent Finance Sarl	4.550%	4/15/28	100	106
Oshkosh Corp.	4.600%	5/15/28	185	199
Owens Corning	3.400%	8/15/26	200	201
Owens Corning	3.950%	8/15/29	100	102
Owens Corning	4.300%	7/15/47	200	180
Owens Corning	4.400%	1/30/48	75	69

Parker-Hannifin Corp.	3.500%	9/15/22	175	182
Parker-Hannifin Corp.	2.700%	6/14/24	110	112
Parker-Hannifin Corp.	3.300%	11/21/24	100	105
Parker-Hannifin Corp.	3.250%	3/1/27	125	130
Parker-Hannifin Corp.	3.250%	6/14/29	75	78
Parker-Hannifin Corp.	6.250%	5/15/38	150	205
Parker-Hannifin Corp.	4.450%	11/21/44	200	230
Parker-Hannifin Corp.	4.100%	3/1/47	75	83
Parker-Hannifin Corp.	4.000%	6/14/49	110	121
Precision Castparts Corp.	2.500%	1/15/23	200	203
Precision Castparts Corp.	3.250%	6/15/25	200	209
Precision Castparts Corp.	3.900%	1/15/43	75	83
Precision Castparts Corp.	4.375%	6/15/45	300	353
Raytheon Co.	3.125%	10/15/20	175	177
Raytheon Co.	2.500%	12/15/22	275	278
Raytheon Co.	7.200%	8/15/27	25	33
Raytheon Co.	4.700%	12/15/41	50	62
Republic Services Inc.	5.250%	11/15/21	175	186
Republic Services Inc.	3.550%	6/1/22	50	52
Republic Services Inc.	2.500%	8/15/24	200	202
Republic Services Inc.	3.200%	3/15/25	250	260
Republic Services Inc.	6.200%	3/1/40	50	69
Republic Services Inc.	5.700%	5/15/41	100	133
Rockwell Automation Inc.	3.500%	3/1/29	100	108
Rockwell Automation Inc.	4.200%	3/1/49	100	119
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Rockwell Collins Inc.	2.800%	3/15/22	170	173
Rockwell Collins Inc.	3.200%	3/15/24	175	182
Rockwell Collins Inc.	3.500%	3/15/27	300	320
Rockwell Collins Inc.	4.800%	12/15/43	65	78
Rockwell Collins Inc.	4.350%	4/15/47	250	291
Roper Technologies Inc.	3.000%	12/15/20	125	126
Roper Technologies Inc.	2.800%	12/15/21	200	202
Roper Technologies Inc.	2.350%	9/15/24	125	125
Roper Technologies Inc.	3.850%	12/15/25	100	108
Roper Technologies Inc.	3.800%	12/15/26	145	155
Roper Technologies Inc.	4.200%	9/15/28	175	192
Roper Technologies Inc.	2.950%	9/15/29	125	126
Snap-on Inc.	6.125%	9/1/21	75	81
Snap-on Inc.	3.250%	3/1/27	50	53
Snap-on Inc.	4.100%	3/1/48	75	87
Sonoco Products Co.	5.750%	11/1/40	120	149
Spirit AeroSystems Inc.	3.950%	6/15/23	75	78
Spirit AeroSystems Inc.	3.850%	6/15/26	65	67
Spirit AeroSystems Inc.	4.600%	6/15/28	200	217
Stanley Black & Decker Inc.	3.400%	12/1/21	150	153
Stanley Black & Decker Inc.	3.400%	3/1/26	100	106
Stanley Black & Decker Inc.	5.200%	9/1/40	75	93
Stanley Black & Decker Inc.	4.850%	11/15/48	100	126
Textron Inc.	3.875%	3/1/25	65	69
Textron Inc.	4.000%	3/15/26	200	213
Textron Inc.	3.650%	3/15/27	250	262
Textron Inc.	3.375%	3/1/28	50	51
Textron Inc.	3.900%	9/17/29	225	241
Timken Co.	3.875%	9/1/24	100	104
Timken Co.	4.500%	12/15/28	25	27
United Technologies Corp.	3.350%	8/16/21	200	204

United Technologies Corp.	1.950%	11/1/21	100	100
United Technologies Corp.	3.100%	6/1/22	460	473
United Technologies Corp.	3.650%	8/16/23	425	449
United Technologies Corp.	2.800%	5/4/24	250	257
United Technologies Corp.	3.950%	8/16/25	250	273
United Technologies Corp.	2.650%	11/1/26	100	102
United Technologies Corp.	6.700%	8/1/28	75	98
United Technologies Corp.	4.125%	11/16/28	750	848
United Technologies Corp.	7.500%	9/15/29	125	176
United Technologies Corp.	5.400%	5/1/35	150	191
United Technologies Corp.	6.050%	6/1/36	100	134
United Technologies Corp.	6.125%	7/15/38	100	138
United Technologies Corp.	4.450%	11/16/38	175	208
United Technologies Corp.	5.700%	4/15/40	100	133
United Technologies Corp.	4.500%	6/1/42	675	805
United Technologies Corp.	4.150%	5/15/45	200	231
United Technologies Corp.	3.750%	11/1/46	200	219
United Technologies Corp.	4.050%	5/4/47	250	287
United Technologies Corp.	4.625%	11/16/48	400	500
Valmont Industries Inc.	5.000%	10/1/44	150	157
Valmont Industries Inc.	5.250%	10/1/54	75	77
Vulcan Materials Co.	4.500%	4/1/25	200	215
Vulcan Materials Co.	4.500%	6/15/47	125	133
Wabtec Corp.	4.400%	3/15/24	275	293
Wabtec Corp.	3.450%	11/15/26	150	152
Wabtec Corp.	4.950%	9/15/28	175	193
Waste Connections Inc.	3.500%	5/1/29	200	212
Waste Management Inc.	4.600%	3/1/21	50	51
Waste Management Inc.	2.900%	9/15/22	100	102
Waste Management Inc.	2.400%	5/15/23	225	227
Waste Management Inc.	3.500%	5/15/24	200	211
Waste Management Inc.	2.950%	6/15/24	150	155
Waste Management Inc.	3.125%	3/1/25	150	157
Waste Management Inc.	3.200%	6/15/26	145	153
Waste Management Inc.	3.150%	11/15/27	125	131
Waste Management Inc.	3.450%	6/15/29	200	216
Waste Management Inc.	3.900%	3/1/35	250	277
Waste Management Inc.	4.000%	7/15/39	100	113
Waste Management Inc.	4.100%	3/1/45	150	172
Waste Management Inc.	4.150%	7/15/49	100	117
WW Grainger Inc.	4.600%	6/15/45	200	235
WW Grainger Inc.	3.750%	5/15/46	75	78
WW Grainger Inc.	4.200%	5/15/47	50	56
Xylem Inc.	3.250%	11/1/26	100	103
Xylem Inc.	4.375%	11/1/46	100	110

Communication (2.4%)
Activision Blizzard Inc.	2.300%	9/15/21	125	125
Activision Blizzard Inc.	2.600%	6/15/22	75	76
Activision Blizzard Inc.	3.400%	9/15/26	160	167
Activision Blizzard Inc.	4.500%	6/15/47	75	85
America Movil SAB de CV	3.125%	7/16/22	300	308
America Movil SAB de CV	3.625%	4/22/29	200	213
America Movil SAB de CV	6.375%	3/1/35	300	408
America Movil SAB de CV	6.125%	11/15/37	150	201
America Movil SAB de CV	6.125%	3/30/40	200	272
America Movil SAB de CV	4.375%	7/16/42	250	283

America Movil SAB de CV	4.375%	4/22/49	200	230
American Tower Corp.	3.300%	2/15/21	125	127
American Tower Corp.	3.450%	9/15/21	475	486
American Tower Corp.	5.900%	11/1/21	475	510
American Tower Corp.	2.250%	1/15/22	125	125
American Tower Corp.	3.500%	1/31/23	200	207
American Tower Corp.	3.375%	5/15/24	300	312
American Tower Corp.	2.950%	1/15/25	100	102
American Tower Corp.	3.375%	10/15/26	200	208
American Tower Corp.	3.125%	1/15/27	125	127
American Tower Corp.	3.950%	3/15/29	140	150
American Tower Corp.	3.800%	8/15/29	475	505
American Tower Corp.	3.700%	10/15/49	100	100
AT&T Inc.	4.600%	2/15/21	175	179
AT&T Inc.	3.200%	3/1/22	250	256
AT&T Inc.	3.400%	6/15/22	100	103
AT&T Inc.	3.000%	6/30/22	767	781
AT&T Inc.	3.600%	2/17/23	1,005	1,049
AT&T Inc.	4.050%	12/15/23	100	107
AT&T Inc.	3.800%	3/1/24	125	132
AT&T Inc.	3.950%	1/15/25	400	427
AT&T Inc.	3.400%	5/15/25	940	982
AT&T Inc.	3.600%	7/15/25	275	289
AT&T Inc.	3.875%	1/15/26	250	265
AT&T Inc.	4.125%	2/17/26	765	825
AT&T Inc.	3.800%	2/15/27	700	741
AT&T Inc.	4.250%	3/1/27	403	439
AT&T Inc.	4.100%	2/15/28	444	480
AT&T Inc.	4.350%	3/1/29	550	606
AT&T Inc.	4.300%	2/15/30	860	947
AT&T Inc.	4.500%	5/15/35	200	219
AT&T Inc.	5.250%	3/1/37	500	587
AT&T Inc.	4.900%	8/15/37	300	341
AT&T Inc.	4.850%	3/1/39	480	545
AT&T Inc.	6.350%	3/15/40	100	129
AT&T Inc.	6.100%	7/15/40	100	125
AT&T Inc.	6.000%	8/15/40	300	374
AT&T Inc.	5.350%	9/1/40	600	704
AT&T Inc.	5.550%	8/15/41	225	268
AT&T Inc.	5.375%	10/15/41	100	117
AT&T Inc.	5.150%	3/15/42	375	431
AT&T Inc.	4.900%	6/15/42	525	591
AT&T Inc.	4.300%	12/15/42	271	283
AT&T Inc.	5.350%	12/15/43	175	207
AT&T Inc.	4.650%	6/1/44	100	108
AT&T Inc.	4.800%	6/15/44	575	637
AT&T Inc.	4.350%	6/15/45	624	656
AT&T Inc.	4.750%	5/15/46	650	721
AT&T Inc.	5.150%	11/15/46	1,338	1,551
AT&T Inc.	4.500%	3/9/48	100	107
AT&T Inc.	4.550%	3/9/49	362	390
AT&T Inc.	5.150%	2/15/50	857	1,003
AT&T Inc.	5.300%	8/15/58	307	360
Bell Canada Inc.	4.300%	7/29/49	100	115
British Telecommunications plc	4.500%	12/4/23	200	215
British Telecommunications plc	5.125%	12/4/28	100	114
British Telecommunications plc	9.625%	12/15/30	516	784

CBS Corp.	4.300%	2/15/21	275	281
CBS Corp.	2.500%	2/15/23	200	201
CBS Corp.	2.900%	6/1/23	75	76
CBS Corp.	3.700%	8/15/24	175	184
CBS Corp.	3.500%	1/15/25	150	156
CBS Corp.	2.900%	1/15/27	279	276
CBS Corp.	3.375%	2/15/28	100	102
CBS Corp.	3.700%	6/1/28	100	104
CBS Corp.	5.500%	5/15/33	75	88
CBS Corp.	5.900%	10/15/40	225	278
CBS Corp.	4.850%	7/1/42	225	254
CBS Corp.	4.900%	8/15/44	100	112
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	263
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	676	712
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	175	188
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	850	932
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	730	747
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.050%	3/30/29	225	251
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	575	699
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	4/1/38	150	167
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	650	791
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	450	487
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.750%	4/1/48	500	570
Charter Communications Operating LLC /
Charter Communications Operating Capital	5.125%	7/1/49	75	80
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	75	94
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	170
Comcast Corp.	3.300%	10/1/20	500	507
Comcast Corp.	3.450%	10/1/21	650	669
Comcast Corp.	2.750%	3/1/23	200	205
Comcast Corp.	3.000%	2/1/24	710	735
Comcast Corp.	3.375%	2/15/25	202	213
Comcast Corp.	3.375%	8/15/25	250	264
Comcast Corp.	3.950%	10/15/25	625	680
Comcast Corp.	3.150%	3/1/26	400	417
Comcast Corp.	2.350%	1/15/27	495	492
Comcast Corp.	3.150%	2/15/28	325	338
Comcast Corp.	4.150%	10/15/28	950	1,062
Comcast Corp.	4.250%	10/15/30	250	284
Comcast Corp.	4.250%	1/15/33	275	316
Comcast Corp.	4.200%	8/15/34	175	200
Comcast Corp.	5.650%	6/15/35	1,065	1,385
Comcast Corp.	4.400%	8/15/35	150	174
Comcast Corp.	3.200%	7/15/36	225	230

Comcast Corp.	6.450%	3/15/37	175	246
Comcast Corp.	6.950%	8/15/37	250	367
Comcast Corp.	3.900%	3/1/38	175	192
Comcast Corp.	6.400%	5/15/38	100	141
Comcast Corp.	4.600%	10/15/38	550	655
Comcast Corp.	6.400%	3/1/40	150	213
Comcast Corp.	4.650%	7/15/42	370	444
Comcast Corp.	4.500%	1/15/43	100	118
Comcast Corp.	4.600%	8/15/45	250	297
Comcast Corp.	3.400%	7/15/46	500	510
Comcast Corp.	3.969%	11/1/47	1,086	1,197
Comcast Corp.	4.000%	3/1/48	175	193
Comcast Corp.	4.700%	10/15/48	475	582
Comcast Corp.	3.999%	11/1/49	268	296
Comcast Corp.	4.950%	10/15/58	475	605
Crown Castle International Corp.	3.400%	2/15/21	300	304
Crown Castle International Corp.	2.250%	9/1/21	125	125
Crown Castle International Corp.	4.875%	4/15/22	125	133
Crown Castle International Corp.	5.250%	1/15/23	125	136
Crown Castle International Corp.	3.150%	7/15/23	150	154
Crown Castle International Corp.	3.200%	9/1/24	250	257
Crown Castle International Corp.	4.450%	2/15/26	250	274
Crown Castle International Corp.	3.700%	6/15/26	175	184
Crown Castle International Corp.	3.650%	9/1/27	325	345
Crown Castle International Corp.	3.800%	2/15/28	325	347
Crown Castle International Corp.	4.750%	5/15/47	95	111
Crown Castle International Corp.	5.200%	2/15/49	75	94
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,141
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.500%	6/15/22	200	205
Discovery Communications LLC	2.950%	3/20/23	100	102
Discovery Communications LLC	3.250%	4/1/23	100	103
Discovery Communications LLC	3.800%	3/13/24	100	104
Discovery Communications LLC	3.900%	11/15/24	150	157
Discovery Communications LLC	3.450%	3/15/25	225	231
Discovery Communications LLC	3.950%	6/15/25	100	105
Discovery Communications LLC	4.900%	3/11/26	150	166
Discovery Communications LLC	3.950%	3/20/28	400	417
Discovery Communications LLC	4.125%	5/15/29	100	105
Discovery Communications LLC	5.000%	9/20/37	325	350
Discovery Communications LLC	6.350%	6/1/40	150	183
Discovery Communications LLC	4.950%	5/15/42	277	290
Discovery Communications LLC	5.200%	9/20/47	225	245
Discovery Communications LLC	5.300%	5/15/49	75	83
Electronic Arts Inc.	3.700%	3/1/21	150	153
Electronic Arts Inc.	4.800%	3/1/26	100	113
7 Fox Corp.	3.666%	1/25/22	50	52
7 Fox Corp.	4.030%	1/25/24	250	266
7 Fox Corp.	4.709%	1/25/29	375	428
7 Fox Corp.	5.476%	1/25/39	250	307
7 Fox Corp.	5.576%	1/25/49	425	535
Grupo Televisa SAB	6.625%	3/18/25	100	117
Grupo Televisa SAB	4.625%	1/30/26	100	107
Grupo Televisa SAB	6.625%	1/15/40	125	156
Grupo Televisa SAB	5.000%	5/13/45	425	451
Grupo Televisa SAB	5.250%	5/24/49	200	218
Interpublic Group of Cos. Inc.	3.500%	10/1/20	50	51

Interpublic Group of Cos. Inc.	3.750%	10/1/21	50	51
Interpublic Group of Cos. Inc.	3.750%	2/15/23	150	156
Interpublic Group of Cos. Inc.	4.200%	4/15/24	422	452
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	112
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	207
Koninklijke KPN NV	8.375%	10/1/30	175	236
Moody's Corp.	2.750%	12/15/21	100	101
Moody's Corp.	4.500%	9/1/22	100	106
Moody's Corp.	4.875%	2/15/24	250	275
Moody's Corp.	4.875%	12/17/48	125	153
NBCUniversal Media LLC	4.375%	4/1/21	325	336
NBCUniversal Media LLC	2.875%	1/15/23	225	231
NBCUniversal Media LLC	6.400%	4/30/40	150	213
NBCUniversal Media LLC	5.950%	4/1/41	225	309
NBCUniversal Media LLC	4.450%	1/15/43	225	259
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	250	259
Omnicom Group Inc./ Omnicom Capital Inc.	3.650%	11/1/24	150	158
Omnicom Group Inc./ Omnicom Capital Inc.	3.600%	4/15/26	250	263
Orange SA	4.125%	9/14/21	325	338
Orange SA	9.000%	3/1/31	450	702
Orange SA	5.375%	1/13/42	325	414
RELX Capital Inc.	3.125%	10/15/22	182	186
RELX Capital Inc.	3.500%	3/16/23	125	129
RELX Capital Inc.	4.000%	3/18/29	100	109
Rogers Communications Inc.	3.000%	3/15/23	205	210
Rogers Communications Inc.	4.100%	10/1/23	175	186
Rogers Communications Inc.	3.625%	12/15/25	125	133
Rogers Communications Inc.	2.900%	11/15/26	100	102
Rogers Communications Inc.	4.500%	3/15/43	265	302
Rogers Communications Inc.	5.000%	3/15/44	190	234
Rogers Communications Inc.	4.350%	5/1/49	450	519
S&P Global Inc.	4.000%	6/15/25	125	137
S&P Global Inc.	4.400%	2/15/26	175	195
S&P Global Inc.	6.550%	11/15/37	75	108
S&P Global Inc.	4.500%	5/15/48	100	126
Telefonica Emisiones SAU	5.213%	3/8/47	550	638
Telefonica Emisiones SAU	5.462%	2/16/21	555	579
Telefonica Emisiones SAU	4.103%	3/8/27	250	272
Telefonica Emisiones SAU	7.045%	6/20/36	375	516
Telefonica Emisiones SAU	4.665%	3/6/38	200	218
Telefonica Emisiones SAU	4.895%	3/6/48	200	223
Telefonica Emisiones SAU	5.520%	3/1/49	335	407
TELUS Corp.	2.800%	2/16/27	100	101
TELUS Corp.	4.300%	6/15/49	200	227
Thomson Reuters Corp.	5.500%	8/15/35	75	86
Thomson Reuters Corp.	5.850%	4/15/40	100	120
Thomson Reuters Corp.	5.650%	11/23/43	100	119
Time Warner Cable LLC	4.125%	2/15/21	150	153
Time Warner Cable LLC	6.550%	5/1/37	200	240
Time Warner Cable LLC	7.300%	7/1/38	50	64
Time Warner Cable LLC	6.750%	6/15/39	400	489
Time Warner Cable LLC	5.875%	11/15/40	425	474
Time Warner Cable LLC	5.500%	9/1/41	250	269
Time Warner Cable LLC	4.500%	9/15/42	350	343
Time Warner Entertainment Co. LP	8.375%	3/15/23	200	237
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	276
Verizon Communications Inc.	3.450%	3/15/21	300	306

Verizon Communications Inc.	4.600%	4/1/21	475	493
Verizon Communications Inc.	2.946%	3/15/22	400	408
Verizon Communications Inc.	3.125%	3/16/22	350	359
Verizon Communications Inc.	5.150%	9/15/23	830	927
Verizon Communications Inc.	4.150%	3/15/24	100	108
Verizon Communications Inc.	3.500%	11/1/24	400	424
Verizon Communications Inc.	3.376%	2/15/25	534	564
Verizon Communications Inc.	2.625%	8/15/26	475	481
Verizon Communications Inc.	4.329%	9/21/28	1,229	1,393
Verizon Communications Inc.	4.016%	12/3/29	927	1,031
Verizon Communications Inc.	4.500%	8/10/33	575	669
Verizon Communications Inc.	4.400%	11/1/34	725	825
Verizon Communications Inc.	4.272%	1/15/36	563	634
Verizon Communications Inc.	5.250%	3/16/37	875	1,088
Verizon Communications Inc.	4.812%	3/15/39	200	240
Verizon Communications Inc.	4.750%	11/1/41	175	208
Verizon Communications Inc.	3.850%	11/1/42	175	186
Verizon Communications Inc.	4.125%	8/15/46	250	279
Verizon Communications Inc.	4.862%	8/21/46	1,179	1,434
Verizon Communications Inc.	5.500%	3/16/47	250	331
Verizon Communications Inc.	4.522%	9/15/48	888	1,049
Verizon Communications Inc.	5.012%	4/15/49	550	687
Verizon Communications Inc.	5.012%	8/21/54	350	441
Verizon Communications Inc.	4.672%	3/15/55	737	882
Viacom Inc.	3.875%	12/15/21	125	129
Viacom Inc.	4.250%	9/1/23	225	239
Viacom Inc.	3.875%	4/1/24	124	130
Viacom Inc.	6.875%	4/30/36	240	316
Viacom Inc.	4.375%	3/15/43	556	574
Viacom Inc.	5.850%	9/1/43	75	92
Vodafone Group plc	3.750%	1/16/24	650	684
Vodafone Group plc	4.125%	5/30/25	300	324
Vodafone Group plc	4.375%	5/30/28	650	716
Vodafone Group plc	7.875%	2/15/30	150	206
Vodafone Group plc	6.250%	11/30/32	100	127
Vodafone Group plc	5.000%	5/30/38	325	370
Vodafone Group plc	4.375%	2/19/43	275	284
Vodafone Group plc	5.250%	5/30/48	700	811
Vodafone Group plc	4.875%	6/19/49	350	390
Vodafone Group plc	4.250%	9/17/50	450	459
Walt Disney Co.	2.150%	9/17/20	150	150
Walt Disney Co.	2.300%	2/12/21	378	380
7 Walt Disney Co.	4.500%	2/15/21	550	569
Walt Disney Co.	2.550%	2/15/22	75	76
Walt Disney Co.	2.450%	3/4/22	75	76
Walt Disney Co.	1.650%	9/1/22	100	100
7 Walt Disney Co.	3.000%	9/15/22	275	283
Walt Disney Co.	1.750%	8/30/24	100	99
7 Walt Disney Co.	3.700%	9/15/24	200	214
Walt Disney Co.	3.150%	9/17/25	150	159
7 Walt Disney Co.	3.700%	10/15/25	125	135
Walt Disney Co.	1.850%	7/30/26	1,070	1,055
Walt Disney Co.	2.000%	9/1/29	200	194
7 Walt Disney Co.	6.550%	3/15/33	100	142
7 Walt Disney Co.	6.200%	12/15/34	400	569
7 Walt Disney Co.	6.400%	12/15/35	365	526
7 Walt Disney Co.	6.150%	3/1/37	200	285

Walt Disney Co.	4.375%	8/16/41	75	91
Walt Disney Co.	4.125%	12/1/41	205	243
Walt Disney Co.	3.700%	12/1/42	125	139
7 Walt Disney Co.	5.400%	10/1/43	100	140
7 Walt Disney Co.	4.750%	9/15/44	175	226
Walt Disney Co.	2.750%	9/1/49	400	383
Weibo Corp.	3.500%	7/5/24	200	203
WPP Finance 2010	4.750%	11/21/21	208	218
WPP Finance 2010	3.625%	9/7/22	200	206
WPP Finance 2010	3.750%	9/19/24	100	104

Consumer Cyclical (1.9%)
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	305
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	202
Alibaba Group Holding Ltd.	3.600%	11/28/24	400	420
Alibaba Group Holding Ltd.	3.400%	12/6/27	600	623
Alibaba Group Holding Ltd.	4.500%	11/28/34	280	321
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	218
Alibaba Group Holding Ltd.	4.200%	12/6/47	425	482
Alibaba Group Holding Ltd.	4.400%	12/6/57	100	116
Amazon.com Inc.	3.300%	12/5/21	200	206
Amazon.com Inc.	2.500%	11/29/22	150	152
Amazon.com Inc.	2.400%	2/22/23	450	458
Amazon.com Inc.	2.800%	8/22/24	250	260
Amazon.com Inc.	3.800%	12/5/24	120	131
Amazon.com Inc.	5.200%	12/3/25	225	264
Amazon.com Inc.	3.150%	8/22/27	550	583
Amazon.com Inc.	4.800%	12/5/34	225	281
Amazon.com Inc.	3.875%	8/22/37	425	488
Amazon.com Inc.	4.950%	12/5/44	350	462
Amazon.com Inc.	4.050%	8/22/47	650	777
Amazon.com Inc.	4.250%	8/22/57	500	618
American Honda Finance Corp.	3.150%	1/8/21	250	254
American Honda Finance Corp.	2.650%	2/12/21	150	151
American Honda Finance Corp.	1.650%	7/12/21	150	149
American Honda Finance Corp.	1.700%	9/9/21	400	398
American Honda Finance Corp.	3.375%	12/10/21	150	154
American Honda Finance Corp.	2.200%	6/27/22	150	151
American Honda Finance Corp.	2.600%	11/16/22	40	41
American Honda Finance Corp.	2.050%	1/10/23	125	125
American Honda Finance Corp.	3.450%	7/14/23	125	131
American Honda Finance Corp.	3.625%	10/10/23	100	106
American Honda Finance Corp.	2.900%	2/16/24	150	155
American Honda Finance Corp.	2.400%	6/27/24	100	101
American Honda Finance Corp.	2.150%	9/10/24	125	124
American Honda Finance Corp.	2.300%	9/9/26	50	50
American Honda Finance Corp.	3.500%	2/15/28	100	108
Aptiv plc	4.250%	1/15/26	150	161
Aptiv plc	4.350%	3/15/29	50	54
Aptiv plc	4.400%	10/1/46	50	49
Aptiv plc	5.400%	3/15/49	50	57
Automatic Data Processing Inc.	3.375%	9/15/25	200	214
AutoNation Inc.	3.350%	1/15/21	60	60
AutoNation Inc.	4.500%	10/1/25	150	159
AutoNation Inc.	3.800%	11/15/27	75	76
AutoZone Inc.	3.700%	4/15/22	350	361
AutoZone Inc.	2.875%	1/15/23	75	76

AutoZone Inc.	3.125%	7/15/23	125	129
AutoZone Inc.	3.125%	4/18/24	130	134
AutoZone Inc.	3.125%	4/21/26	100	103
AutoZone Inc.	3.750%	6/1/27	100	106
AutoZone Inc.	3.750%	4/18/29	100	107
Best Buy Co. Inc.	5.500%	3/15/21	25	26
Best Buy Co. Inc.	4.450%	10/1/28	200	217
Block Financial LLC	4.125%	10/1/20	94	95
Block Financial LLC	5.500%	11/1/22	100	107
Block Financial LLC	5.250%	10/1/25	100	108
Booking Holdings Inc.	2.750%	3/15/23	100	102
Booking Holdings Inc.	3.650%	3/15/25	100	106
Booking Holdings Inc.	3.600%	6/1/26	225	240
Booking Holdings Inc.	3.550%	3/15/28	100	107
BorgWarner Inc.	3.375%	3/15/25	75	77
BorgWarner Inc.	4.375%	3/15/45	100	103
Carnival Corp.	3.950%	10/15/20	100	102
Costco Wholesale Corp.	2.150%	5/18/21	200	201
Costco Wholesale Corp.	2.250%	2/15/22	100	101
Costco Wholesale Corp.	2.300%	5/18/22	150	151
Costco Wholesale Corp.	2.750%	5/18/24	275	285
Costco Wholesale Corp.	3.000%	5/18/27	100	106
Cummins Inc.	7.125%	3/1/28	100	134
Cummins Inc.	4.875%	10/1/43	125	159
Daimler Finance North America LLC	8.500%	1/18/31	250	374
Darden Restaurants Inc.	3.850%	5/1/27	200	211
Darden Restaurants Inc.	4.550%	2/15/48	50	53
Delphi Corp.	4.150%	3/15/24	125	132
Dollar General Corp.	3.250%	4/15/23	150	155
Dollar General Corp.	4.150%	11/1/25	105	114
Dollar General Corp.	3.875%	4/15/27	50	53
Dollar General Corp.	4.125%	5/1/28	150	164
Dollar Tree Inc.	3.700%	5/15/23	100	104
Dollar Tree Inc.	4.000%	5/15/25	200	212
Dollar Tree Inc.	4.200%	5/15/28	300	322
DR Horton Inc.	4.375%	9/15/22	100	104
DR Horton Inc.	4.750%	2/15/23	225	240
DR Horton Inc.	5.750%	8/15/23	75	83
eBay Inc.	3.250%	10/15/20	75	76
eBay Inc.	2.875%	8/1/21	125	126
eBay Inc.	3.800%	3/9/22	100	103
eBay Inc.	2.600%	7/15/22	450	454
eBay Inc.	2.750%	1/30/23	175	177
eBay Inc.	3.450%	8/1/24	125	130
eBay Inc.	3.600%	6/5/27	300	312
eBay Inc.	4.000%	7/15/42	25	24
Expedia Group Inc.	4.500%	8/15/24	100	108
Expedia Group Inc.	5.000%	2/15/26	275	308
Expedia Group Inc.	3.800%	2/15/28	100	104
7 Expedia Group Inc.	3.250%	2/15/30	200	199
Ford Motor Co.	4.346%	12/8/26	275	275
Ford Motor Co.	6.625%	10/1/28	175	192
Ford Motor Co.	6.375%	2/1/29	100	107
Ford Motor Co.	7.450%	7/16/31	375	430
Ford Motor Co.	4.750%	1/15/43	100	87
Ford Motor Co.	7.400%	11/1/46	100	115
Ford Motor Co.	5.291%	12/8/46	250	232

Ford Motor Credit Co. LLC	2.343%	11/2/20	150	149
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	250
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	258
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	201
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	340
Ford Motor Credit Co. LLC	3.813%	10/12/21	200	202
Ford Motor Credit Co. LLC	5.596%	1/7/22	200	210
Ford Motor Credit Co. LLC	3.339%	3/28/22	150	150
Ford Motor Credit Co. LLC	2.979%	8/3/22	300	297
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	204
Ford Motor Credit Co. LLC	3.350%	11/1/22	500	500
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	230
Ford Motor Credit Co. LLC	3.810%	1/9/24	150	150
Ford Motor Credit Co. LLC	5.584%	3/18/24	200	213
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	196
Ford Motor Credit Co. LLC	4.134%	8/4/25	500	495
Ford Motor Credit Co. LLC	4.389%	1/8/26	200	199
Ford Motor Credit Co. LLC	4.542%	8/1/26	200	200
Ford Motor Credit Co. LLC	3.815%	11/2/27	150	142
Ford Motor Credit Co. LLC	5.113%	5/3/29	325	327
General Motors Co.	4.875%	10/2/23	625	669
General Motors Co.	4.000%	4/1/25	100	103
General Motors Co.	5.000%	10/1/28	150	159
General Motors Co.	5.000%	4/1/35	165	166
General Motors Co.	6.600%	4/1/36	250	286
General Motors Co.	5.150%	4/1/38	225	226
General Motors Co.	6.250%	10/2/43	210	229
General Motors Co.	5.200%	4/1/45	230	226
General Motors Co.	6.750%	4/1/46	130	150
General Motors Co.	5.400%	4/1/48	200	200
General Motors Co.	5.950%	4/1/49	275	293
General Motors Financial Co. Inc.	2.450%	11/6/20	200	200
General Motors Financial Co. Inc.	3.700%	11/24/20	275	279
General Motors Financial Co. Inc.	4.200%	3/1/21	175	179
General Motors Financial Co. Inc.	3.550%	4/9/21	150	152
General Motors Financial Co. Inc.	3.200%	7/6/21	225	227
General Motors Financial Co. Inc.	4.375%	9/25/21	100	103
General Motors Financial Co. Inc.	4.200%	11/6/21	50	52
General Motors Financial Co. Inc.	3.450%	1/14/22	125	127
General Motors Financial Co. Inc.	3.450%	4/10/22	355	361
General Motors Financial Co. Inc.	3.150%	6/30/22	100	101
General Motors Financial Co. Inc.	3.550%	7/8/22	200	204
General Motors Financial Co. Inc.	3.250%	1/5/23	275	278
General Motors Financial Co. Inc.	3.700%	5/9/23	200	205
General Motors Financial Co. Inc.	4.250%	5/15/23	150	156
General Motors Financial Co. Inc.	5.100%	1/17/24	100	107
General Motors Financial Co. Inc.	3.950%	4/13/24	400	411
General Motors Financial Co. Inc.	3.500%	11/7/24	200	202
General Motors Financial Co. Inc.	4.000%	1/15/25	175	179
General Motors Financial Co. Inc.	4.350%	4/9/25	325	338
General Motors Financial Co. Inc.	5.250%	3/1/26	150	162
General Motors Financial Co. Inc.	4.000%	10/6/26	100	101
General Motors Financial Co. Inc.	4.350%	1/17/27	325	334
General Motors Financial Co. Inc.	3.850%	1/5/28	100	99
General Motors Financial Co. Inc.	5.650%	1/17/29	150	165
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	50	51
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	108

GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	75
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	221
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	193
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	28
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	303
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	177
Harley-Davidson Inc.	3.500%	7/28/25	100	103
Harley-Davidson Inc.	4.625%	7/28/45	125	128
Harman International Industries Inc.	4.150%	5/15/25	76	80
Home Depot Inc.	2.000%	4/1/21	250	251
Home Depot Inc.	4.400%	4/1/21	190	196
Home Depot Inc.	3.250%	3/1/22	150	155
Home Depot Inc.	2.625%	6/1/22	265	271
Home Depot Inc.	2.700%	4/1/23	25	26
Home Depot Inc.	3.750%	2/15/24	200	215
Home Depot Inc.	3.350%	9/15/25	250	267
Home Depot Inc.	3.000%	4/1/26	125	131
Home Depot Inc.	2.125%	9/15/26	100	99
Home Depot Inc.	2.800%	9/14/27	150	156
Home Depot Inc.	3.900%	12/6/28	100	112
Home Depot Inc.	2.950%	6/15/29	500	522
Home Depot Inc.	5.875%	12/16/36	825	1,140
Home Depot Inc.	5.400%	9/15/40	175	233
Home Depot Inc.	5.950%	4/1/41	175	249
Home Depot Inc.	4.200%	4/1/43	200	234
Home Depot Inc.	4.875%	2/15/44	300	384
Home Depot Inc.	4.400%	3/15/45	100	121
Home Depot Inc.	4.250%	4/1/46	330	393
Home Depot Inc.	3.900%	6/15/47	175	200
Home Depot Inc.	4.500%	12/6/48	125	155
Home Depot Inc.	3.500%	9/15/56	150	160
Hyatt Hotels Corp.	5.375%	8/15/21	50	52
Hyatt Hotels Corp.	3.375%	7/15/23	100	103
Hyatt Hotels Corp.	4.850%	3/15/26	50	55
Hyatt Hotels Corp.	4.375%	9/15/28	75	82
IHS Markit Ltd.	3.625%	5/1/24	100	104
IHS Markit Ltd.	4.750%	8/1/28	140	156
IHS Markit Ltd.	4.250%	5/1/29	100	108
JD.com Inc.	3.125%	4/29/21	200	201
Kohl's Corp.	4.250%	7/17/25	100	106
Kohl's Corp.	5.550%	7/17/45	100	103
Las Vegas Sands Corp.	3.200%	8/8/24	115	117
Las Vegas Sands Corp.	3.500%	8/18/26	145	147
Las Vegas Sands Corp.	3.900%	8/8/29	65	67
Lear Corp.	5.250%	1/15/25	200	206
Lear Corp.	3.800%	9/15/27	100	100
Lear Corp.	4.250%	5/15/29	150	154
Lear Corp.	5.250%	5/15/49	150	154
Lowe's Cos. Inc.	3.750%	4/15/21	200	204
Lowe's Cos. Inc.	3.120%	4/15/22	150	153
Lowe's Cos. Inc.	3.875%	9/15/23	275	291
Lowe's Cos. Inc.	3.125%	9/15/24	100	104
Lowe's Cos. Inc.	3.375%	9/15/25	200	209
Lowe's Cos. Inc.	2.500%	4/15/26	250	249
Lowe's Cos. Inc.	3.100%	5/3/27	350	360
Lowe's Cos. Inc.	6.500%	3/15/29	67	85
Lowe's Cos. Inc.	3.650%	4/5/29	450	480

Lowe's Cos. Inc.	4.650%	4/15/42	100	113
Lowe's Cos. Inc.	4.250%	9/15/44	100	107
Lowe's Cos. Inc.	4.375%	9/15/45	150	165
Lowe's Cos. Inc.	3.700%	4/15/46	250	250
Lowe's Cos. Inc.	4.050%	5/3/47	300	320
Lowe's Cos. Inc.	4.550%	4/5/49	275	318
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	100
Macy's Retail Holdings Inc.	2.875%	2/15/23	170	168
Macy's Retail Holdings Inc.	4.375%	9/1/23	125	128
Macy's Retail Holdings Inc.	3.625%	6/1/24	100	100
Macy's Retail Holdings Inc.	4.500%	12/15/34	121	112
Magna International Inc.	3.625%	6/15/24	170	178
Magna International Inc.	4.150%	10/1/25	100	107
Marriott International Inc.	3.375%	10/15/20	225	227
Marriott International Inc.	2.875%	3/1/21	50	50
Marriott International Inc.	3.125%	10/15/21	50	51
Marriott International Inc.	2.300%	1/15/22	100	100
Marriott International Inc.	3.600%	4/15/24	125	131
Marriott International Inc.	3.750%	3/15/25	175	185
Marriott International Inc.	3.750%	10/1/25	65	69
Marriott International Inc.	3.125%	6/15/26	183	187
Marriott International Inc.	4.000%	4/15/28	50	54
Mastercard Inc.	2.000%	11/21/21	100	100
Mastercard Inc.	3.375%	4/1/24	300	318
Mastercard Inc.	2.950%	11/21/26	100	105
Mastercard Inc.	3.500%	2/26/28	50	55
Mastercard Inc.	2.950%	6/1/29	200	209
Mastercard Inc.	3.800%	11/21/46	100	115
Mastercard Inc.	3.950%	2/26/48	100	118
Mastercard Inc.	3.650%	6/1/49	250	281
McDonald's Corp.	2.750%	12/9/20	275	277
McDonald's Corp.	3.625%	5/20/21	175	180
McDonald's Corp.	2.625%	1/15/22	275	279
McDonald's Corp.	3.350%	4/1/23	200	208
McDonald's Corp.	3.375%	5/26/25	175	185
McDonald's Corp.	3.700%	1/30/26	300	322
McDonald's Corp.	3.500%	3/1/27	200	214
McDonald's Corp.	3.800%	4/1/28	350	383
McDonald's Corp.	2.625%	9/1/29	200	199
McDonald's Corp.	4.700%	12/9/35	200	237
McDonald's Corp.	6.300%	10/15/37	150	205
McDonald's Corp.	6.300%	3/1/38	100	136
McDonald's Corp.	5.700%	2/1/39	100	130
McDonald's Corp.	3.700%	2/15/42	25	26
McDonald's Corp.	3.625%	5/1/43	100	101
McDonald's Corp.	4.600%	5/26/45	210	244
McDonald's Corp.	4.875%	12/9/45	300	362
McDonald's Corp.	4.450%	3/1/47	150	171
McDonald's Corp.	4.450%	9/1/48	150	173
McDonald's Corp.	3.625%	9/1/49	200	202
NIKE Inc.	2.375%	11/1/26	200	204
NIKE Inc.	3.625%	5/1/43	125	136
NIKE Inc.	3.875%	11/1/45	225	257
NIKE Inc.	3.375%	11/1/46	100	106
Nordstrom Inc.	4.000%	10/15/21	125	128
Nordstrom Inc.	4.000%	3/15/27	100	102
Nordstrom Inc.	5.000%	1/15/44	165	152

NVR Inc.	3.950%	9/15/22	100	104
O'Reilly Automotive Inc.	4.875%	1/14/21	25	26
O'Reilly Automotive Inc.	3.800%	9/1/22	100	104
O'Reilly Automotive Inc.	3.850%	6/15/23	75	79
O'Reilly Automotive Inc.	3.550%	3/15/26	100	105
O'Reilly Automotive Inc.	3.600%	9/1/27	150	159
PACCAR Financial Corp.	2.050%	11/13/20	50	50
PACCAR Financial Corp.	2.250%	2/25/21	75	75
PACCAR Financial Corp.	2.800%	3/1/21	90	91
PACCAR Financial Corp.	3.150%	8/9/21	25	25
PACCAR Financial Corp.	2.850%	3/1/22	100	102
PACCAR Financial Corp.	2.650%	5/10/22	100	101
PACCAR Financial Corp.	2.300%	8/10/22	50	50
PACCAR Financial Corp.	2.000%	9/26/22	50	50
PACCAR Financial Corp.	3.400%	8/9/23	100	105
PACCAR Financial Corp.	2.150%	8/15/24	75	75
QVC Inc.	5.125%	7/2/22	25	26
QVC Inc.	4.850%	4/1/24	95	100
QVC Inc.	4.450%	2/15/25	100	104
QVC Inc.	5.950%	3/15/43	125	126
Ralph Lauren Corp.	3.750%	9/15/25	50	54
Royal Caribbean Cruises Ltd.	2.650%	11/28/20	50	50
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	108
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	200	205
Sands China Ltd.	4.600%	8/8/23	400	423
Sands China Ltd.	5.125%	8/8/25	400	436
Sands China Ltd.	5.400%	8/8/28	300	339
Starbucks Corp.	2.200%	11/22/20	100	100
Starbucks Corp.	2.100%	2/4/21	150	150
Starbucks Corp.	2.700%	6/15/22	75	76
Starbucks Corp.	3.100%	3/1/23	175	181
Starbucks Corp.	3.850%	10/1/23	300	319
Starbucks Corp.	3.800%	8/15/25	200	216
Starbucks Corp.	2.450%	6/15/26	200	201
Starbucks Corp.	3.500%	3/1/28	100	107
Starbucks Corp.	4.000%	11/15/28	200	223
Starbucks Corp.	4.300%	6/15/45	50	55
Starbucks Corp.	3.750%	12/1/47	125	129
Starbucks Corp.	4.500%	11/15/48	100	116
Tapestry Inc.	3.000%	7/15/22	125	126
Tapestry Inc.	4.250%	4/1/25	70	73
Tapestry Inc.	4.125%	7/15/27	100	102
Target Corp.	2.900%	1/15/22	200	205
Target Corp.	3.500%	7/1/24	325	347
Target Corp.	2.500%	4/15/26	175	178
Target Corp.	3.375%	4/15/29	200	215
Target Corp.	6.350%	11/1/32	140	195
Target Corp.	6.500%	10/15/37	103	154
Target Corp.	7.000%	1/15/38	125	195
Target Corp.	4.000%	7/1/42	285	328
Target Corp.	3.625%	4/15/46	200	218
Target Corp.	3.900%	11/15/47	125	143
TJX Cos. Inc.	2.750%	6/15/21	150	152
TJX Cos. Inc.	2.500%	5/15/23	100	102
TJX Cos. Inc.	2.250%	9/15/26	350	349
Toyota Motor Corp.	3.183%	7/20/21	140	143
Toyota Motor Corp.	2.157%	7/2/22	100	101

Toyota Motor Corp.	3.419%	7/20/23	150	158
Toyota Motor Corp.	2.358%	7/2/24	100	101
Toyota Motor Corp.	3.669%	7/20/28	100	111
Toyota Motor Corp.	2.760%	7/2/29	100	103
Toyota Motor Credit Corp.	4.250%	1/11/21	125	129
Toyota Motor Credit Corp.	1.900%	4/8/21	250	250
Toyota Motor Credit Corp.	2.950%	4/13/21	100	102
Toyota Motor Credit Corp.	2.750%	5/17/21	200	203
Toyota Motor Credit Corp.	3.400%	9/15/21	175	179
Toyota Motor Credit Corp.	2.600%	1/11/22	200	203
Toyota Motor Credit Corp.	3.300%	1/12/22	175	180
Toyota Motor Credit Corp.	2.650%	4/12/22	500	509
Toyota Motor Credit Corp.	2.800%	7/13/22	100	102
Toyota Motor Credit Corp.	2.150%	9/8/22	200	201
Toyota Motor Credit Corp.	2.625%	1/10/23	100	102
Toyota Motor Credit Corp.	2.250%	10/18/23	300	302
Toyota Motor Credit Corp.	2.900%	4/17/24	125	129
Toyota Motor Credit Corp.	3.400%	4/14/25	125	133
Toyota Motor Credit Corp.	3.200%	1/11/27	200	213
Toyota Motor Credit Corp.	3.050%	1/11/28	100	106
Toyota Motor Credit Corp.	3.650%	1/8/29	100	111
VF Corp.	3.500%	9/1/21	200	205
VF Corp.	6.450%	11/1/37	50	71
Visa Inc.	2.200%	12/14/20	500	502
Visa Inc.	2.150%	9/15/22	100	101
Visa Inc.	2.800%	12/14/22	550	566
Visa Inc.	3.150%	12/14/25	925	986
Visa Inc.	2.750%	9/15/27	150	157
Visa Inc.	4.150%	12/14/35	325	391
Visa Inc.	4.300%	12/14/45	825	1,020
Visa Inc.	3.650%	9/15/47	100	113
Walgreen Co.	3.100%	9/15/22	250	256
Walgreen Co.	4.400%	9/15/42	195	197
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	230
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	395
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	335
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	133
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	290
Walgreens Boots Alliance Inc.	4.650%	6/1/46	115	120
Walmart Inc.	3.250%	10/25/20	825	837
Walmart Inc.	1.900%	12/15/20	165	165
Walmart Inc.	3.125%	6/23/21	300	307
Walmart Inc.	2.350%	12/15/22	800	812
Walmart Inc.	2.550%	4/11/23	150	153
Walmart Inc.	3.400%	6/26/23	250	263
Walmart Inc.	3.300%	4/22/24	250	264
Walmart Inc.	2.850%	7/8/24	275	286
Walmart Inc.	2.650%	12/15/24	200	206
Walmart Inc.	3.550%	6/26/25	275	297
Walmart Inc.	3.050%	7/8/26	250	265
Walmart Inc.	5.875%	4/5/27	405	504
Walmart Inc.	3.700%	6/26/28	450	498
Walmart Inc.	3.250%	7/8/29	300	324
Walmart Inc.	2.375%	9/24/29	125	126
Walmart Inc.	7.550%	2/15/30	105	155
Walmart Inc.	5.250%	9/1/35	210	279
Walmart Inc.	6.200%	4/15/38	315	472

Walmart Inc.	3.950%	6/28/38	275	320
Walmart Inc.	5.000%	10/25/40	100	131
Walmart Inc.	5.625%	4/15/41	175	248
Walmart Inc.	4.000%	4/11/43	274	320
Walmart Inc.	4.300%	4/22/44	361	444
Walmart Inc.	3.625%	12/15/47	115	129
Walmart Inc.	4.050%	6/29/48	425	508
Walmart Inc.	2.950%	9/24/49	120	121
Western Union Co.	3.600%	3/15/22	100	103
Western Union Co.	6.200%	11/17/36	100	110
Western Union Co.	6.200%	6/21/40	35	38

Consumer Noncyclical (4.3%)
Abbott Laboratories	2.900%	11/30/21	575	585
Abbott Laboratories	2.550%	3/15/22	175	177
Abbott Laboratories	3.400%	11/30/23	316	332
Abbott Laboratories	2.950%	3/15/25	175	182
Abbott Laboratories	3.875%	9/15/25	75	82
Abbott Laboratories	3.750%	11/30/26	367	399
Abbott Laboratories	4.750%	11/30/36	375	459
Abbott Laboratories	5.300%	5/27/40	125	161
Abbott Laboratories	4.750%	4/15/43	125	154
Abbott Laboratories	4.900%	11/30/46	775	996
AbbVie Inc.	2.300%	5/14/21	350	351
AbbVie Inc.	3.375%	11/14/21	250	256
AbbVie Inc.	2.900%	11/6/22	800	814
AbbVie Inc.	3.200%	11/6/22	275	282
AbbVie Inc.	2.850%	5/14/23	200	203
AbbVie Inc.	3.750%	11/14/23	250	263
AbbVie Inc.	3.600%	5/14/25	725	753
AbbVie Inc.	3.200%	5/14/26	350	356
AbbVie Inc.	4.250%	11/14/28	350	379
AbbVie Inc.	4.500%	5/14/35	475	512
AbbVie Inc.	4.300%	5/14/36	190	201
AbbVie Inc.	4.400%	11/6/42	501	517
AbbVie Inc.	4.700%	5/14/45	527	563
AbbVie Inc.	4.450%	5/14/46	455	471
AbbVie Inc.	4.875%	11/14/48	250	275
Actavis Inc.	3.250%	10/1/22	300	306
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	55
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	121
Agilent Technologies Inc.	3.200%	10/1/22	75	77
Agilent Technologies Inc.	3.875%	7/15/23	100	105
Agilent Technologies Inc.	3.050%	9/22/26	75	76
AHS Hospital Corp.	5.024%	7/1/45	75	99
Allergan Finance LLC	4.625%	10/1/42	190	200
Allergan Funding SCS	3.450%	3/15/22	507	520
Allergan Funding SCS	3.850%	6/15/24	200	210
Allergan Funding SCS	3.800%	3/15/25	590	617
Allergan Funding SCS	4.550%	3/15/35	350	371
Allergan Funding SCS	4.850%	6/15/44	230	247
Allergan Funding SCS	4.750%	3/15/45	75	79
Allergan Inc.	2.800%	3/15/23	100	101
Allina Health System	3.887%	4/15/49	75	85
Altria Group Inc.	4.750%	5/5/21	275	286
Altria Group Inc.	3.490%	2/14/22	150	154
Altria Group Inc.	2.850%	8/9/22	375	380

Altria Group Inc.	2.950%	5/2/23	400	406
Altria Group Inc.	4.000%	1/31/24	250	263
Altria Group Inc.	4.400%	2/14/26	275	294
Altria Group Inc.	2.625%	9/16/26	75	72
Altria Group Inc.	4.800%	2/14/29	575	629
Altria Group Inc.	5.800%	2/14/39	400	463
Altria Group Inc.	4.250%	8/9/42	275	265
Altria Group Inc.	4.500%	5/2/43	125	125
Altria Group Inc.	5.375%	1/31/44	350	387
Altria Group Inc.	3.875%	9/16/46	175	160
Altria Group Inc.	5.950%	2/14/49	475	557
Altria Group Inc.	6.200%	2/14/59	100	118
AmerisourceBergen Corp.	3.500%	11/15/21	200	204
AmerisourceBergen Corp.	3.400%	5/15/24	75	78
AmerisourceBergen Corp.	3.250%	3/1/25	50	52
AmerisourceBergen Corp.	3.450%	12/15/27	275	285
AmerisourceBergen Corp.	4.250%	3/1/45	25	25
AmerisourceBergen Corp.	4.300%	12/15/47	175	178
Amgen Inc.	3.450%	10/1/20	225	228
Amgen Inc.	4.100%	6/15/21	50	51
Amgen Inc.	1.850%	8/19/21	125	124
Amgen Inc.	3.875%	11/15/21	250	258
Amgen Inc.	2.700%	5/1/22	75	76
Amgen Inc.	2.650%	5/11/22	275	278
Amgen Inc.	3.625%	5/15/22	225	233
Amgen Inc.	2.250%	8/19/23	150	151
Amgen Inc.	3.625%	5/22/24	500	529
Amgen Inc.	3.125%	5/1/25	175	182
Amgen Inc.	2.600%	8/19/26	455	456
Amgen Inc.	4.950%	10/1/41	300	357
Amgen Inc.	5.150%	11/15/41	250	300
Amgen Inc.	4.400%	5/1/45	450	507
Amgen Inc.	4.563%	6/15/48	356	409
Amgen Inc.	4.663%	6/15/51	659	765
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	1,245	1,440
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	2,485	2,956
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	770	822
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	166	168
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	254	259
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	568	590
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	100	106
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	317
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	223
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	275	329
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	50	51
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	262	266
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	150	158
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	475	519
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	551
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	875	1,016
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	340	404
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	310
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	239
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	158

Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	384
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	333
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	475	548
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	626	709
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	725	944
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	75	88
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	125	169
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	168
Archer-Daniels-Midland Co.	3.375%	3/15/22	100	103
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	202
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	106
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	121
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	61
Archer-Daniels-Midland Co.	4.016%	4/16/43	200	231
Archer-Daniels-Midland Co.	3.750%	9/15/47	100	110
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	156
Ascension Health	3.945%	11/15/46	175	204
3 Ascension Health	4.847%	11/15/53	75	100
AstraZeneca plc	2.375%	11/16/20	300	301
AstraZeneca plc	2.375%	6/12/22	225	226
AstraZeneca plc	3.500%	8/17/23	225	235
AstraZeneca plc	3.375%	11/16/25	250	262
AstraZeneca plc	3.125%	6/12/27	175	182
AstraZeneca plc	4.000%	1/17/29	200	222
AstraZeneca plc	6.450%	9/15/37	450	634
AstraZeneca plc	4.000%	9/18/42	290	319
AstraZeneca plc	4.375%	11/16/45	200	234
AstraZeneca plc	4.375%	8/17/48	60	71
BAT Capital Corp.	2.764%	8/15/22	650	656
BAT Capital Corp.	3.222%	8/15/24	450	455
BAT Capital Corp.	2.789%	9/6/24	100	99
BAT Capital Corp.	3.215%	9/6/26	200	198
BAT Capital Corp.	3.557%	8/15/27	675	679
BAT Capital Corp.	3.462%	9/6/29	125	122
BAT Capital Corp.	4.390%	8/15/37	525	510
BAT Capital Corp.	4.540%	8/15/47	475	456
BAT Capital Corp.	4.758%	9/6/49	250	244
Baxalta Inc.	3.600%	6/23/22	15	15
Baxalta Inc.	4.000%	6/23/25	97	104
Baxalta Inc.	5.250%	6/23/45	73	94
Baxter International Inc.	1.700%	8/15/21	150	149
Baxter International Inc.	3.500%	8/15/46	100	100
Baylor Scott & White Holdings	4.185%	11/15/45	100	119
Beam Suntory Inc.	3.250%	5/15/22	50	51
Becton Dickinson & Co.	3.250%	11/12/20	150	151
Becton Dickinson & Co.	3.125%	11/8/21	65	66
Becton Dickinson & Co.	2.894%	6/6/22	350	355
Becton Dickinson & Co.	3.300%	3/1/23	50	51
Becton Dickinson & Co.	3.363%	6/6/24	1,100	1,145
Becton Dickinson & Co.	3.734%	12/15/24	272	288
Becton Dickinson & Co.	3.700%	6/6/27	375	396
Becton Dickinson & Co.	4.875%	5/15/44	26	29
Becton Dickinson & Co.	4.685%	12/15/44	196	228
Becton Dickinson & Co.	4.669%	6/6/47	300	354
Bio-Rad Laboratories Inc.	4.875%	12/15/20	75	76
Biogen Inc.	3.625%	9/15/22	275	286
Biogen Inc.	4.050%	9/15/25	300	324

Biogen Inc.	5.200%	9/15/45	365	432
Boston Scientific Corp.	3.375%	5/15/22	50	51
Boston Scientific Corp.	3.450%	3/1/24	50	52
Boston Scientific Corp.	3.850%	5/15/25	150	161
Boston Scientific Corp.	3.750%	3/1/26	125	134
Boston Scientific Corp.	4.000%	3/1/28	200	219
Boston Scientific Corp.	4.000%	3/1/29	150	165
Boston Scientific Corp.	7.000%	11/15/35	100	139
Boston Scientific Corp.	4.550%	3/1/39	175	207
Boston Scientific Corp.	7.375%	1/15/40	50	76
Boston Scientific Corp.	4.700%	3/1/49	200	243
7 Bristol-Myers Squibb Co.	2.550%	5/14/21	225	227
7 Bristol-Myers Squibb Co.	2.600%	5/16/22	300	305
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	275
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	235
7 Bristol-Myers Squibb Co.	2.900%	7/26/24	625	644
7 Bristol-Myers Squibb Co.	3.200%	6/15/26	360	377
7 Bristol-Myers Squibb Co.	3.400%	7/26/29	885	946
7 Bristol-Myers Squibb Co.	4.125%	6/15/39	380	429
Bristol-Myers Squibb Co.	3.250%	8/1/42	100	99
Bristol-Myers Squibb Co.	4.500%	3/1/44	100	119
7 Bristol-Myers Squibb Co.	4.250%	10/26/49	725	845
Brown-Forman Corp.	3.500%	4/15/25	75	80
Brown-Forman Corp.	4.500%	7/15/45	100	124
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	253
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	131
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	204
Campbell Soup Co.	3.300%	3/15/21	275	279
Campbell Soup Co.	3.650%	3/15/23	225	234
Campbell Soup Co.	3.950%	3/15/25	200	212
Campbell Soup Co.	3.300%	3/19/25	125	127
Campbell Soup Co.	4.150%	3/15/28	175	188
Campbell Soup Co.	3.800%	8/2/42	75	71
Campbell Soup Co.	4.800%	3/15/48	135	152
Cardinal Health Inc.	4.625%	12/15/20	100	103
Cardinal Health Inc.	2.616%	6/15/22	115	116
Cardinal Health Inc.	3.200%	3/15/23	150	154
Cardinal Health Inc.	3.079%	6/15/24	290	293
Cardinal Health Inc.	3.750%	9/15/25	100	104
Cardinal Health Inc.	3.410%	6/15/27	265	262
Cardinal Health Inc.	4.600%	3/15/43	75	74
Cardinal Health Inc.	4.500%	11/15/44	50	48
Cardinal Health Inc.	4.900%	9/15/45	100	101
Cardinal Health Inc.	4.368%	6/15/47	125	120
Celgene Corp.	2.875%	8/15/20	250	251
Celgene Corp.	3.950%	10/15/20	125	127
Celgene Corp.	2.875%	2/19/21	125	126
Celgene Corp.	2.250%	8/15/21	75	75
Celgene Corp.	3.250%	8/15/22	175	180
Celgene Corp.	3.550%	8/15/22	50	52
Celgene Corp.	2.750%	2/15/23	150	153
Celgene Corp.	3.250%	2/20/23	200	206
Celgene Corp.	4.000%	8/15/23	125	133
Celgene Corp.	3.625%	5/15/24	175	185
Celgene Corp.	3.875%	8/15/25	475	511
Celgene Corp.	3.450%	11/15/27	110	116
Celgene Corp.	3.900%	2/20/28	275	302

Celgene Corp.	5.700%	10/15/40	50	64
Celgene Corp.	5.250%	8/15/43	150	190
Celgene Corp.	4.625%	5/15/44	175	208
Celgene Corp.	5.000%	8/15/45	350	436
Celgene Corp.	4.350%	11/15/47	250	290
Celgene Corp.	4.550%	2/20/48	275	330
Children's Hospital Corp.	4.115%	1/1/47	75	89
Children's Hospital Medical Center	4.268%	5/15/44	50	59
CHRISTUS Health	4.341%	7/1/28	125	141
Church & Dwight Co. Inc.	2.450%	8/1/22	25	25
Church & Dwight Co. Inc.	3.150%	8/1/27	100	103
Church & Dwight Co. Inc.	3.950%	8/1/47	75	80
Cigna Corp.	3.400%	9/17/21	280	286
Cigna Corp.	3.750%	7/15/23	200	209
Cigna Corp.	4.125%	11/15/25	265	286
Cigna Corp.	4.375%	10/15/28	610	670
Cigna Corp.	4.800%	8/15/38	340	383
Cigna Corp.	4.900%	12/15/48	570	662
City of Hope	5.623%	11/15/43	75	103
City of Hope	4.378%	8/15/48	100	121
Cleveland Clinic Foundation	4.858%	1/1/14	75	98
Clorox Co.	3.800%	11/15/21	250	259
Clorox Co.	3.050%	9/15/22	100	102
Clorox Co.	3.500%	12/15/24	175	185
Clorox Co.	3.100%	10/1/27	50	52
Clorox Co.	3.900%	5/15/28	50	55
Coca-Cola Co.	1.875%	10/27/20	400	400
Coca-Cola Co.	2.450%	11/1/20	150	151
Coca-Cola Co.	3.150%	11/15/20	125	127
Coca-Cola Co.	1.550%	9/1/21	175	174
Coca-Cola Co.	3.300%	9/1/21	250	257
Coca-Cola Co.	2.200%	5/25/22	100	101
Coca-Cola Co.	3.200%	11/1/23	225	236
Coca-Cola Co.	2.875%	10/27/25	300	314
Coca-Cola Co.	2.550%	6/1/26	100	102
Coca-Cola Co.	2.250%	9/1/26	410	412
Coca-Cola Co.	2.900%	5/25/27	50	53
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	133
Coca-Cola European Partners PLC	3.500%	9/15/20	300	303
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	265
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	190
Colgate-Palmolive Co.	2.450%	11/15/21	75	76
Colgate-Palmolive Co.	2.250%	11/15/22	75	76
Colgate-Palmolive Co.	2.100%	5/1/23	280	283
Colgate-Palmolive Co.	3.250%	3/15/24	100	106
Colgate-Palmolive Co.	4.000%	8/15/45	125	148
Colgate-Palmolive Co.	3.700%	8/1/47	50	58
CommonSpirit Health	2.950%	11/1/22	75	76
CommonSpirit Health	2.760%	10/1/24	100	101
CommonSpirit Health	3.347%	10/1/29	175	177
3 CommonSpirit Health	4.350%	11/1/42	175	187
CommonSpirit Health	3.817%	10/1/49	50	50
CommonSpirit Health	4.187%	10/1/49	200	208
Conagra Brands Inc.	3.800%	10/22/21	225	232
Conagra Brands Inc.	3.250%	9/15/22	75	77
Conagra Brands Inc.	3.200%	1/25/23	151	156
Conagra Brands Inc.	4.300%	5/1/24	200	214

Conagra Brands Inc.	4.600%	11/1/25	150	165
Conagra Brands Inc.	7.000%	10/1/28	75	95
Conagra Brands Inc.	4.850%	11/1/28	250	283
Conagra Brands Inc.	8.250%	9/15/30	50	71
Conagra Brands Inc.	5.300%	11/1/38	200	232
Conagra Brands Inc.	5.400%	11/1/48	225	267
Constellation Brands Inc.	2.250%	11/6/20	100	100
Constellation Brands Inc.	3.750%	5/1/21	100	102
Constellation Brands Inc.	2.700%	5/9/22	50	51
Constellation Brands Inc.	2.650%	11/7/22	250	253
Constellation Brands Inc.	3.200%	2/15/23	250	258
Constellation Brands Inc.	4.250%	5/1/23	200	213
Constellation Brands Inc.	4.750%	11/15/24	175	193
Constellation Brands Inc.	4.400%	11/15/25	100	110
Constellation Brands Inc.	3.700%	12/6/26	100	106
Constellation Brands Inc.	3.500%	5/9/27	150	157
Constellation Brands Inc.	3.600%	2/15/28	175	184
Constellation Brands Inc.	4.650%	11/15/28	100	114
Constellation Brands Inc.	3.150%	8/1/29	150	153
Constellation Brands Inc.	4.500%	5/9/47	75	85
Constellation Brands Inc.	4.100%	2/15/48	150	161
Constellation Brands Inc.	5.250%	11/15/48	100	125
Covidien International Finance SA	3.200%	6/15/22	200	206
CVS Health Corp.	3.350%	3/9/21	383	389
CVS Health Corp.	2.125%	6/1/21	250	250
CVS Health Corp.	3.500%	7/20/22	350	361
CVS Health Corp.	2.750%	12/1/22	150	152
CVS Health Corp.	4.750%	12/1/22	150	160
CVS Health Corp.	3.700%	3/9/23	1,155	1,202
CVS Health Corp.	4.000%	12/5/23	195	206
CVS Health Corp.	3.375%	8/12/24	475	491
CVS Health Corp.	4.100%	3/25/25	905	965
CVS Health Corp.	3.875%	7/20/25	765	810
CVS Health Corp.	2.875%	6/1/26	425	425
CVS Health Corp.	4.300%	3/25/28	1,635	1,767
CVS Health Corp.	3.250%	8/15/29	310	312
CVS Health Corp.	4.875%	7/20/35	125	139
CVS Health Corp.	4.780%	3/25/38	775	850
CVS Health Corp.	6.125%	9/15/39	75	94
CVS Health Corp.	5.300%	12/5/43	150	173
CVS Health Corp.	5.125%	7/20/45	825	936
CVS Health Corp.	5.050%	3/25/48	1,600	1,816
Danaher Corp.	2.400%	9/15/20	100	100
Danaher Corp.	3.350%	9/15/25	100	106
Danaher Corp.	4.375%	9/15/45	75	88
Dartmouth-Hitchcock Health	4.178%	8/1/48	100	118
Delhaize America LLC	9.000%	4/15/31	100	149
Diageo Capital plc	2.625%	4/29/23	500	509
Diageo Capital plc	2.125%	10/24/24	200	200
Diageo Capital plc	2.375%	10/24/29	200	198
Diageo Capital plc	5.875%	9/30/36	50	69
Diageo Capital plc	3.875%	4/29/43	100	114
Diageo Investment Corp.	2.875%	5/11/22	300	306
Diageo Investment Corp.	4.250%	5/11/42	150	177
Dignity Health	3.125%	11/1/22	50	51
Dignity Health	3.812%	11/1/24	100	106
Dignity Health	4.500%	11/1/42	100	107

Dignity Health	5.267%	11/1/64	50	61
Duke University Health System Inc.	3.920%	6/1/47	100	117
Edwards Lifesciences Corp.	4.300%	6/15/28	75	84
Eli Lilly & Co.	2.350%	5/15/22	50	51
Eli Lilly & Co.	2.750%	6/1/25	150	155
Eli Lilly & Co.	3.100%	5/15/27	125	132
Eli Lilly & Co.	3.375%	3/15/29	225	244
Eli Lilly & Co.	5.550%	3/15/37	100	131
Eli Lilly & Co.	3.875%	3/15/39	200	228
Eli Lilly & Co.	3.700%	3/1/45	160	177
Eli Lilly & Co.	3.950%	5/15/47	50	57
Eli Lilly & Co.	3.950%	3/15/49	275	318
Eli Lilly & Co.	4.150%	3/15/59	200	233
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	224
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	158
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	103
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	121
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	119
Express Scripts Holding Co.	2.600%	11/30/20	100	100
Express Scripts Holding Co.	3.300%	2/25/21	150	152
Express Scripts Holding Co.	4.750%	11/15/21	425	446
Express Scripts Holding Co.	3.900%	2/15/22	200	207
Express Scripts Holding Co.	3.050%	11/30/22	100	102
Express Scripts Holding Co.	3.000%	7/15/23	700	714
Express Scripts Holding Co.	3.500%	6/15/24	175	183
Express Scripts Holding Co.	4.500%	2/25/26	390	426
Express Scripts Holding Co.	3.400%	3/1/27	275	284
Express Scripts Holding Co.	6.125%	11/15/41	92	115
Express Scripts Holding Co.	4.800%	7/15/46	400	443
Flowers Foods Inc.	4.375%	4/1/22	50	52
Flowers Foods Inc.	3.500%	10/1/26	75	77
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	114
Genentech Inc.	5.250%	7/15/35	100	128
General Mills Inc.	3.150%	12/15/21	25	25
General Mills Inc.	2.600%	10/12/22	250	252
General Mills Inc.	3.700%	10/17/23	575	605
General Mills Inc.	3.650%	2/15/24	100	105
General Mills Inc.	3.200%	2/10/27	150	157
General Mills Inc.	4.200%	4/17/28	225	250
General Mills Inc.	4.550%	4/17/38	75	85
General Mills Inc.	5.400%	6/15/40	100	122
General Mills Inc.	4.150%	2/15/43	100	106
General Mills Inc.	4.700%	4/17/48	75	88
Gilead Sciences Inc.	4.500%	4/1/21	150	155
Gilead Sciences Inc.	4.400%	12/1/21	725	756
Gilead Sciences Inc.	3.250%	9/1/22	375	388
Gilead Sciences Inc.	2.500%	9/1/23	300	304
Gilead Sciences Inc.	3.700%	4/1/24	470	497
Gilead Sciences Inc.	3.500%	2/1/25	335	354
Gilead Sciences Inc.	3.650%	3/1/26	575	615
Gilead Sciences Inc.	2.950%	3/1/27	225	232
Gilead Sciences Inc.	4.600%	9/1/35	100	118
Gilead Sciences Inc.	4.000%	9/1/36	150	168
Gilead Sciences Inc.	5.650%	12/1/41	250	323
Gilead Sciences Inc.	4.800%	4/1/44	300	357
Gilead Sciences Inc.	4.500%	2/1/45	325	372
Gilead Sciences Inc.	4.750%	3/1/46	430	513

Gilead Sciences Inc.	4.150%	3/1/47	475	529
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	51
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	235
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	325	349
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	414
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	109
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	525	752
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	116
GlaxoSmithKline Capital plc	3.125%	5/14/21	375	382
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	102
GlaxoSmithKline Capital plc	2.875%	6/1/22	350	358
GlaxoSmithKline Capital plc	3.000%	6/1/24	250	259
GlaxoSmithKline Capital plc	3.375%	6/1/29	200	214
Hackensack Meridian Health Inc.	4.500%	7/1/57	50	62
Hackensack Meridian Health Inc.	4.211%	7/1/48	125	149
Hasbro Inc.	6.350%	3/15/40	125	147
Hasbro Inc.	5.100%	5/15/44	50	52
HCA Inc.	4.750%	5/1/23	250	267
HCA Inc.	5.000%	3/15/24	375	409
HCA Inc.	5.250%	4/15/25	320	356
HCA Inc.	5.250%	6/15/26	275	306
HCA Inc.	4.500%	2/15/27	25	27
HCA Inc.	4.125%	6/15/29	405	425
HCA Inc.	5.125%	6/15/39	100	109
HCA Inc.	5.500%	6/15/47	375	423
HCA Inc.	5.250%	6/15/49	400	439
Hershey Co.	4.125%	12/1/20	75	77
Hershey Co.	3.100%	5/15/21	75	76
Hershey Co.	2.625%	5/1/23	100	102
Hershey Co.	3.375%	5/15/23	150	157
Hershey Co.	3.200%	8/21/25	65	69
Hershey Co.	2.300%	8/15/26	100	100
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	125	147
Ingredion Inc.	4.625%	11/1/20	25	26
Ingredion Inc.	3.200%	10/1/26	100	102
JM Smucker Co.	3.500%	10/15/21	175	179
JM Smucker Co.	3.000%	3/15/22	100	101
JM Smucker Co.	3.500%	3/15/25	175	183
JM Smucker Co.	3.375%	12/15/27	150	158
JM Smucker Co.	4.250%	3/15/35	100	108
JM Smucker Co.	4.375%	3/15/45	125	135
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	114
Johnson & Johnson	1.950%	11/10/20	200	200
Johnson & Johnson	1.650%	3/1/21	275	274
Johnson & Johnson	2.250%	3/3/22	325	328
Johnson & Johnson	2.050%	3/1/23	125	126
Johnson & Johnson	3.375%	12/5/23	200	212
Johnson & Johnson	2.625%	1/15/25	250	257
Johnson & Johnson	2.450%	3/1/26	350	356
Johnson & Johnson	2.950%	3/3/27	200	210
Johnson & Johnson	2.900%	1/15/28	100	105
Johnson & Johnson	6.950%	9/1/29	75	105
Johnson & Johnson	4.950%	5/15/33	150	188
Johnson & Johnson	4.375%	12/5/33	175	209
Johnson & Johnson	3.550%	3/1/36	175	192
Johnson & Johnson	3.625%	3/3/37	300	332

Johnson & Johnson	5.950%	8/15/37	300	424
Johnson & Johnson	3.400%	1/15/38	200	215
Johnson & Johnson	4.500%	9/1/40	150	185
Johnson & Johnson	4.850%	5/15/41	75	96
Johnson & Johnson	4.500%	12/5/43	200	250
Johnson & Johnson	3.700%	3/1/46	350	393
Johnson & Johnson	3.750%	3/3/47	200	228
Johnson & Johnson	3.500%	1/15/48	200	219
Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
Kaiser Foundation Hospitals	3.150%	5/1/27	100	105
Kaiser Foundation Hospitals	4.875%	4/1/42	235	300
Kaiser Foundation Hospitals	4.150%	5/1/47	150	181
Kellogg Co.	4.000%	12/15/20	28	29
Kellogg Co.	2.650%	12/1/23	126	127
Kellogg Co.	3.250%	4/1/26	125	129
Kellogg Co.	3.400%	11/15/27	125	131
Kellogg Co.	7.450%	4/1/31	25	35
Kellogg Co.	4.500%	4/1/46	250	286
Keurig Dr Pepper Inc.	3.551%	5/25/21	300	306
Keurig Dr Pepper Inc.	2.700%	11/15/22	50	50
Keurig Dr Pepper Inc.	4.057%	5/25/23	375	397
Keurig Dr Pepper Inc.	3.130%	12/15/23	350	358
Keurig Dr Pepper Inc.	4.417%	5/25/25	175	191
Keurig Dr Pepper Inc.	3.400%	11/15/25	100	104
Keurig Dr Pepper Inc.	2.550%	9/15/26	75	74
Keurig Dr Pepper Inc.	3.430%	6/15/27	100	103
Keurig Dr Pepper Inc.	4.597%	5/25/28	395	444
Keurig Dr Pepper Inc.	7.450%	5/1/38	16	23
Keurig Dr Pepper Inc.	4.985%	5/25/38	100	116
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	216
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	134
Kimberly-Clark Corp.	3.050%	8/15/25	50	52
Kimberly-Clark Corp.	2.750%	2/15/26	100	103
Kimberly-Clark Corp.	3.950%	11/1/28	50	56
Kimberly-Clark Corp.	3.200%	4/25/29	150	161
Kimberly-Clark Corp.	6.625%	8/1/37	250	368
Kimberly-Clark Corp.	5.300%	3/1/41	25	33
Kimberly-Clark Corp.	3.200%	7/30/46	175	180
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	46
Koninklijke Philips NV	6.875%	3/11/38	100	145
Koninklijke Philips NV	5.000%	3/15/42	125	152
Kraft Foods Group Inc.	6.875%	1/26/39	275	338
Kraft Foods Group Inc.	6.500%	2/9/40	50	59
Kraft Foods Group Inc.	5.000%	6/4/42	235	243
Kraft Heinz Foods Co.	3.500%	7/15/22	256	262
Kraft Heinz Foods Co.	4.000%	6/15/23	240	250
Kraft Heinz Foods Co.	3.950%	7/15/25	360	377
Kraft Heinz Foods Co.	3.000%	6/1/26	375	371
Kraft Heinz Foods Co.	4.625%	1/30/29	200	216
7 Kraft Heinz Foods Co.	3.750%	4/1/30	200	201
Kraft Heinz Foods Co.	5.000%	7/15/35	195	208
7 Kraft Heinz Foods Co.	4.625%	10/1/39	100	101
Kraft Heinz Foods Co.	5.200%	7/15/45	495	518
Kraft Heinz Foods Co.	4.375%	6/1/46	700	660
7 Kraft Heinz Foods Co.	4.875%	10/1/49	300	301
Kroger Co.	3.300%	1/15/21	250	253
Kroger Co.	2.600%	2/1/21	50	50

Kroger Co.	2.950%	11/1/21	150	152
Kroger Co.	3.400%	4/15/22	75	77
Kroger Co.	2.800%	8/1/22	100	101
Kroger Co.	4.000%	2/1/24	100	106
Kroger Co.	3.500%	2/1/26	160	166
Kroger Co.	2.650%	10/15/26	140	139
Kroger Co.	3.700%	8/1/27	100	105
Kroger Co.	7.700%	6/1/29	50	65
Kroger Co.	8.000%	9/15/29	125	170
Kroger Co.	7.500%	4/1/31	100	135
Kroger Co.	5.400%	7/15/40	50	57
Kroger Co.	5.000%	4/15/42	125	135
Kroger Co.	5.150%	8/1/43	100	110
Kroger Co.	3.875%	10/15/46	50	48
Kroger Co.	4.450%	2/1/47	225	232
Kroger Co.	4.650%	1/15/48	150	159
Laboratory Corp. of America Holdings	3.200%	2/1/22	500	510
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.250%	9/1/24	150	155
Laboratory Corp. of America Holdings	3.600%	2/1/25	200	210
Laboratory Corp. of America Holdings	3.600%	9/1/27	100	105
Laboratory Corp. of America Holdings	4.700%	2/1/45	195	217
Life Technologies Corp.	5.000%	1/15/21	100	104
3 Mayo Clinic	3.774%	11/15/43	75	84
3 Mayo Clinic	4.128%	11/15/52	50	59
McCormick & Co. Inc.	3.900%	7/15/21	50	51
McCormick & Co. Inc.	3.150%	8/15/24	150	155
McCormick & Co. Inc.	3.400%	8/15/27	150	157
McKesson Corp.	3.650%	11/30/20	125	127
McKesson Corp.	3.796%	3/15/24	200	209
McKesson Corp.	3.950%	2/16/28	200	210
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	151
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	137
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	136
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	186
Medtronic Inc.	3.150%	3/15/22	325	335
Medtronic Inc.	3.500%	3/15/25	397	425
Medtronic Inc.	4.375%	3/15/35	611	734
Medtronic Inc.	4.625%	3/15/45	294	377
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	182
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	31
Merck & Co. Inc.	3.875%	1/15/21	225	230
Merck & Co. Inc.	2.350%	2/10/22	250	253
Merck & Co. Inc.	2.400%	9/15/22	250	254
Merck & Co. Inc.	2.800%	5/18/23	325	335
Merck & Co. Inc.	2.900%	3/7/24	25	26
Merck & Co. Inc.	2.750%	2/10/25	525	543
Merck & Co. Inc.	3.400%	3/7/29	275	298
Merck & Co. Inc.	6.500%	12/1/33	125	181
Merck & Co. Inc.	3.900%	3/7/39	200	230
Merck & Co. Inc.	3.600%	9/15/42	100	111
Merck & Co. Inc.	4.150%	5/18/43	200	240
Merck & Co. Inc.	3.700%	2/10/45	525	593
Merck & Co. Inc.	4.000%	3/7/49	375	446
Mercy Health	4.302%	7/1/28	25	28
Molson Coors Brewing Co.	2.100%	7/15/21	100	100
Molson Coors Brewing Co.	3.500%	5/1/22	25	26

Molson Coors Brewing Co.	3.000%	7/15/26	375	379
Molson Coors Brewing Co.	5.000%	5/1/42	100	110
Molson Coors Brewing Co.	4.200%	7/15/46	475	480
7 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	200	200
Mondelez International Inc.	3.625%	2/13/26	100	107
3 Montefiore Obligated Group	5.246%	11/1/48	125	146
3 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	50	55
Mylan Inc.	4.200%	11/29/23	100	105
Mylan Inc.	4.550%	4/15/28	150	160
Mylan Inc.	5.400%	11/29/43	125	133
Mylan Inc.	5.200%	4/15/48	125	133
Mylan NV	3.150%	6/15/21	400	405
Mylan NV	3.950%	6/15/26	375	387
Mylan NV	5.250%	6/15/46	200	212
New York & Presbyterian Hospital	4.024%	8/1/45	130	152
New York & Presbyterian Hospital	4.063%	8/1/56	75	86
Newell Brands Inc.	3.850%	4/1/23	221	227
Newell Brands Inc.	4.200%	4/1/26	375	392
Newell Brands Inc.	5.375%	4/1/36	229	242
Newell Brands Inc.	5.500%	4/1/46	105	112
Northwell Healthcare Inc.	3.979%	11/1/46	100	110
Northwell Healthcare Inc.	4.260%	11/1/47	200	224
Northwell Healthcare Inc.	3.809%	11/1/49	100	105
Novartis Capital Corp.	2.400%	5/17/22	400	405
Novartis Capital Corp.	2.400%	9/21/22	175	178
Novartis Capital Corp.	3.400%	5/6/24	400	425
Novartis Capital Corp.	3.000%	11/20/25	350	369
Novartis Capital Corp.	3.100%	5/17/27	175	186
Novartis Capital Corp.	3.700%	9/21/42	100	111
Novartis Capital Corp.	4.400%	5/6/44	375	463
Novartis Capital Corp.	4.000%	11/20/45	225	265
NYU Hospitals Center	4.784%	7/1/44	100	125
3 NYU Hospitals Center	4.368%	7/1/47	110	130
Orlando Health Obligated Group	4.089%	10/1/48	50	58
Partners Healthcare System Inc.	4.117%	7/1/55	50	59
PeaceHealth Obligated Group	4.787%	11/15/48	75	96
PepsiCo Inc.	2.150%	10/14/20	200	200
PepsiCo Inc.	2.000%	4/15/21	300	301
PepsiCo Inc.	3.000%	8/25/21	150	153
PepsiCo Inc.	1.700%	10/6/21	175	174
PepsiCo Inc.	2.750%	3/5/22	375	383
PepsiCo Inc.	2.250%	5/2/22	150	151
PepsiCo Inc.	3.600%	3/1/24	700	746
PepsiCo Inc.	2.750%	4/30/25	200	207
PepsiCo Inc.	3.500%	7/17/25	125	134
PepsiCo Inc.	2.375%	10/6/26	225	227
PepsiCo Inc.	3.000%	10/15/27	325	344
PepsiCo Inc.	2.625%	7/29/29	200	204
PepsiCo Inc.	4.000%	3/5/42	175	202
PepsiCo Inc.	3.600%	8/13/42	100	109
PepsiCo Inc.	4.250%	10/22/44	225	270
PepsiCo Inc.	4.600%	7/17/45	75	94
PepsiCo Inc.	4.450%	4/14/46	275	340
PepsiCo Inc.	3.450%	10/6/46	300	322
PepsiCo Inc.	4.000%	5/2/47	100	116
PepsiCo Inc.	3.375%	7/29/49	200	212

PerkinElmer Inc.	5.000%	11/15/21	150	159
PerkinElmer Inc.	3.300%	9/15/29	175	175
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	205
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	232
Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	75
Pfizer Inc.	1.950%	6/3/21	225	225
Pfizer Inc.	3.000%	9/15/21	125	128
Pfizer Inc.	2.200%	12/15/21	100	101
Pfizer Inc.	2.800%	3/11/22	200	205
Pfizer Inc.	3.200%	9/15/23	125	131
Pfizer Inc.	2.950%	3/15/24	150	156
Pfizer Inc.	3.400%	5/15/24	100	106
Pfizer Inc.	2.750%	6/3/26	290	300
Pfizer Inc.	3.000%	12/15/26	300	316
Pfizer Inc.	3.600%	9/15/28	200	219
Pfizer Inc.	3.450%	3/15/29	175	189
Pfizer Inc.	4.000%	12/15/36	200	227
Pfizer Inc.	4.100%	9/15/38	150	173
Pfizer Inc.	3.900%	3/15/39	125	141
Pfizer Inc.	7.200%	3/15/39	425	660
Pfizer Inc.	4.300%	6/15/43	125	148
Pfizer Inc.	4.400%	5/15/44	200	240
Pfizer Inc.	4.125%	12/15/46	250	292
Pfizer Inc.	4.200%	9/15/48	450	531
Pfizer Inc.	4.000%	3/15/49	250	288
Pharmacia LLC	6.600%	12/1/28	175	230
Philip Morris International Inc.	1.875%	2/25/21	125	125
Philip Morris International Inc.	2.500%	11/2/22	300	303
Philip Morris International Inc.	2.625%	3/6/23	100	101
Philip Morris International Inc.	2.125%	5/10/23	95	95
Philip Morris International Inc.	3.600%	11/15/23	500	527
Philip Morris International Inc.	2.875%	5/1/24	220	226
Philip Morris International Inc.	3.250%	11/10/24	250	261
Philip Morris International Inc.	3.375%	8/11/25	150	158
Philip Morris International Inc.	2.750%	2/25/26	180	183
Philip Morris International Inc.	3.125%	3/2/28	100	103
Philip Morris International Inc.	3.375%	8/15/29	200	210
Philip Morris International Inc.	6.375%	5/16/38	200	275
Philip Morris International Inc.	4.375%	11/15/41	350	385
Philip Morris International Inc.	4.500%	3/20/42	125	140
Philip Morris International Inc.	3.875%	8/21/42	25	26
Philip Morris International Inc.	4.125%	3/4/43	175	187
Philip Morris International Inc.	4.875%	11/15/43	155	182
Philip Morris International Inc.	4.250%	11/10/44	200	220
3 Procter & Gamble - Esop	9.360%	1/1/21	83	88
Procter & Gamble Co.	1.900%	10/23/20	100	100
Procter & Gamble Co.	1.850%	2/2/21	100	100
Procter & Gamble Co.	1.700%	11/3/21	125	125
Procter & Gamble Co.	2.300%	2/6/22	425	431
Procter & Gamble Co.	3.100%	8/15/23	150	157
Procter & Gamble Co.	2.700%	2/2/26	100	104
Procter & Gamble Co.	2.450%	11/3/26	100	103
Procter & Gamble Co.	3.500%	10/25/47	225	253
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	50	51
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	150	149

3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	75	83
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	75	86
Quest Diagnostics Inc.	4.250%	4/1/24	100	107
Quest Diagnostics Inc.	3.500%	3/30/25	100	104
Quest Diagnostics Inc.	3.450%	6/1/26	125	131
Quest Diagnostics Inc.	4.200%	6/30/29	150	165
Quest Diagnostics Inc.	5.750%	1/30/40	13	15
Quest Diagnostics Inc.	4.700%	3/30/45	25	28
Reynolds American Inc.	4.000%	6/12/22	175	182
Reynolds American Inc.	4.850%	9/15/23	125	135
Reynolds American Inc.	4.450%	6/12/25	475	505
Reynolds American Inc.	5.700%	8/15/35	175	194
Reynolds American Inc.	7.250%	6/15/37	100	127
Reynolds American Inc.	6.150%	9/15/43	75	85
Reynolds American Inc.	5.850%	8/15/45	375	415
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	114
Sanofi	4.000%	3/29/21	350	360
Sanofi	3.375%	6/19/23	225	236
Sanofi	3.625%	6/19/28	225	249
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	700	703
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	625	637
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	592
SSM Health Care Corp.	3.688%	6/1/23	150	158
SSM Health Care Corp.	3.823%	6/1/27	100	108
Stanford Health Care	3.795%	11/15/48	125	143
Stryker Corp.	2.625%	3/15/21	150	151
Stryker Corp.	3.375%	5/15/24	213	223
Stryker Corp.	3.375%	11/1/25	140	148
Stryker Corp.	3.500%	3/15/26	183	194
Stryker Corp.	3.650%	3/7/28	50	54
Stryker Corp.	4.100%	4/1/43	75	84
Stryker Corp.	4.375%	5/15/44	50	58
Stryker Corp.	4.625%	3/15/46	175	214
Sutter Health	3.695%	8/15/28	75	82
Sutter Health	4.091%	8/15/48	75	87
Sysco Corp.	2.600%	10/1/20	50	50
Sysco Corp.	2.500%	7/15/21	75	76
Sysco Corp.	2.600%	6/12/22	125	127
Sysco Corp.	3.750%	10/1/25	75	80
Sysco Corp.	3.300%	7/15/26	250	261
Sysco Corp.	3.250%	7/15/27	175	183
Sysco Corp.	4.850%	10/1/45	50	60
Sysco Corp.	4.500%	4/1/46	200	232
Sysco Corp.	4.450%	3/15/48	100	116
7 Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	200	207
7 Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	216
7 Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	474
3 Texas Health Resources	4.330%	11/15/55	25	31
Thermo Fisher Scientific Inc.	4.500%	3/1/21	50	52
Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	205
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	206
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	129
Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	429
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	206
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	52

Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	224
Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	234
Toledo Hospital	5.325%	11/15/28	50	56
Trinity Health Corp.	4.125%	12/1/45	85	98
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	275	291
Tyson Foods Inc.	3.900%	9/28/23	100	106
Tyson Foods Inc.	3.950%	8/15/24	925	989
Tyson Foods Inc.	3.550%	6/2/27	275	291
Tyson Foods Inc.	4.350%	3/1/29	280	316
Tyson Foods Inc.	4.875%	8/15/34	100	118
Tyson Foods Inc.	5.150%	8/15/44	200	239
Tyson Foods Inc.	4.550%	6/2/47	150	169
Tyson Foods Inc.	5.100%	9/28/48	275	333
Unilever Capital Corp.	4.250%	2/10/21	200	206
Unilever Capital Corp.	2.750%	3/22/21	100	101
Unilever Capital Corp.	1.375%	7/28/21	100	99
Unilever Capital Corp.	3.000%	3/7/22	100	102
Unilever Capital Corp.	3.250%	3/7/24	250	263
Unilever Capital Corp.	2.600%	5/5/24	450	462
Unilever Capital Corp.	3.100%	7/30/25	225	235
Unilever Capital Corp.	2.000%	7/28/26	125	124
Unilever Capital Corp.	3.500%	3/22/28	200	218
Unilever Capital Corp.	2.125%	9/6/29	175	171
Unilever Capital Corp.	5.900%	11/15/32	100	136
Whirlpool Corp.	4.700%	6/1/22	100	106
Whirlpool Corp.	4.000%	3/1/24	50	53
Whirlpool Corp.	3.700%	5/1/25	75	78
Whirlpool Corp.	4.750%	2/26/29	150	167
Whirlpool Corp.	4.500%	6/1/46	100	104
3 Willis-Knighton Medical Center	4.813%	9/1/48	50	63
Wyeth LLC	7.250%	3/1/23	250	293
Wyeth LLC	6.450%	2/1/24	300	354
Wyeth LLC	6.500%	2/1/34	150	211
Wyeth LLC	6.000%	2/15/36	85	116
Wyeth LLC	5.950%	4/1/37	385	526
Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	102
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	178
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	52
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	368
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	60
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	160
Zoetis Inc.	3.450%	11/13/20	75	76
Zoetis Inc.	3.250%	8/20/21	50	51
Zoetis Inc.	3.250%	2/1/23	350	361
Zoetis Inc.	4.500%	11/13/25	100	111
Zoetis Inc.	3.000%	9/12/27	150	154
Zoetis Inc.	3.900%	8/20/28	100	109
Zoetis Inc.	4.700%	2/1/43	175	209
Zoetis Inc.	3.950%	9/12/47	150	162
Zoetis Inc.	4.450%	8/20/48	75	89

Energy (2.4%)
Apache Corp.	3.625%	2/1/21	17	17
Apache Corp.	3.250%	4/15/22	21	21
Apache Corp.	4.375%	10/15/28	400	409

Apache Corp.	5.100%	9/1/40	350	349
Apache Corp.	5.250%	2/1/42	100	102
Apache Corp.	4.750%	4/15/43	200	192
Apache Corp.	4.250%	1/15/44	150	135
Baker Hughes a GE Co. LLC	3.200%	8/15/21	100	101
Baker Hughes a GE Co. LLC	5.125%	9/15/40	175	200
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	425	432
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	200	205
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	275	274
Boardwalk Pipelines LP	3.375%	2/1/23	100	101
Boardwalk Pipelines LP	4.950%	12/15/24	150	160
Boardwalk Pipelines LP	5.950%	6/1/26	200	224
Boardwalk Pipelines LP	4.450%	7/15/27	100	103
Boardwalk Pipelines LP	4.800%	5/3/29	100	106
BP Capital Markets America Inc.	4.500%	10/1/20	300	307
BP Capital Markets America Inc.	4.742%	3/11/21	250	260
BP Capital Markets America Inc.	3.245%	5/6/22	250	257
BP Capital Markets America Inc.	2.520%	9/19/22	50	51
BP Capital Markets America Inc.	2.750%	5/10/23	300	307
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,122
BP Capital Markets America Inc.	3.796%	9/21/25	125	135
BP Capital Markets America Inc.	3.410%	2/11/26	100	106
BP Capital Markets America Inc.	3.119%	5/4/26	550	573
BP Capital Markets America Inc.	3.017%	1/16/27	400	413
BP Capital Markets America Inc.	3.937%	9/21/28	175	193
BP Capital Markets America Inc.	4.234%	11/6/28	100	113
BP Capital Markets plc	3.062%	3/17/22	25	26
BP Capital Markets plc	2.500%	11/6/22	450	455
BP Capital Markets plc	3.994%	9/26/23	200	214
BP Capital Markets plc	3.814%	2/10/24	400	425
BP Capital Markets plc	3.535%	11/4/24	68	72
BP Capital Markets plc	3.506%	3/17/25	200	212
BP Capital Markets plc	3.279%	9/19/27	150	158
BP Capital Markets plc	3.723%	11/28/28	100	109
Buckeye Partners LP	4.150%	7/1/23	75	75
Buckeye Partners LP	3.950%	12/1/26	100	88
Buckeye Partners LP	5.850%	11/15/43	100	84
Burlington Resources Finance Co.	7.400%	12/1/31	175	252
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	102
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	203
Canadian Natural Resources Ltd.	3.850%	6/1/27	700	738
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	201
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	161
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	121
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	65
Canadian Natural Resources Ltd.	6.250%	3/15/38	100	127
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	165
Cenovus Energy Inc.	5.700%	10/15/19	38	38
Cenovus Energy Inc.	3.800%	9/15/23	351	362
Cenovus Energy Inc.	4.250%	4/15/27	225	234
Cenovus Energy Inc.	5.250%	6/15/37	150	163
Cenovus Energy Inc.	6.750%	11/15/39	300	366
Cenovus Energy Inc.	5.400%	6/15/47	200	225
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	230

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	250
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	275	301
Chevron Corp.	2.419%	11/17/20	200	201
Chevron Corp.	2.100%	5/16/21	300	300
Chevron Corp.	2.498%	3/3/22	100	102
Chevron Corp.	2.355%	12/5/22	1,130	1,139
Chevron Corp.	3.191%	6/24/23	225	235
Chevron Corp.	2.895%	3/3/24	100	104
Chevron Corp.	2.954%	5/16/26	400	418
Cimarex Energy Co.	4.375%	6/1/24	200	210
Cimarex Energy Co.	3.900%	5/15/27	250	254
Cimarex Energy Co.	4.375%	3/15/29	100	105
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	323
Columbia Pipeline Group Inc.	5.800%	6/1/45	100	126
Concho Resources Inc.	3.750%	10/1/27	400	415
Concho Resources Inc.	4.875%	10/1/47	200	228
Concho Resources Inc.	4.850%	8/15/48	125	142
ConocoPhillips	5.900%	10/15/32	450	592
ConocoPhillips	5.900%	5/15/38	450	612
ConocoPhillips	6.500%	2/1/39	200	289
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	267
ConocoPhillips Co.	4.150%	11/15/34	26	29
ConocoPhillips Co.	4.300%	11/15/44	125	145
ConocoPhillips Holding Co.	6.950%	4/15/29	350	476
Continental Resources Inc.	5.000%	9/15/22	175	177
Continental Resources Inc.	4.500%	4/15/23	200	207
Continental Resources Inc.	4.375%	1/15/28	200	207
Continental Resources Inc.	4.900%	6/1/44	100	101
Devon Energy Corp.	5.850%	12/15/25	100	119
Devon Energy Corp.	7.950%	4/15/32	163	231
Devon Energy Corp.	5.600%	7/15/41	325	394
Devon Energy Corp.	4.750%	5/15/42	200	223
Devon Financing Co. LLC	7.875%	9/30/31	160	226
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	200	201
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	212
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	235
Enable Midstream Partners LP	3.900%	5/15/24	150	153
Enable Midstream Partners LP	4.400%	3/15/27	150	150
Enable Midstream Partners LP	4.950%	5/15/28	100	104
Enable Midstream Partners LP	4.150%	9/15/29	200	192
Enable Midstream Partners LP	5.000%	5/15/44	100	92
Enbridge Energy Partners LP	4.375%	10/15/20	100	102
Enbridge Energy Partners LP	5.875%	10/15/25	150	174
Enbridge Energy Partners LP	7.500%	4/15/38	150	214
Enbridge Energy Partners LP	5.500%	9/15/40	75	88
Enbridge Energy Partners LP	7.375%	10/15/45	125	185
Enbridge Inc.	2.900%	7/15/22	75	76
Enbridge Inc.	4.250%	12/1/26	200	218
Enbridge Inc.	3.700%	7/15/27	150	158
Enbridge Inc.	4.500%	6/10/44	100	109
Encana Corp.	6.500%	8/15/34	300	363
Encana Corp.	6.625%	8/15/37	200	244
Encana Corp.	6.500%	2/1/38	100	121
Energy Transfer Operating LP	4.150%	10/1/20	75	76
Energy Transfer Operating LP	4.650%	6/1/21	105	107
Energy Transfer Operating LP	4.250%	3/15/23	400	418
Energy Transfer Operating LP	4.200%	9/15/23	80	84

Energy Transfer Operating LP	4.050%	3/15/25	1,000	1,045
Energy Transfer Operating LP	4.750%	1/15/26	100	108
Energy Transfer Operating LP	4.200%	4/15/27	100	105
Energy Transfer Operating LP	5.500%	6/1/27	380	429
Energy Transfer Operating LP	5.250%	4/15/29	325	366
Energy Transfer Operating LP	6.250%	4/15/49	320	388
Energy Transfer Partners LP	3.600%	2/1/23	450	462
Energy Transfer Partners LP	4.950%	6/15/28	350	385
Energy Transfer Partners LP	6.625%	10/15/36	150	181
Energy Transfer Partners LP	5.800%	6/15/38	150	171
Energy Transfer Partners LP	6.050%	6/1/41	100	115
Energy Transfer Partners LP	6.500%	2/1/42	275	331
Energy Transfer Partners LP	5.150%	3/15/45	150	160
Energy Transfer Partners LP	6.125%	12/15/45	200	235
Energy Transfer Partners LP	5.300%	4/15/47	200	215
Energy Transfer Partners LP	6.000%	6/15/48	100	118
Enterprise Products Operating LLC	2.800%	2/15/21	125	126
Enterprise Products Operating LLC	3.500%	2/1/22	100	103
Enterprise Products Operating LLC	3.350%	3/15/23	425	440
Enterprise Products Operating LLC	3.900%	2/15/24	175	185
Enterprise Products Operating LLC	3.750%	2/15/25	150	160
Enterprise Products Operating LLC	3.700%	2/15/26	200	213
Enterprise Products Operating LLC	3.950%	2/15/27	100	108
Enterprise Products Operating LLC	4.150%	10/16/28	300	332
Enterprise Products Operating LLC	3.125%	7/31/29	250	256
Enterprise Products Operating LLC	6.875%	3/1/33	175	239
Enterprise Products Operating LLC	7.550%	4/15/38	150	221
Enterprise Products Operating LLC	6.125%	10/15/39	300	389
Enterprise Products Operating LLC	5.950%	2/1/41	175	222
Enterprise Products Operating LLC	4.450%	2/15/43	300	327
Enterprise Products Operating LLC	4.850%	3/15/44	370	422
Enterprise Products Operating LLC	5.100%	2/15/45	33	39
Enterprise Products Operating LLC	4.900%	5/15/46	400	464
Enterprise Products Operating LLC	4.250%	2/15/48	300	323
Enterprise Products Operating LLC	4.800%	2/1/49	120	139
Enterprise Products Operating LLC	4.200%	1/31/50	250	267
Enterprise Products Operating LLC	4.950%	10/15/54	100	118
3 Enterprise Products Operating LLC	5.250%	8/16/77	100	99
3 Enterprise Products Operating LLC	5.375%	2/15/78	200	193
EOG Resources Inc.	4.100%	2/1/21	350	359
EOG Resources Inc.	2.625%	3/15/23	450	458
EOG Resources Inc.	4.150%	1/15/26	150	165
EOG Resources Inc.	3.900%	4/1/35	75	83
EQM Midstream Partners LP	4.000%	8/1/24	100	97
EQM Midstream Partners LP	4.125%	12/1/26	100	93
EQM Midstream Partners LP	5.500%	7/15/28	150	147
EQT Corp.	2.500%	10/1/20	50	50
EQT Corp.	4.875%	11/15/21	125	128
EQT Corp.	3.000%	10/1/22	150	144
EQT Corp.	3.900%	10/1/27	200	173
EQT Midstream Partners LP	4.750%	7/15/23	275	276
EQT Midstream Partners LP	6.500%	7/15/48	110	106
Exxon Mobil Corp.	2.222%	3/1/21	400	402
Exxon Mobil Corp.	2.397%	3/6/22	350	355
Exxon Mobil Corp.	1.902%	8/16/22	300	301
Exxon Mobil Corp.	2.726%	3/1/23	350	360
Exxon Mobil Corp.	2.019%	8/16/24	100	101

Exxon Mobil Corp.	2.709%	3/6/25	300	310
Exxon Mobil Corp.	3.043%	3/1/26	300	314
Exxon Mobil Corp.	2.275%	8/16/26	200	202
Exxon Mobil Corp.	2.440%	8/16/29	250	252
Exxon Mobil Corp.	2.995%	8/16/39	200	200
Exxon Mobil Corp.	3.567%	3/6/45	235	254
Exxon Mobil Corp.	4.114%	3/1/46	400	474
Exxon Mobil Corp.	3.095%	8/16/49	300	302
Halliburton Co.	3.500%	8/1/23	225	234
Halliburton Co.	3.800%	11/15/25	350	371
Halliburton Co.	4.850%	11/15/35	200	222
Halliburton Co.	6.700%	9/15/38	125	164
Halliburton Co.	7.450%	9/15/39	200	284
Halliburton Co.	4.500%	11/15/41	100	105
Halliburton Co.	4.750%	8/1/43	150	162
Halliburton Co.	5.000%	11/15/45	400	445
Helmerich & Payne Inc.	4.650%	3/15/25	50	54
Hess Corp.	3.500%	7/15/24	100	102
Hess Corp.	4.300%	4/1/27	250	261
Hess Corp.	7.125%	3/15/33	100	125
Hess Corp.	6.000%	1/15/40	150	173
Hess Corp.	5.600%	2/15/41	300	334
Hess Corp.	5.800%	4/1/47	125	143
HollyFrontier Corp.	5.875%	4/1/26	200	224
Husky Energy Inc.	4.000%	4/15/24	150	157
Husky Energy Inc.	4.400%	4/15/29	250	263
Husky Energy Inc.	6.800%	9/15/37	50	65
Kinder Morgan Energy Partners LP	3.500%	3/1/21	75	76
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	157
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	26
Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	259
Kinder Morgan Energy Partners LP	4.300%	5/1/24	625	668
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	366
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	58
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	309
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	65
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	251
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	312
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	27
Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	496
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	81
Kinder Morgan Inc.	3.150%	1/15/23	200	205
Kinder Morgan Inc.	4.300%	6/1/25	300	324
Kinder Morgan Inc.	4.300%	3/1/28	500	541
Kinder Morgan Inc.	7.800%	8/1/31	290	394
Kinder Morgan Inc.	7.750%	1/15/32	265	365
Kinder Morgan Inc.	5.300%	12/1/34	175	201
Kinder Morgan Inc.	5.550%	6/1/45	200	236
Kinder Morgan Inc.	5.050%	2/15/46	350	388
Magellan Midstream Partners LP	4.250%	2/1/21	100	102
Magellan Midstream Partners LP	5.150%	10/15/43	125	148
Magellan Midstream Partners LP	4.250%	9/15/46	200	211
Magellan Midstream Partners LP	4.200%	10/3/47	100	105
Magellan Midstream Partners LP	4.850%	2/1/49	100	115
Magellan Midstream Partners LP	3.950%	3/1/50	100	101
Marathon Oil Corp.	2.800%	11/1/22	175	176
Marathon Oil Corp.	3.850%	6/1/25	200	208

Marathon Oil Corp.	6.800%	3/15/32	400	497
Marathon Oil Corp.	5.200%	6/1/45	100	112
Marathon Petroleum Corp.	5.125%	3/1/21	375	389
Marathon Petroleum Corp.	5.375%	10/1/22	200	203
Marathon Petroleum Corp.	4.750%	12/15/23	500	543
Marathon Petroleum Corp.	5.125%	12/15/26	200	225
Marathon Petroleum Corp.	3.800%	4/1/28	25	26
Marathon Petroleum Corp.	4.750%	9/15/44	250	267
Marathon Petroleum Corp.	5.850%	12/15/45	200	227
Marathon Petroleum Corp.	4.500%	4/1/48	100	104
MPLX LP	3.500%	12/1/22	25	26
MPLX LP	4.250%	12/1/27	400	425
MPLX LP	3.375%	3/15/23	100	103
MPLX LP	4.500%	7/15/23	200	213
MPLX LP	4.875%	12/1/24	300	329
MPLX LP	4.875%	6/1/25	100	110
MPLX LP	4.125%	3/1/27	300	316
MPLX LP	4.000%	3/15/28	400	416
MPLX LP	4.500%	4/15/38	300	311
MPLX LP	5.200%	3/1/47	250	277
MPLX LP	5.200%	12/1/47	100	109
MPLX LP	4.700%	4/15/48	275	285
MPLX LP	5.500%	2/15/49	200	231
MPLX LP	4.900%	4/15/58	150	156
National Fuel Gas Co.	3.750%	3/1/23	275	282
National Fuel Gas Co.	4.750%	9/1/28	50	53
National Oilwell Varco Inc.	2.600%	12/1/22	125	126
National Oilwell Varco Inc.	3.950%	12/1/42	125	114
Newfield Exploration Co.	5.750%	1/30/22	200	213
Newfield Exploration Co.	5.625%	7/1/24	100	110
Newfield Exploration Co.	5.375%	1/1/26	300	326
Noble Energy Inc.	4.150%	12/15/21	125	129
Noble Energy Inc.	3.850%	1/15/28	100	104
Noble Energy Inc.	3.250%	10/15/29	200	198
Noble Energy Inc.	6.000%	3/1/41	100	119
Noble Energy Inc.	5.250%	11/15/43	375	418
Noble Energy Inc.	5.050%	11/15/44	150	164
Noble Energy Inc.	4.950%	8/15/47	100	109
Noble Energy Inc.	4.200%	10/15/49	100	98
Occidental Petroleum Corp.	4.100%	2/1/21	350	357
Occidental Petroleum Corp.	2.600%	8/13/21	150	151
Occidental Petroleum Corp.	3.125%	2/15/22	100	101
Occidental Petroleum Corp.	2.600%	4/15/22	288	289
Occidental Petroleum Corp.	2.700%	8/15/22	400	403
Occidental Petroleum Corp.	6.950%	7/1/24	250	293
Occidental Petroleum Corp.	2.900%	8/15/24	600	603
Occidental Petroleum Corp.	3.500%	6/15/25	150	154
Occidental Petroleum Corp.	5.550%	3/15/26	200	226
Occidental Petroleum Corp.	3.400%	4/15/26	225	229
Occidental Petroleum Corp.	3.200%	8/15/26	400	403
Occidental Petroleum Corp.	3.500%	8/15/29	150	152
Occidental Petroleum Corp.	7.875%	9/15/31	50	68
Occidental Petroleum Corp.	6.450%	9/15/36	200	247
Occidental Petroleum Corp.	7.950%	6/15/39	25	34
Occidental Petroleum Corp.	4.300%	8/15/39	150	153
Occidental Petroleum Corp.	6.200%	3/15/40	515	621
Occidental Petroleum Corp.	4.500%	7/15/44	400	407

Occidental Petroleum Corp.	4.625%	6/15/45	200	205
Occidental Petroleum Corp.	4.400%	4/15/46	500	509
Occidental Petroleum Corp.	4.100%	2/15/47	50	49
Occidental Petroleum Corp.	4.400%	8/15/49	175	179
ONEOK Inc.	7.500%	9/1/23	100	117
ONEOK Inc.	2.750%	9/1/24	100	100
ONEOK Inc.	4.000%	7/13/27	50	52
ONEOK Inc.	4.550%	7/15/28	100	108
ONEOK Inc.	4.350%	3/15/29	100	107
ONEOK Inc.	3.400%	9/1/29	150	149
ONEOK Inc.	4.950%	7/13/47	200	214
ONEOK Inc.	4.450%	9/1/49	150	150
ONEOK Partners LP	3.375%	10/1/22	400	410
ONEOK Partners LP	6.650%	10/1/36	300	376
ONEOK Partners LP	6.850%	10/15/37	300	384
ONEOK Partners LP	6.125%	2/1/41	150	180
Patterson-UTI Energy Inc.	3.950%	2/1/28	95	95
Petro-Canada	6.800%	5/15/38	225	315
Phillips 66	4.300%	4/1/22	275	290
Phillips 66	3.900%	3/15/28	300	323
Phillips 66	4.650%	11/15/34	200	230
Phillips 66	5.875%	5/1/42	175	229
Phillips 66	4.875%	11/15/44	299	354
Phillips 66 Partners LP	2.450%	12/15/24	50	50
Phillips 66 Partners LP	3.605%	2/15/25	125	131
Phillips 66 Partners LP	3.750%	3/1/28	50	52
Phillips 66 Partners LP	3.150%	12/15/29	100	99
Phillips 66 Partners LP	4.680%	2/15/45	75	81
Phillips 66 Partners LP	4.900%	10/1/46	165	185
Pioneer Natural Resources Co.	3.950%	7/15/22	200	208
Pioneer Natural Resources Co.	4.450%	1/15/26	225	246
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	100	103
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	103
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	314	314
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	810
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	100	106
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	200	195
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	225	205
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	194
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	175	187
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	212
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	106
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	516
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	349
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	380
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	557

Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	449
Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	573
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	220
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	106
Schlumberger Investment SA	3.650%	12/1/23	325	343
Shell International Finance BV	2.250%	11/10/20	100	100
Shell International Finance BV	1.875%	5/10/21	200	200
Shell International Finance BV	1.750%	9/12/21	200	199
Shell International Finance BV	2.250%	1/6/23	100	101
Shell International Finance BV	3.400%	8/12/23	75	79
Shell International Finance BV	3.250%	5/11/25	200	212
Shell International Finance BV	2.875%	5/10/26	500	519
Shell International Finance BV	2.500%	9/12/26	900	914
Shell International Finance BV	3.875%	11/13/28	100	112
Shell International Finance BV	4.125%	5/11/35	300	346
Shell International Finance BV	6.375%	12/15/38	475	692
Shell International Finance BV	5.500%	3/25/40	125	168
Shell International Finance BV	4.550%	8/12/43	300	366
Shell International Finance BV	4.375%	5/11/45	400	483
Shell International Finance BV	4.000%	5/10/46	700	805
Shell International Finance BV	3.750%	9/12/46	200	223
Spectra Energy Partners LP	4.750%	3/15/24	600	654
Spectra Energy Partners LP	3.500%	3/15/25	50	52
Spectra Energy Partners LP	4.500%	3/15/45	325	353
Suncor Energy Inc.	3.600%	12/1/24	100	105
Suncor Energy Inc.	5.950%	12/1/34	75	98
Suncor Energy Inc.	6.500%	6/15/38	525	726
Suncor Energy Inc.	4.000%	11/15/47	150	161
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	436
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	51
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	225	237
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	156
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	177
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	343
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	50	54
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	300
TC PipeLines LP	3.900%	5/25/27	50	52
TechnipFMC plc	3.450%	10/1/22	75	76
Total Capital Canada Ltd.	2.750%	7/15/23	125	128
Total Capital International SA	2.750%	6/19/21	300	304
Total Capital International SA	2.218%	7/12/21	250	251
Total Capital International SA	2.875%	2/17/22	300	307
Total Capital International SA	2.700%	1/25/23	50	51
Total Capital International SA	3.700%	1/15/24	525	560
Total Capital International SA	2.434%	1/10/25	175	177
Total Capital International SA	3.455%	2/19/29	225	243
Total Capital International SA	2.829%	1/10/30	200	205
Total Capital International SA	3.461%	7/12/49	200	211
Total Capital SA	4.125%	1/28/21	75	77
Total Capital SA	3.883%	10/11/28	100	111
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	178
TransCanada PipeLines Ltd.	2.500%	8/1/22	500	503
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	112
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	276
TransCanada PipeLines Ltd.	4.625%	3/1/34	250	283
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	184
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	370

TransCanada PipeLines Ltd.	6.200%	10/15/37	425	549
TransCanada PipeLines Ltd.	4.750%	5/15/38	250	285
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	173
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	348
TransCanada PipeLines Ltd.	5.100%	3/15/49	200	241
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	106
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	109
Valero Energy Corp.	4.350%	6/1/28	150	162
Valero Energy Corp.	4.000%	4/1/29	200	212
Valero Energy Corp.	7.500%	4/15/32	650	880
Valero Energy Corp.	4.900%	3/15/45	75	83
Valero Energy Partners LP	4.375%	12/15/26	100	108
Valero Energy Partners LP	4.500%	3/15/28	75	82
Western Midstream Operating LP	5.375%	6/1/21	300	308
Western Midstream Operating LP	3.950%	6/1/25	100	96
Western Midstream Operating LP	4.650%	7/1/26	100	98
Western Midstream Operating LP	4.500%	3/1/28	50	48
Western Midstream Operating LP	4.750%	8/15/28	50	49
Western Midstream Operating LP	5.450%	4/1/44	325	288
Western Midstream Operating LP	5.300%	3/1/48	100	87
Williams Cos. Inc.	4.125%	11/15/20	275	279
Williams Cos. Inc.	4.000%	11/15/21	100	103
Williams Cos. Inc.	3.600%	3/15/22	475	487
Williams Cos. Inc.	3.350%	8/15/22	125	128
Williams Cos. Inc.	3.700%	1/15/23	200	207
Williams Cos. Inc.	4.550%	6/24/24	400	429
Williams Cos. Inc.	3.900%	1/15/25	325	340
Williams Cos. Inc.	3.750%	6/15/27	500	515
Williams Cos. Inc.	6.300%	4/15/40	100	123
Williams Cos. Inc.	5.800%	11/15/43	100	117
Williams Cos. Inc.	5.400%	3/4/44	400	447
Williams Cos. Inc.	5.750%	6/24/44	100	116
Williams Cos. Inc.	5.100%	9/15/45	350	384
Williams Cos. Inc.	4.850%	3/1/48	150	160

Other Industrial (0.1%)
3 American University	3.672%	4/1/49	75	83
3 Boston University	4.061%	10/1/48	50	61
California Institute of Technology	4.321%	8/1/45	70	89
California Institute of Technology	4.700%	11/1/11	50	65
CBRE Services Inc.	5.250%	3/15/25	100	112
CBRE Services Inc.	4.875%	3/1/26	125	139
Cintas Corp. No 2	3.250%	6/1/22	75	77
Cintas Corp. No 2	3.700%	4/1/27	175	190
Cintas Corp. No 2	2.900%	4/1/22	100	102
Fluor Corp.	3.500%	12/15/24	250	250
Fluor Corp.	4.250%	9/15/28	125	126
Georgetown University	4.315%	4/1/49	68	85
Georgetown University	5.215%	10/1/18	59	83
Hillenbrand Inc.	4.500%	9/15/26	75	75
3 Johns Hopkins University	4.083%	7/1/53	75	92
3 Massachusetts Institute of Technology	3.959%	7/1/38	125	145
Massachusetts Institute of Technology	5.600%	7/1/11	130	221
Massachusetts Institute of Technology	4.678%	7/1/14	175	248
3 Northwestern University	4.643%	12/1/44	75	95
3 Northwestern University	3.662%	12/1/57	75	87
Steelcase Inc.	5.125%	1/18/29	125	141

Trustees of the University of Pennsylvania	3.610%	2/15/19	150	166
3 University of Chicago	4.003%	10/1/53	100	122
3 University of Notre Dame du Lac	3.438%	2/15/45	100	111
University of Notre Dame du Lac	3.394%	2/15/48	125	139
University of Pennsylvania	4.674%	9/1/12	50	71
3 University of Southern California	3.028%	10/1/39	100	104
3 University of Southern California	3.841%	10/1/47	200	238
3 William Marsh Rice University	3.574%	5/15/45	150	166

Technology (2.2%)
Adobe Inc.	3.250%	2/1/25	175	184
Alphabet Inc.	3.625%	5/19/21	150	154
Altera Corp.	4.100%	11/15/23	75	81
Amphenol Corp.	3.200%	4/1/24	50	52
Amphenol Corp.	2.800%	2/15/30	150	146
Analog Devices Inc.	2.875%	6/1/23	450	460
Analog Devices Inc.	3.125%	12/5/23	75	77
Analog Devices Inc.	3.500%	12/5/26	200	209
Apple Inc.	2.000%	11/13/20	225	225
Apple Inc.	2.250%	2/23/21	750	754
Apple Inc.	2.850%	5/6/21	555	564
Apple Inc.	1.550%	8/4/21	375	373
Apple Inc.	2.150%	2/9/22	225	227
Apple Inc.	2.500%	2/9/22	1,000	1,015
Apple Inc.	2.300%	5/11/22	200	202
Apple Inc.	2.700%	5/13/22	250	255
Apple Inc.	2.100%	9/12/22	200	201
Apple Inc.	2.400%	1/13/23	282	286
Apple Inc.	2.850%	2/23/23	342	352
Apple Inc.	2.400%	5/3/23	865	879
Apple Inc.	3.000%	2/9/24	325	338
Apple Inc.	3.450%	5/6/24	75	80
Apple Inc.	2.850%	5/11/24	1,243	1,290
Apple Inc.	1.800%	9/11/24	150	149
Apple Inc.	2.750%	1/13/25	575	593
Apple Inc.	3.250%	2/23/26	705	747
Apple Inc.	2.450%	8/4/26	450	456
Apple Inc.	3.200%	5/11/27	775	822
Apple Inc.	2.900%	9/12/27	655	681
Apple Inc.	2.200%	9/11/29	300	295
Apple Inc.	4.500%	2/23/36	225	274
Apple Inc.	3.850%	5/4/43	450	504
Apple Inc.	4.450%	5/6/44	200	244
Apple Inc.	3.450%	2/9/45	225	238
Apple Inc.	4.375%	5/13/45	225	272
Apple Inc.	4.650%	2/23/46	1,150	1,443
Apple Inc.	3.850%	8/4/46	375	424
Apple Inc.	4.250%	2/9/47	200	240
Apple Inc.	3.750%	9/12/47	525	585
Apple Inc.	2.950%	9/11/49	425	415
Applied Materials Inc.	2.625%	10/1/20	75	75
Applied Materials Inc.	3.900%	10/1/25	145	158
Applied Materials Inc.	3.300%	4/1/27	225	239
Applied Materials Inc.	5.100%	10/1/35	100	130
Applied Materials Inc.	5.850%	6/15/41	125	171
Applied Materials Inc.	4.350%	4/1/47	175	212
Arrow Electronics Inc.	3.500%	4/1/22	75	76

Arrow Electronics Inc.	4.500%	3/1/23	50	53
Arrow Electronics Inc.	3.250%	9/8/24	100	101
Arrow Electronics Inc.	4.000%	4/1/25	50	52
Arrow Electronics Inc.	3.875%	1/12/28	100	102
Autodesk Inc.	3.600%	12/15/22	25	26
Autodesk Inc.	4.375%	6/15/25	100	108
Autodesk Inc.	3.500%	6/15/27	75	77
Avnet Inc.	4.875%	12/1/22	170	180
Avnet Inc.	4.625%	4/15/26	100	108
Baidu Inc.	3.500%	11/28/22	275	282
Baidu Inc.	3.875%	9/29/23	200	209
Baidu Inc.	4.375%	5/14/24	200	213
Baidu Inc.	3.625%	7/6/27	200	207
Baidu Inc.	4.375%	3/29/28	100	109
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.200%	1/15/21	150	150
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	642	648
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.650%	1/15/23	250	250
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	450	460
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.125%	1/15/25	380	377
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	925	927
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.500%	1/15/28	200	195
7 Broadcom Inc.	3.125%	4/15/21	400	404
7 Broadcom Inc.	3.125%	10/15/22	250	253
7 Broadcom Inc.	3.625%	10/15/24	450	458
7 Broadcom Inc.	4.250%	4/15/26	500	517
7 Broadcom Inc.	4.750%	4/15/29	400	422
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	76
Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	103
Cadence Design Systems Inc.	4.375%	10/15/24	100	108
Cisco Systems Inc.	2.200%	2/28/21	675	678
Cisco Systems Inc.	3.000%	6/15/22	125	129
Cisco Systems Inc.	2.200%	9/20/23	150	151
Cisco Systems Inc.	3.625%	3/4/24	875	939
Cisco Systems Inc.	2.950%	2/28/26	100	105
Cisco Systems Inc.	2.500%	9/20/26	225	231
Cisco Systems Inc.	5.500%	1/15/40	800	1,105
Citrix Systems Inc.	4.500%	12/1/27	100	108
Corning Inc.	2.900%	5/15/22	175	179
Corning Inc.	4.700%	3/15/37	75	85
Corning Inc.	5.750%	8/15/40	195	241
Corning Inc.	4.375%	11/15/57	150	156
7 Dell International LLC / EMC Corp.	4.420%	6/15/21	850	876
7 Dell International LLC / EMC Corp.	5.450%	6/15/23	700	762
7 Dell International LLC / EMC Corp.	4.000%	7/15/24	100	105
7 Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,209
7 Dell International LLC / EMC Corp.	4.900%	10/1/26	250	267
7 Dell International LLC / EMC Corp.	5.300%	10/1/29	325	353
7 Dell International LLC / EMC Corp.	8.100%	7/15/36	270	344
7 Dell International LLC / EMC Corp.	8.350%	7/15/46	375	494
DXC Technology Co.	4.250%	4/15/24	250	262

Equifax Inc.	2.300%	6/1/21	200	200
Equifax Inc.	3.600%	8/15/21	25	26
Equifax Inc.	3.950%	6/15/23	50	53
Equinix Inc.	5.875%	1/15/26	500	532
Fidelity National Information Services Inc.	3.625%	10/15/20	237	240
Fidelity National Information Services Inc.	2.250%	8/15/21	250	250
Fidelity National Information Services Inc.	3.500%	4/15/23	143	148
Fidelity National Information Services Inc.	3.875%	6/5/24	150	160
Fidelity National Information Services Inc.	3.000%	8/15/26	414	426
Fidelity National Information Services Inc.	3.750%	5/21/29	200	216
Fidelity National Information Services Inc.	4.500%	8/15/46	100	116
Fidelity National Information Services Inc.	4.750%	5/15/48	100	121
Fiserv Inc.	3.800%	10/1/23	200	212
Fiserv Inc.	2.750%	7/1/24	400	407
Fiserv Inc.	3.850%	6/1/25	200	214
Fiserv Inc.	3.200%	7/1/26	200	207
Fiserv Inc.	3.500%	7/1/29	944	993
Fiserv Inc.	4.400%	7/1/49	350	390
Flex Ltd.	4.875%	6/15/29	50	53
Global Payments Inc.	2.650%	2/15/25	200	201
Global Payments Inc.	3.200%	8/15/29	250	253
Global Payments Inc.	4.150%	8/15/49	150	157
Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	582
Hewlett Packard Enterprise Co.	3.500%	10/5/21	100	102
Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	371
Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	199
Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	555
Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	177
Hewlett Packard Enterprise Co.	6.350%	10/15/45	275	321
HP Inc.	3.750%	12/1/20	53	54
HP Inc.	4.050%	9/15/22	100	105
HP Inc.	6.000%	9/15/41	100	113
IBM Credit LLC	3.450%	11/30/20	100	102
IBM Credit LLC	2.650%	2/5/21	150	151
IBM Credit LLC	3.600%	11/30/21	100	103
IBM Credit LLC	2.200%	9/8/22	100	100
IBM Credit LLC	3.000%	2/6/23	150	154
Intel Corp.	1.700%	5/19/21	100	100
Intel Corp.	3.300%	10/1/21	100	103
Intel Corp.	3.100%	7/29/22	175	181
Intel Corp.	2.700%	12/15/22	404	414
Intel Corp.	2.875%	5/11/24	1,050	1,090
Intel Corp.	3.700%	7/29/25	450	487
Intel Corp.	2.600%	5/19/26	160	164
Intel Corp.	4.000%	12/15/32	150	174
Intel Corp.	4.800%	10/1/41	162	205
Intel Corp.	4.100%	5/19/46	250	289
Intel Corp.	4.100%	5/11/47	200	234
Intel Corp.	3.734%	12/8/47	674	746
International Business Machines Corp.	2.800%	5/13/21	300	304
International Business Machines Corp.	2.900%	11/1/21	25	25
International Business Machines Corp.	2.850%	5/13/22	500	511
International Business Machines Corp.	1.875%	8/1/22	675	672
International Business Machines Corp.	2.875%	11/9/22	240	246
International Business Machines Corp.	3.375%	8/1/23	450	470
International Business Machines Corp.	3.625%	2/12/24	450	477
International Business Machines Corp.	3.000%	5/15/24	600	621

International Business Machines Corp.	7.000%	10/30/25	300	377
International Business Machines Corp.	3.450%	2/19/26	485	514
International Business Machines Corp.	3.300%	5/15/26	700	738
International Business Machines Corp.	6.220%	8/1/27	75	94
International Business Machines Corp.	6.500%	1/15/28	75	96
International Business Machines Corp.	3.500%	5/15/29	700	752
International Business Machines Corp.	4.150%	5/15/39	400	457
International Business Machines Corp.	5.600%	11/30/39	148	196
International Business Machines Corp.	4.000%	6/20/42	358	396
International Business Machines Corp.	4.250%	5/15/49	700	805
Jabil Inc.	5.625%	12/15/20	100	103
Jabil Inc.	3.950%	1/12/28	75	76
Juniper Networks Inc.	4.350%	6/15/25	50	53
Juniper Networks Inc.	3.750%	8/15/29	500	502
Juniper Networks Inc.	5.950%	3/15/41	25	27
Keysight Technologies Inc.	4.550%	10/30/24	125	135
Keysight Technologies Inc.	4.600%	4/6/27	125	138
KLA Corp.	4.125%	11/1/21	100	103
KLA Corp.	4.650%	11/1/24	250	275
KLA Corp.	4.100%	3/15/29	250	275
KLA Corp.	5.000%	3/15/49	75	92
Lam Research Corp.	2.800%	6/15/21	125	127
Lam Research Corp.	3.800%	3/15/25	100	107
Lam Research Corp.	3.750%	3/15/26	150	160
Lam Research Corp.	4.000%	3/15/29	200	220
Lam Research Corp.	4.875%	3/15/49	125	153
Marvell Technology Group Ltd.	4.200%	6/22/23	100	104
Marvell Technology Group Ltd.	4.875%	6/22/28	100	111
Maxim Integrated Products Inc.	3.375%	3/15/23	75	77
Maxim Integrated Products Inc.	3.450%	6/15/27	100	103
Microchip Technology Inc.	3.922%	6/1/21	100	102
Microchip Technology Inc.	4.333%	6/1/23	100	105
Micron Technology Inc.	4.640%	2/6/24	50	53
Micron Technology Inc.	4.975%	2/6/26	100	108
Micron Technology Inc.	4.185%	2/15/27	200	206
Micron Technology Inc.	5.327%	2/6/29	150	165
Micron Technology Inc.	4.663%	2/15/30	100	104
Microsoft Corp.	3.000%	10/1/20	225	228
Microsoft Corp.	2.000%	11/3/20	1,200	1,202
Microsoft Corp.	2.400%	2/6/22	620	629
Microsoft Corp.	2.375%	2/12/22	450	456
Microsoft Corp.	2.650%	11/3/22	200	205
Microsoft Corp.	2.375%	5/1/23	75	76
Microsoft Corp.	2.000%	8/8/23	300	302
Microsoft Corp.	2.875%	2/6/24	500	522
Microsoft Corp.	3.125%	11/3/25	1,075	1,142
Microsoft Corp.	2.400%	8/8/26	850	865
Microsoft Corp.	3.300%	2/6/27	675	728
Microsoft Corp.	3.500%	2/12/35	325	358
Microsoft Corp.	4.200%	11/3/35	375	448
Microsoft Corp.	3.450%	8/8/36	625	691
Microsoft Corp.	4.100%	2/6/37	500	592
Microsoft Corp.	4.500%	10/1/40	390	489
Microsoft Corp.	5.300%	2/8/41	50	69
Microsoft Corp.	3.500%	11/15/42	280	307
Microsoft Corp.	3.750%	5/1/43	145	165
Microsoft Corp.	4.875%	12/15/43	150	199

Microsoft Corp.	3.750%	2/12/45	350	400
Microsoft Corp.	4.450%	11/3/45	575	724
Microsoft Corp.	3.700%	8/8/46	1,075	1,226
Microsoft Corp.	4.250%	2/6/47	600	744
Microsoft Corp.	4.000%	2/12/55	725	861
Microsoft Corp.	4.500%	2/6/57	325	424
Motorola Solutions Inc.	3.750%	5/15/22	113	117
Motorola Solutions Inc.	3.500%	3/1/23	125	129
Motorola Solutions Inc.	4.600%	2/23/28	125	135
Motorola Solutions Inc.	5.500%	9/1/44	75	79
NetApp Inc.	3.375%	6/15/21	150	152
NetApp Inc.	3.300%	9/29/24	75	76
NVIDIA Corp.	2.200%	9/16/21	200	200
NVIDIA Corp.	3.200%	9/16/26	200	209
7 NXP BV / NXP Funding LLC	4.875%	3/1/24	200	217
7 NXP BV / NXP Funding LLC	5.350%	3/1/26	204	229
7 NXP BV / NXP Funding LLC	5.550%	12/1/28	175	202
7 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	481
Oracle Corp.	1.900%	9/15/21	1,275	1,274
Oracle Corp.	2.500%	5/15/22	250	253
Oracle Corp.	2.400%	9/15/23	750	759
Oracle Corp.	3.400%	7/8/24	450	475
Oracle Corp.	2.950%	11/15/24	425	441
Oracle Corp.	2.650%	7/15/26	2,361	2,404
Oracle Corp.	3.250%	5/15/30	100	106
Oracle Corp.	4.300%	7/8/34	325	378
Oracle Corp.	3.900%	5/15/35	150	167
Oracle Corp.	3.850%	7/15/36	250	277
Oracle Corp.	3.800%	11/15/37	325	355
Oracle Corp.	6.125%	7/8/39	150	212
Oracle Corp.	5.375%	7/15/40	700	910
Oracle Corp.	4.500%	7/8/44	250	297
Oracle Corp.	4.125%	5/15/45	725	812
Oracle Corp.	4.000%	7/15/46	575	639
Oracle Corp.	4.000%	11/15/47	225	253
Oracle Corp.	4.375%	5/15/55	150	176
PayPal Holdings Inc.	2.200%	9/26/22	200	201
PayPal Holdings Inc.	2.400%	10/1/24	100	101
PayPal Holdings Inc.	2.650%	10/1/26	300	302
PayPal Holdings Inc.	2.850%	10/1/29	400	401
QUALCOMM Inc.	3.000%	5/20/22	250	256
QUALCOMM Inc.	2.600%	1/30/23	300	305
QUALCOMM Inc.	2.900%	5/20/24	345	354
QUALCOMM Inc.	3.450%	5/20/25	400	423
QUALCOMM Inc.	3.250%	5/20/27	400	417
QUALCOMM Inc.	4.650%	5/20/35	200	235
QUALCOMM Inc.	4.800%	5/20/45	275	330
QUALCOMM Inc.	4.300%	5/20/47	350	392
salesforce.com Inc.	3.250%	4/11/23	200	209
salesforce.com Inc.	3.700%	4/11/28	275	301
Seagate HDD Cayman	4.250%	3/1/22	44	45
Seagate HDD Cayman	4.750%	6/1/23	51	53
Seagate HDD Cayman	4.875%	3/1/24	75	78
Seagate HDD Cayman	4.750%	1/1/25	172	177
Seagate HDD Cayman	5.750%	12/1/34	100	101
Tech Data Corp.	3.700%	2/15/22	50	51
Tech Data Corp.	4.950%	2/15/27	100	107

Texas Instruments Inc.	1.850%	5/15/22	100	100
Texas Instruments Inc.	2.625%	5/15/24	25	26
Texas Instruments Inc.	2.900%	11/3/27	94	99
Texas Instruments Inc.	2.250%	9/4/29	100	98
Texas Instruments Inc.	3.875%	3/15/39	142	164
Texas Instruments Inc.	4.150%	5/15/48	274	334
Total System Services Inc.	3.800%	4/1/21	130	133
Total System Services Inc.	3.750%	6/1/23	250	260
Total System Services Inc.	4.000%	6/1/23	100	105
Total System Services Inc.	4.800%	4/1/26	150	167
Trimble Inc.	4.150%	6/15/23	50	52
Trimble Inc.	4.750%	12/1/24	50	54
Trimble Inc.	4.900%	6/15/28	50	54
Tyco Electronics Group SA	3.500%	2/3/22	100	103
Tyco Electronics Group SA	3.450%	8/1/24	125	130
Tyco Electronics Group SA	3.125%	8/15/27	200	204
Tyco Electronics Group SA	7.125%	10/1/37	125	180
Verisk Analytics Inc.	5.800%	5/1/21	75	79
Verisk Analytics Inc.	4.125%	9/12/22	275	289
Verisk Analytics Inc.	4.000%	6/15/25	150	161
Verisk Analytics Inc.	4.125%	3/15/29	300	330
Verisk Analytics Inc.	5.500%	6/15/45	50	62
VMware Inc.	2.950%	8/21/22	300	304
VMware Inc.	3.900%	8/21/27	250	257
Xilinx Inc.	3.000%	3/15/21	75	76
Xilinx Inc.	2.950%	6/1/24	150	154

Transportation (0.6%)
3 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	45	46
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	17	18
3 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	25	26
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	94	99
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	140	145
3 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	46	48
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	64	69
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	129	135
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	241	248
3 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	45	46
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	135	137
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	44	46
3 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	95	97
3 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	50	51
3 BNSF Funding Trust I	6.613%	12/15/55	65	72

Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	153
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	154
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	180
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	80
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	213
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	158
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	105
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	81
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	240
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	175
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	157
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	325
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	292
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	234
Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	148
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	159
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	125
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	180
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	143
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	92
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	167
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	144
Burlington Northern Santa Fe LLC	4.050%	6/15/48	225	258
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	233
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	423
Canadian National Railway Co.	2.850%	12/15/21	75	76
Canadian National Railway Co.	6.250%	8/1/34	75	105
Canadian National Railway Co.	6.200%	6/1/36	75	106
Canadian National Railway Co.	6.375%	11/15/37	100	143
Canadian National Railway Co.	3.200%	8/2/46	50	51
Canadian National Railway Co.	3.650%	2/3/48	100	111
Canadian Pacific Railway Co.	9.450%	8/1/21	50	56
Canadian Pacific Railway Co.	4.450%	3/15/23	225	240
Canadian Pacific Railway Co.	7.125%	10/15/31	100	141
Canadian Pacific Railway Co.	5.950%	5/15/37	450	605
Canadian Pacific Railway Co.	6.125%	9/15/15	70	103
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	50	53
3 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	85	86
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	36	38
CSX Corp.	4.250%	6/1/21	25	26
CSX Corp.	3.350%	11/1/25	150	158
CSX Corp.	3.250%	6/1/27	150	157
CSX Corp.	3.800%	3/1/28	350	381
CSX Corp.	4.250%	3/15/29	200	226
CSX Corp.	2.400%	2/15/30	100	98
CSX Corp.	6.220%	4/30/40	152	205
CSX Corp.	5.500%	4/15/41	225	281
CSX Corp.	4.750%	5/30/42	210	245
CSX Corp.	4.100%	3/15/44	150	163
CSX Corp.	4.300%	3/1/48	250	279
CSX Corp.	4.750%	11/15/48	200	241
CSX Corp.	4.500%	3/15/49	225	265
CSX Corp.	3.350%	9/15/49	125	122
CSX Corp.	3.950%	5/1/50	125	134

CSX Corp.	4.500%	8/1/54	25	29
CSX Corp.	4.250%	11/1/66	150	160
CSX Corp.	4.650%	3/1/68	100	114
3 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	103	113
3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	41	44
3 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	75	78
Delta Air Lines Inc.	2.600%	12/4/20	125	125
Delta Air Lines Inc.	3.400%	4/19/21	125	127
Delta Air Lines Inc.	3.625%	3/15/22	175	180
Delta Air Lines Inc.	3.800%	4/19/23	125	130
Delta Air Lines Inc.	4.375%	4/19/28	100	107
FedEx Corp.	2.625%	8/1/22	100	101
FedEx Corp.	4.000%	1/15/24	125	133
FedEx Corp.	3.200%	2/1/25	150	155
FedEx Corp.	3.250%	4/1/26	100	103
FedEx Corp.	3.300%	3/15/27	100	102
FedEx Corp.	3.900%	2/1/35	200	205
FedEx Corp.	3.875%	8/1/42	125	120
FedEx Corp.	4.100%	4/15/43	75	75
FedEx Corp.	5.100%	1/15/44	150	168
FedEx Corp.	4.750%	11/15/45	250	270
FedEx Corp.	4.550%	4/1/46	225	235
FedEx Corp.	4.400%	1/15/47	125	129
FedEx Corp.	4.050%	2/15/48	200	195
FedEx Corp.	4.950%	10/17/48	175	193
FedEx Corp.	4.500%	2/1/65	60	57
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	102
JB Hunt Transport Services Inc.	3.875%	3/1/26	25	26
Kansas City Southern	3.000%	5/15/23	250	256
Kansas City Southern	4.300%	5/15/43	75	81
Kansas City Southern	4.950%	8/15/45	125	150
Kansas City Southern	4.700%	5/1/48	225	262
Kirby Corp.	4.200%	3/1/28	300	320
3 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	100	102
Norfolk Southern Corp.	3.000%	4/1/22	225	230
Norfolk Southern Corp.	2.903%	2/15/23	48	49
Norfolk Southern Corp.	3.850%	1/15/24	250	266
Norfolk Southern Corp.	5.590%	5/17/25	50	57
Norfolk Southern Corp.	3.650%	8/1/25	50	53
Norfolk Southern Corp.	7.800%	5/15/27	60	80
Norfolk Southern Corp.	3.150%	6/1/27	125	131
Norfolk Southern Corp.	3.800%	8/1/28	263	290
Norfolk Southern Corp.	4.837%	10/1/41	113	137
Norfolk Southern Corp.	4.450%	6/15/45	75	87
Norfolk Southern Corp.	4.650%	1/15/46	75	90
Norfolk Southern Corp.	4.150%	2/28/48	25	28
Norfolk Southern Corp.	4.100%	5/15/49	73	81
Norfolk Southern Corp.	4.050%	8/15/52	239	262
Norfolk Southern Corp.	6.000%	3/15/05	59	76
Norfolk Southern Corp.	5.100%	8/1/18	250	305
Ryder System Inc.	3.500%	6/1/21	200	204
Ryder System Inc.	2.250%	9/1/21	50	50
Ryder System Inc.	2.875%	6/1/22	75	76
Ryder System Inc.	3.400%	3/1/23	75	77

Ryder System Inc.	3.750%	6/9/23	225	236
Ryder System Inc.	3.650%	3/18/24	150	158
Ryder System Inc.	2.500%	9/1/24	50	50
Southwest Airlines Co.	2.650%	11/5/20	125	126
Southwest Airlines Co.	3.000%	11/15/26	100	102
Southwest Airlines Co.	3.450%	11/16/27	50	52
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	20	21
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	20	21
Union Pacific Corp.	3.200%	6/8/21	100	102
Union Pacific Corp.	2.950%	3/1/22	100	102
Union Pacific Corp.	4.163%	7/15/22	534	563
Union Pacific Corp.	2.950%	1/15/23	25	26
Union Pacific Corp.	3.500%	6/8/23	150	157
Union Pacific Corp.	3.646%	2/15/24	50	53
Union Pacific Corp.	3.150%	3/1/24	100	104
Union Pacific Corp.	3.250%	1/15/25	200	208
Union Pacific Corp.	3.750%	7/15/25	125	134
Union Pacific Corp.	3.250%	8/15/25	50	52
Union Pacific Corp.	2.750%	3/1/26	75	76
Union Pacific Corp.	3.950%	9/10/28	200	221
Union Pacific Corp.	3.700%	3/1/29	200	217
Union Pacific Corp.	3.375%	2/1/35	100	104
Union Pacific Corp.	3.600%	9/15/37	290	304
Union Pacific Corp.	4.375%	9/10/38	125	144
Union Pacific Corp.	4.050%	11/15/45	150	164
Union Pacific Corp.	4.500%	9/10/48	100	119
Union Pacific Corp.	4.300%	3/1/49	300	346
Union Pacific Corp.	3.799%	10/1/51	560	597
Union Pacific Corp.	3.875%	2/1/55	100	105
Union Pacific Corp.	4.375%	11/15/65	135	149
Union Pacific Corp.	4.100%	9/15/67	100	106
3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	56	59
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	78	83
3 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	60	61
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	150	156
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	45	47
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	358	366
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	46	46
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	69	70
3 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	200	218
3 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	100	100
United Parcel Service Inc.	3.125%	1/15/21	250	253
United Parcel Service Inc.	2.050%	4/1/21	150	150
United Parcel Service Inc.	2.450%	10/1/22	175	177
United Parcel Service Inc.	2.500%	4/1/23	200	203

United Parcel Service Inc.	2.800%	11/15/24	100	103
United Parcel Service Inc.	2.400%	11/15/26	150	150
United Parcel Service Inc.	3.050%	11/15/27	200	209
United Parcel Service Inc.	3.400%	3/15/29	100	107
United Parcel Service Inc.	2.500%	9/1/29	100	99
United Parcel Service Inc.	6.200%	1/15/38	278	390
United Parcel Service Inc.	4.875%	11/15/40	75	91
United Parcel Service Inc.	3.625%	10/1/42	75	78
United Parcel Service Inc.	3.400%	11/15/46	110	112
United Parcel Service Inc.	3.750%	11/15/47	200	213
United Parcel Service Inc.	4.250%	3/15/49	125	144
United Parcel Service Inc.	3.400%	9/1/49	150	152
3 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	69	72
3 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	31	34
				682,642
Utilities (2.0%)
Electric (1.8%)
AEP Texas Inc.	2.400%	10/1/22	75	75
AEP Texas Inc.	3.950%	6/1/28	100	110
AEP Texas Inc.	3.800%	10/1/47	50	54
AEP Transmission Co. LLC	4.000%	12/1/46	75	84
AEP Transmission Co. LLC	3.750%	12/1/47	100	108
AEP Transmission Co. LLC	3.800%	6/15/49	70	77
AEP Transmission Co. LLC	3.150%	9/15/49	70	70
Alabama Power Co.	6.125%	5/15/38	50	70
Alabama Power Co.	3.850%	12/1/42	25	27
Alabama Power Co.	4.150%	8/15/44	75	85
Alabama Power Co.	3.750%	3/1/45	150	162
Alabama Power Co.	4.300%	1/2/46	250	290
Alabama Power Co.	3.700%	12/1/47	100	107
Alabama Power Co.	4.300%	7/15/48	100	117
Alabama Power Co.	3.450%	10/1/49	50	52
Ameren Corp.	2.700%	11/15/20	100	101
Ameren Corp.	2.500%	9/15/24	100	100
Ameren Corp.	3.650%	2/15/26	80	84
Ameren Illinois Co.	2.700%	9/1/22	250	254
Ameren Illinois Co.	3.800%	5/15/28	75	83
Ameren Illinois Co.	3.700%	12/1/47	150	163
American Electric Power Co. Inc.	2.150%	11/13/20	75	75
American Electric Power Co. Inc.	3.650%	12/1/21	100	103
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
American Electric Power Co. Inc.	3.200%	11/13/27	75	78
American Electric Power Co. Inc.	4.300%	12/1/28	150	168
Appalachian Power Co.	4.600%	3/30/21	50	52
Appalachian Power Co.	3.300%	6/1/27	500	523
Appalachian Power Co.	4.500%	3/1/49	425	508
Arizona Public Service Co.	3.150%	5/15/25	100	104
Arizona Public Service Co.	2.950%	9/15/27	50	51
Arizona Public Service Co.	4.500%	4/1/42	25	29
Arizona Public Service Co.	4.350%	11/15/45	125	145
Arizona Public Service Co.	3.750%	5/15/46	125	133
Arizona Public Service Co.	4.250%	3/1/49	100	116
Avangrid Inc.	3.150%	12/1/24	140	144
Avangrid Inc.	3.800%	6/1/29	95	102
Avista Corp.	4.350%	6/1/48	75	88

Baltimore Gas & Electric Co.	3.500%	11/15/21	350	359
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	50
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	104
Baltimore Gas & Electric Co.	3.750%	8/15/47	125	135
Baltimore Gas & Electric Co.	4.250%	9/15/48	50	59
Baltimore Gas & Electric Co.	3.200%	9/15/49	80	79
Berkshire Hathaway Energy Co.	2.375%	1/15/21	100	100
Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	128
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	106
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	106
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	132
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	138
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	307
Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	284
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	189
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	177
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	54
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	237
Black Hills Corp.	4.250%	11/30/23	100	106
Black Hills Corp.	3.950%	1/15/26	75	79
Black Hills Corp.	3.150%	1/15/27	75	76
Black Hills Corp.	3.050%	10/15/29	70	70
Black Hills Corp.	4.350%	5/1/33	75	84
Black Hills Corp.	4.200%	9/15/46	50	54
Black Hills Corp.	3.875%	10/15/49	70	71
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	249
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	300
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	72
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	85
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	180
CenterPoint Energy Inc.	3.600%	11/1/21	75	77
CenterPoint Energy Inc.	2.500%	9/1/22	100	100
CenterPoint Energy Inc.	3.850%	2/1/24	325	343
CenterPoint Energy Inc.	2.500%	9/1/24	100	100
CenterPoint Energy Inc.	4.250%	11/1/28	75	82
CenterPoint Energy Inc.	2.950%	3/1/30	80	80
CenterPoint Energy Inc.	3.700%	9/1/49	50	51
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	103
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	142
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	257
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	95
CMS Energy Corp.	5.050%	3/15/22	25	26
CMS Energy Corp.	3.000%	5/15/26	75	77
CMS Energy Corp.	3.450%	8/15/27	50	52
CMS Energy Corp.	4.875%	3/1/44	75	91
Commonwealth Edison Co.	2.950%	8/15/27	75	77
Commonwealth Edison Co.	5.900%	3/15/36	150	202
Commonwealth Edison Co.	6.450%	1/15/38	175	254
Commonwealth Edison Co.	4.600%	8/15/43	75	91
Commonwealth Edison Co.	4.700%	1/15/44	175	215
Commonwealth Edison Co.	3.700%	3/1/45	75	81
Commonwealth Edison Co.	3.650%	6/15/46	175	188
Commonwealth Edison Co.	3.750%	8/15/47	100	110
Commonwealth Edison Co.	4.000%	3/1/48	150	171
Commonwealth Edison Co.	4.000%	3/1/49	125	143
Connecticut Light & Power Co.	2.500%	1/15/23	125	127
Connecticut Light & Power Co.	3.200%	3/15/27	50	53

Connecticut Light & Power Co.	4.300%	4/15/44	150	178
Connecticut Light & Power Co.	4.000%	4/1/48	160	184
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	249
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	363
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	102
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	136
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	233
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	446
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	157
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	81
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	455
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	81
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	140
Consolidated Edison Inc.	2.000%	5/15/21	75	75
Consumers Energy Co.	3.375%	8/15/23	275	288
Consumers Energy Co.	3.800%	11/15/28	75	83
Consumers Energy Co.	3.950%	5/15/43	75	84
Consumers Energy Co.	3.250%	8/15/46	50	51
Consumers Energy Co.	3.950%	7/15/47	50	57
Consumers Energy Co.	4.050%	5/15/48	125	145
Consumers Energy Co.	4.350%	4/15/49	80	99
Consumers Energy Co.	3.100%	8/15/50	80	80
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.150%	5/15/45	100	115
Dominion Energy Inc.	2.715%	8/15/21	50	50
Dominion Energy Inc.	3.071%	8/15/24	75	77
Dominion Energy Inc.	3.900%	10/1/25	125	134
Dominion Energy Inc.	2.850%	8/15/26	125	126
Dominion Energy Inc.	4.250%	6/1/28	125	138
Dominion Energy Inc.	6.300%	3/15/33	75	98
Dominion Energy Inc.	5.950%	6/15/35	225	284
Dominion Energy Inc.	4.900%	8/1/41	80	95
Dominion Energy Inc.	4.050%	9/15/42	300	318
Dominion Energy Inc.	4.600%	3/15/49	300	353
3 Dominion Energy Inc.	5.750%	10/1/54	100	105
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	68
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	170
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	98
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	91
7 DPL Inc.	4.350%	4/15/29	50	49
DTE Electric Co.	3.650%	3/15/24	250	265
DTE Electric Co.	3.375%	3/1/25	150	158
DTE Electric Co.	4.000%	4/1/43	225	254
DTE Electric Co.	3.700%	6/1/46	50	54
DTE Electric Co.	3.750%	8/15/47	100	110
DTE Energy Co.	2.600%	6/15/22	50	50
DTE Energy Co.	3.700%	8/1/23	125	131
DTE Energy Co.	2.529%	10/1/24	100	100
DTE Energy Co.	2.850%	10/1/26	300	304
DTE Energy Co.	3.800%	3/15/27	175	187
DTE Energy Co.	3.400%	6/15/29	100	104
DTE Energy Co.	6.375%	4/15/33	75	99
Duke Energy Carolinas LLC	3.900%	6/15/21	500	513
Duke Energy Carolinas LLC	2.500%	3/15/23	100	102
Duke Energy Carolinas LLC	3.050%	3/15/23	100	103
Duke Energy Carolinas LLC	2.950%	12/1/26	100	104
Duke Energy Carolinas LLC	3.950%	11/15/28	125	140

Duke Energy Carolinas LLC	6.000%	12/1/28	125	158
Duke Energy Carolinas LLC	2.450%	8/15/29	200	200
Duke Energy Carolinas LLC	6.100%	6/1/37	100	136
Duke Energy Carolinas LLC	6.000%	1/15/38	25	34
Duke Energy Carolinas LLC	6.050%	4/15/38	25	35
Duke Energy Carolinas LLC	5.300%	2/15/40	150	194
Duke Energy Carolinas LLC	4.000%	9/30/42	75	84
Duke Energy Carolinas LLC	3.875%	3/15/46	100	111
Duke Energy Carolinas LLC	3.700%	12/1/47	100	108
Duke Energy Carolinas LLC	3.950%	3/15/48	300	335
Duke Energy Carolinas LLC	3.200%	8/15/49	500	502
Duke Energy Corp.	2.400%	8/15/22	200	202
Duke Energy Corp.	3.050%	8/15/22	275	281
Duke Energy Corp.	3.750%	4/15/24	325	344
Duke Energy Corp.	2.650%	9/1/26	80	80
Duke Energy Corp.	3.150%	8/15/27	300	310
Duke Energy Corp.	4.800%	12/15/45	125	149
Duke Energy Corp.	3.750%	9/1/46	405	415
Duke Energy Florida LLC	3.800%	7/15/28	100	110
Duke Energy Florida LLC	6.350%	9/15/37	225	320
Duke Energy Florida LLC	6.400%	6/15/38	200	289
Duke Energy Florida LLC	3.850%	11/15/42	200	217
Duke Energy Florida LLC	3.400%	10/1/46	100	103
Duke Energy Florida LLC	4.200%	7/15/48	200	232
3 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	50
3 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	101
3 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	52
3 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	78
Duke Energy Indiana LLC	6.350%	8/15/38	225	324
Duke Energy Indiana LLC	3.750%	5/15/46	225	241
Duke Energy Indiana LLC	3.250%	10/1/49	325	326
Duke Energy Ohio Inc.	3.700%	6/15/46	25	27
Duke Energy Progress LLC	2.800%	5/15/22	100	102
Duke Energy Progress LLC	3.375%	9/1/23	25	26
Duke Energy Progress LLC	3.700%	9/1/28	175	192
Duke Energy Progress LLC	3.450%	3/15/29	125	135
Duke Energy Progress LLC	4.375%	3/30/44	300	353
Duke Energy Progress LLC	4.150%	12/1/44	100	114
Duke Energy Progress LLC	3.700%	10/15/46	50	54
Duke Energy Progress LLC	3.600%	9/15/47	100	105
Edison International	2.400%	9/15/22	125	124
Edison International	2.950%	3/15/23	200	200
Edison International	5.750%	6/15/27	25	28
El Paso Electric Co.	6.000%	5/15/35	50	63
El Paso Electric Co.	5.000%	12/1/44	75	89
Emera US Finance LP	2.700%	6/15/21	125	126
Emera US Finance LP	3.550%	6/15/26	150	157
Emera US Finance LP	4.750%	6/15/46	380	438
Enel Chile SA	4.875%	6/12/28	125	139
Entergy Arkansas Inc.	3.750%	2/15/21	50	51
Entergy Arkansas Inc.	3.500%	4/1/26	50	53
Entergy Corp.	4.000%	7/15/22	150	156
Entergy Corp.	2.950%	9/1/26	200	203
Entergy Louisiana LLC	5.400%	11/1/24	175	202
Entergy Louisiana LLC	2.400%	10/1/26	75	75
Entergy Louisiana LLC	3.120%	9/1/27	100	104
Entergy Louisiana LLC	3.050%	6/1/31	450	466

Entergy Louisiana LLC	4.000%	3/15/33	150	171
Entergy Louisiana LLC	4.950%	1/15/45	150	166
Entergy Louisiana LLC	4.200%	9/1/48	200	234
Entergy Louisiana LLC	4.200%	4/1/50	100	117
Entergy Mississippi Inc.	2.850%	6/1/28	125	128
Entergy Texas Inc.	3.550%	9/30/49	60	62
Evergy Inc.	2.450%	9/15/24	50	50
Evergy Inc.	2.900%	9/15/29	100	99
Eversource Energy	2.500%	3/15/21	100	100
Eversource Energy	2.750%	3/15/22	75	76
Eversource Energy	3.800%	12/1/23	75	79
Eversource Energy	2.900%	10/1/24	50	51
Eversource Energy	3.150%	1/15/25	125	129
Eversource Energy	3.300%	1/15/28	100	104
Eversource Energy	4.250%	4/1/29	200	223
Exelon Corp.	5.150%	12/1/20	200	205
Exelon Corp.	3.497%	6/1/22	200	205
Exelon Corp.	3.950%	6/15/25	200	214
Exelon Corp.	3.400%	4/15/26	200	209
Exelon Corp.	4.950%	6/15/35	225	263
Exelon Corp.	5.625%	6/15/35	20	25
Exelon Corp.	5.100%	6/15/45	225	276
Exelon Corp.	4.450%	4/15/46	175	198
Exelon Generation Co. LLC	4.000%	10/1/20	100	101
Exelon Generation Co. LLC	6.250%	10/1/39	360	455
Exelon Generation Co. LLC	5.750%	10/1/41	100	119
Exelon Generation Co. LLC	5.600%	6/15/42	205	243
FirstEnergy Corp.	2.850%	7/15/22	100	101
FirstEnergy Corp.	3.900%	7/15/27	300	318
FirstEnergy Corp.	7.375%	11/15/31	475	668
FirstEnergy Corp.	4.850%	7/15/47	200	238
Florida Power & Light Co.	3.250%	6/1/24	25	26
Florida Power & Light Co.	5.625%	4/1/34	25	33
Florida Power & Light Co.	5.960%	4/1/39	375	530
Florida Power & Light Co.	4.125%	2/1/42	170	196
Florida Power & Light Co.	4.050%	6/1/42	125	143
Florida Power & Light Co.	3.800%	12/15/42	75	83
Florida Power & Light Co.	3.700%	12/1/47	150	166
Florida Power & Light Co.	3.950%	3/1/48	325	375
Florida Power & Light Co.	4.125%	6/1/48	100	117
Florida Power & Light Co.	3.990%	3/1/49	100	117
Florida Power & Light Co.	3.150%	10/1/49	155	156
Fortis Inc.	2.100%	10/4/21	100	100
Fortis Inc.	3.055%	10/4/26	295	300
Georgia Power Co.	2.400%	4/1/21	75	75
Georgia Power Co.	2.200%	9/15/24	225	222
Georgia Power Co.	3.250%	4/1/26	100	104
Georgia Power Co.	4.750%	9/1/40	175	202
Georgia Power Co.	4.300%	3/15/43	100	110
Great Plains Energy Inc.	4.850%	6/1/21	100	103
Gulf Power Co.	3.300%	5/30/27	50	53
Iberdrola International BV	6.750%	7/15/36	75	104
Indiana Michigan Power Co.	3.850%	5/15/28	250	275
Indiana Michigan Power Co.	3.750%	7/1/47	150	163
Indiana Michigan Power Co.	4.250%	8/15/48	100	118
Interstate Power & Light Co.	3.250%	12/1/24	50	52
Interstate Power & Light Co.	4.100%	9/26/28	125	137

Interstate Power & Light Co.	3.600%	4/1/29	60	64
Interstate Power & Light Co.	6.250%	7/15/39	50	67
Interstate Power & Light Co.	3.700%	9/15/46	75	78
ITC Holdings Corp.	2.700%	11/15/22	100	101
ITC Holdings Corp.	3.650%	6/15/24	75	79
ITC Holdings Corp.	3.350%	11/15/27	100	105
ITC Holdings Corp.	5.300%	7/1/43	300	380
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	67	77
Kansas City Power & Light Co.	3.150%	3/15/23	75	77
Kansas City Power & Light Co.	6.050%	11/15/35	50	66
Kansas City Power & Light Co.	5.300%	10/1/41	100	129
Kansas City Power & Light Co.	4.200%	6/15/47	100	117
Kentucky Utilities Co.	3.250%	11/1/20	50	50
Kentucky Utilities Co.	5.125%	11/1/40	125	161
Kentucky Utilities Co.	4.375%	10/1/45	100	118
Louisville Gas & Electric Co.	3.300%	10/1/25	75	79
Louisville Gas & Electric Co.	4.250%	4/1/49	170	200
MidAmerican Energy Co.	3.100%	5/1/27	150	158
MidAmerican Energy Co.	3.650%	4/15/29	200	220
MidAmerican Energy Co.	6.750%	12/30/31	125	175
MidAmerican Energy Co.	5.750%	11/1/35	125	164
MidAmerican Energy Co.	4.800%	9/15/43	75	94
MidAmerican Energy Co.	3.950%	8/1/47	100	114
MidAmerican Energy Co.	4.250%	7/15/49	200	241
Mississippi Power Co.	4.250%	3/15/42	100	110
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	200	200
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	50	51
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	300	306
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	775	799
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	100	111
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	100	110
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	233
3 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	25
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	80
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	400	485
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	100	120
Nevada Power Co.	3.700%	5/1/29	200	219
Nevada Power Co.	6.750%	7/1/37	75	108
NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	150	151
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	350	356
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	107
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	103
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	52
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	264
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	106
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	127

3 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	108
Northern States Power Co.	6.250%	6/1/36	75	104
Northern States Power Co.	6.200%	7/1/37	50	70
Northern States Power Co.	5.350%	11/1/39	175	231
Northern States Power Co.	3.400%	8/15/42	105	110
Northern States Power Co.	4.000%	8/15/45	50	57
Northern States Power Co.	2.900%	3/1/50	250	242
NSTAR Electric Co.	2.375%	10/15/22	125	126
NSTAR Electric Co.	3.200%	5/15/27	125	131
NSTAR Electric Co.	3.250%	5/15/29	50	53
NSTAR Electric Co.	5.500%	3/15/40	75	99
Oglethorpe Power Corp.	5.950%	11/1/39	50	65
Oglethorpe Power Corp.	5.375%	11/1/40	175	216
Ohio Edison Co.	6.875%	7/15/36	100	142
Ohio Power Co.	5.375%	10/1/21	175	186
Ohio Power Co.	4.150%	4/1/48	100	118
Ohio Power Co.	4.000%	6/1/49	240	271
Oklahoma Gas & Electric Co.	3.800%	8/15/28	75	81
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	56
Oklahoma Gas & Electric Co.	3.850%	8/15/47	75	80
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	175	183
7 Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	102
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	78
7 Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	55
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	74
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	199
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	161
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	90
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	132
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	110
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	56
7 Oncor Electric Delivery Co. LLC	3.800%	6/1/49	100	112
7 Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	399
PacifiCorp	2.950%	2/1/22	100	102
PacifiCorp	3.600%	4/1/24	125	132
PacifiCorp	3.500%	6/15/29	100	109
PacifiCorp	7.700%	11/15/31	450	658
PacifiCorp	5.250%	6/15/35	100	124
PacifiCorp	6.100%	8/1/36	75	102
PacifiCorp	6.350%	7/15/38	75	105
PacifiCorp	4.100%	2/1/42	200	227
PacifiCorp	4.125%	1/15/49	100	116
PacifiCorp	4.150%	2/15/50	200	233
PECO Energy Co.	2.375%	9/15/22	300	303
PECO Energy Co.	3.900%	3/1/48	75	84
Pinnacle West Capital Corp.	2.250%	11/30/20	100	100
PNM Resources Inc.	3.250%	3/9/21	50	51
Potomac Electric Power Co.	6.500%	11/15/37	250	361
Potomac Electric Power Co.	4.150%	3/15/43	150	171
PPL Capital Funding Inc.	4.200%	6/15/22	25	26
PPL Capital Funding Inc.	3.500%	12/1/22	115	119
PPL Capital Funding Inc.	3.400%	6/1/23	100	103
PPL Capital Funding Inc.	3.950%	3/15/24	50	53
PPL Capital Funding Inc.	3.100%	5/15/26	100	102
PPL Capital Funding Inc.	4.700%	6/1/43	75	85
PPL Capital Funding Inc.	5.000%	3/15/44	200	232
PPL Capital Funding Inc.	4.000%	9/15/47	75	76

PPL Electric Utilities Corp.	3.000%	9/15/21	275	279
PPL Electric Utilities Corp.	6.250%	5/15/39	100	143
PPL Electric Utilities Corp.	4.125%	6/15/44	50	57
PPL Electric Utilities Corp.	4.150%	10/1/45	155	178
PPL Electric Utilities Corp.	3.950%	6/1/47	75	85
Progress Energy Inc.	4.400%	1/15/21	100	102
Progress Energy Inc.	3.150%	4/1/22	40	41
Progress Energy Inc.	7.000%	10/30/31	119	163
Progress Energy Inc.	6.000%	12/1/39	125	165
PSEG Power LLC	3.850%	6/1/23	125	132
PSEG Power LLC	8.625%	4/15/31	96	134
Public Service Co. of Colorado	3.200%	11/15/20	25	25
Public Service Co. of Colorado	3.700%	6/15/28	75	82
Public Service Co. of Colorado	3.600%	9/15/42	175	186
Public Service Co. of Colorado	4.100%	6/15/48	75	87
Public Service Co. of New Hampshire	3.500%	11/1/23	50	53
Public Service Co. of New Hampshire	3.600%	7/1/49	75	81
Public Service Electric & Gas Co.	1.900%	3/15/21	150	150
Public Service Electric & Gas Co.	3.000%	5/15/25	80	83
Public Service Electric & Gas Co.	2.250%	9/15/26	250	248
Public Service Electric & Gas Co.	3.000%	5/15/27	75	78
Public Service Electric & Gas Co.	3.200%	5/15/29	70	74
Public Service Electric & Gas Co.	3.800%	3/1/46	250	278
Public Service Electric & Gas Co.	3.600%	12/1/47	75	82
Public Service Electric & Gas Co.	3.850%	5/1/49	200	227
Public Service Enterprise Group Inc.	2.650%	11/15/22	100	101
Puget Energy Inc.	6.000%	9/1/21	100	106
Puget Energy Inc.	5.625%	7/15/22	200	214
Puget Energy Inc.	3.650%	5/15/25	400	409
Puget Sound Energy Inc.	6.274%	3/15/37	125	171
Puget Sound Energy Inc.	5.757%	10/1/39	125	168
Puget Sound Energy Inc.	4.300%	5/20/45	100	117
Puget Sound Energy Inc.	4.223%	6/15/48	125	145
Puget Sound Energy Inc.	3.250%	9/15/49	90	90
San Diego Gas & Electric Co.	2.500%	5/15/26	250	250
San Diego Gas & Electric Co.	4.500%	8/15/40	100	116
San Diego Gas & Electric Co.	3.750%	6/1/47	75	80
San Diego Gas & Electric Co.	4.150%	5/15/48	75	85
Sierra Pacific Power Co.	2.600%	5/1/26	100	101
Southern California Edison Co.	2.900%	3/1/21	100	101
Southern California Edison Co.	3.875%	6/1/21	275	281
3 Southern California Edison Co.	1.845%	2/1/22	36	35
Southern California Edison Co.	2.400%	2/1/22	75	75
Southern California Edison Co.	3.400%	6/1/23	75	78
Southern California Edison Co.	3.500%	10/1/23	175	183
Southern California Edison Co.	3.700%	8/1/25	50	53
Southern California Edison Co.	3.650%	3/1/28	100	107
Southern California Edison Co.	4.200%	3/1/29	75	83
Southern California Edison Co.	6.650%	4/1/29	75	92
Southern California Edison Co.	2.850%	8/1/29	75	76
Southern California Edison Co.	5.750%	4/1/35	75	92
Southern California Edison Co.	5.350%	7/15/35	200	238
Southern California Edison Co.	5.625%	2/1/36	125	153
Southern California Edison Co.	5.500%	3/15/40	100	124
Southern California Edison Co.	4.500%	9/1/40	75	83
Southern California Edison Co.	4.050%	3/15/42	208	220
Southern California Edison Co.	3.900%	3/15/43	100	104

Southern California Edison Co.	4.000%	4/1/47	335	359
Southern California Edison Co.	4.125%	3/1/48	350	381
Southern California Edison Co.	4.875%	3/1/49	100	119
Southern Co.	2.350%	7/1/21	300	301
Southern Co.	3.250%	7/1/26	350	360
Southern Co.	4.250%	7/1/36	200	217
Southern Co.	4.400%	7/1/46	360	402
Southern Power Co.	2.500%	12/15/21	350	350
Southern Power Co.	4.150%	12/1/25	100	109
Southern Power Co.	5.150%	9/15/41	100	114
Southern Power Co.	5.250%	7/15/43	50	57
Southern Power Co.	4.950%	12/15/46	75	83
Southwestern Electric Power Co.	2.750%	10/1/26	100	100
Southwestern Electric Power Co.	4.100%	9/15/28	100	110
Southwestern Electric Power Co.	6.200%	3/15/40	50	68
Southwestern Electric Power Co.	3.900%	4/1/45	200	210
Southwestern Electric Power Co.	3.850%	2/1/48	325	344
Southwestern Public Service Co.	3.300%	6/15/24	165	172
Southwestern Public Service Co.	4.500%	8/15/41	100	117
Southwestern Public Service Co.	3.400%	8/15/46	275	283
Southwestern Public Service Co.	3.700%	8/15/47	75	81
Southwestern Public Service Co.	4.400%	11/15/48	275	329
Southwestern Public Service Co.	3.750%	6/15/49	75	83
Tampa Electric Co.	4.100%	6/15/42	50	56
Tampa Electric Co.	4.350%	5/15/44	50	58
Tampa Electric Co.	4.300%	6/15/48	75	87
Tampa Electric Co.	4.450%	6/15/49	125	150
Tampa Electric Co.	3.625%	6/15/50	50	53
Toledo Edison Co.	6.150%	5/15/37	75	102
Tucson Electric Power Co.	3.050%	3/15/25	50	51
Union Electric Co.	3.500%	4/15/24	250	264
Union Electric Co.	8.450%	3/15/39	150	249
Union Electric Co.	3.650%	4/15/45	125	133
Union Electric Co.	4.000%	4/1/48	75	85
Union Electric Co.	3.250%	10/1/49	100	100
Virginia Electric & Power Co.	3.450%	2/15/24	50	52
Virginia Electric & Power Co.	2.950%	11/15/26	75	78
Virginia Electric & Power Co.	3.500%	3/15/27	250	267
Virginia Electric & Power Co.	3.800%	4/1/28	150	164
Virginia Electric & Power Co.	2.875%	7/15/29	275	282
Virginia Electric & Power Co.	6.000%	1/15/36	125	165
Virginia Electric & Power Co.	6.000%	5/15/37	150	201
Virginia Electric & Power Co.	6.350%	11/30/37	50	70
Virginia Electric & Power Co.	4.000%	1/15/43	400	443
Virginia Electric & Power Co.	4.450%	2/15/44	475	561
Virginia Electric & Power Co.	4.200%	5/15/45	75	85
Virginia Electric & Power Co.	4.000%	11/15/46	100	111
Virginia Electric & Power Co.	3.800%	9/15/47	100	108
Virginia Electric & Power Co.	4.600%	12/1/48	375	460
WEC Energy Group Inc.	3.550%	6/15/25	200	213
Westar Energy Inc.	2.550%	7/1/26	150	150
Westar Energy Inc.	3.100%	4/1/27	100	104
Westar Energy Inc.	4.125%	3/1/42	200	226
Westar Energy Inc.	4.100%	4/1/43	100	113
Westar Energy Inc.	4.250%	12/1/45	25	29
Wisconsin Electric Power Co.	2.950%	9/15/21	75	76
Wisconsin Electric Power Co.	4.300%	10/15/48	100	118

Wisconsin Power & Light Co.	6.375%	8/15/37	100	141
Wisconsin Public Service Corp.	3.350%	11/21/21	300	308
Xcel Energy Inc.	2.600%	3/15/22	75	76
Xcel Energy Inc.	3.300%	6/1/25	325	338
Xcel Energy Inc.	3.350%	12/1/26	75	79
Xcel Energy Inc.	4.000%	6/15/28	75	82

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	100	103
Atmos Energy Corp.	2.625%	9/15/29	50	51
Atmos Energy Corp.	5.500%	6/15/41	200	261
Atmos Energy Corp.	4.150%	1/15/43	100	113
Atmos Energy Corp.	4.125%	10/15/44	50	57
Atmos Energy Corp.	3.375%	9/15/49	80	82
CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	26
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	52
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	108
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	326
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	54
KeySpan Corp.	5.803%	4/1/35	50	61
NiSource Finance Corp.	3.490%	5/15/27	250	262
NiSource Finance Corp.	5.950%	6/15/41	100	129
NiSource Finance Corp.	4.800%	2/15/44	125	146
NiSource Finance Corp.	5.650%	2/1/45	100	127
NiSource Finance Corp.	4.375%	5/15/47	250	279
NiSource Inc.	2.650%	11/17/22	75	76
NiSource Inc.	3.650%	6/15/23	75	78
NiSource Inc.	2.950%	9/1/29	100	101
ONE Gas Inc.	4.658%	2/1/44	125	152
ONE Gas Inc.	4.500%	11/1/48	75	92
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	118
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	59
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	77
Sempra Energy	2.850%	11/15/20	395	397
Sempra Energy	2.875%	10/1/22	100	101
Sempra Energy	2.900%	2/1/23	100	102
Sempra Energy	4.050%	12/1/23	100	106
Sempra Energy	3.750%	11/15/25	155	164
Sempra Energy	3.250%	6/15/27	150	154
Sempra Energy	3.400%	2/1/28	200	206
Sempra Energy	3.800%	2/1/38	200	205
Sempra Energy	6.000%	10/15/39	150	193
Sempra Energy	4.000%	2/1/48	175	185
Southern California Gas Co.	2.600%	6/15/26	200	202
Southern California Gas Co.	3.750%	9/15/42	75	81
Southern California Gas Co.	4.125%	6/1/48	75	86
Southern California Gas Co.	3.950%	2/15/50	70	79
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	332
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	77
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	97
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	56
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	104
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	112
Southwest Gas Corp.	3.700%	4/1/28	50	54
Southwest Gas Corp.	3.800%	9/29/46	75	78
Southwest Gas Corp.	4.150%	6/1/49	25	28
Washington Gas Light Co.	3.796%	9/15/46	100	104

Washington Gas Light Co.	3.650%	9/15/49	30	31

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	125	130
American Water Capital Corp.	2.950%	9/1/27	325	333
American Water Capital Corp.	3.450%	6/1/29	125	133
American Water Capital Corp.	6.593%	10/15/37	150	214
American Water Capital Corp.	4.300%	9/1/45	100	116
American Water Capital Corp.	3.750%	9/1/47	200	215
American Water Capital Corp.	4.200%	9/1/48	100	115
American Water Capital Corp.	4.150%	6/1/49	125	143
Aqua America Inc.	3.566%	5/1/29	75	80
Aqua America Inc.	4.276%	5/1/49	85	96
Veolia Environnement SA	6.750%	6/1/38	100	139

				83,032
Total Corporate Bonds (Cost $1,043,753)				1,120,139
Sovereign Bonds (4.0%)
African Development Bank	1.250%	7/26/21	500	496
African Development Bank	2.375%	9/23/21	300	304
African Development Bank	1.625%	9/16/22	400	401
African Development Bank	2.125%	11/16/22	700	710
African Development Bank	3.000%	9/20/23	275	289
Asian Development Bank	2.875%	11/27/20	120	121
Asian Development Bank	2.250%	1/20/21	500	503
Asian Development Bank	1.625%	3/16/21	500	499
Asian Development Bank	1.750%	6/8/21	625	625
Asian Development Bank	2.000%	2/16/22	650	655
Asian Development Bank	1.875%	2/18/22	600	603
Asian Development Bank	1.875%	7/19/22	100	101
Asian Development Bank	1.750%	9/13/22	900	903
Asian Development Bank	2.750%	3/17/23	1,000	1,038
Asian Development Bank	2.625%	1/30/24	1,000	1,042
Asian Development Bank	2.000%	1/22/25	300	306
Asian Development Bank	2.000%	4/24/26	100	102
Asian Development Bank	2.625%	1/12/27	200	213
Asian Development Bank	2.375%	8/10/27	275	288
Asian Development Bank	6.220%	8/15/27	100	129
Asian Development Bank	2.500%	11/2/27	673	712
Asian Development Bank	5.820%	6/16/28	148	192
Asian Development Bank	3.125%	9/26/28	130	145
Asian Development Bank	1.750%	9/19/29	200	200
Asian Infrastructure Investment Bank	2.250%	5/16/24	200	205
Canada	2.625%	1/25/22	250	256
Canada	2.000%	11/15/22	570	577
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	300	305
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	250	249
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	250	253
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	522
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	500	557
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	321
Corp. Andina de Fomento	3.250%	2/11/22	45	46
Corp. Andina de Fomento	2.750%	1/6/23	125	126
Corp. Andina de Fomento	3.750%	11/23/23	925	965
Council Of Europe Development Bank	1.625%	3/16/21	200	200
Council Of Europe Development Bank	1.750%	9/26/22	150	151

Council Of Europe Development Bank	2.625%	2/13/23	425	439
Ecopetrol SA	5.875%	9/18/23	225	250
Ecopetrol SA	4.125%	1/16/25	200	210
Ecopetrol SA	5.375%	6/26/26	750	842
Ecopetrol SA	7.375%	9/18/43	100	134
Ecopetrol SA	5.875%	5/28/45	400	466
Equinor ASA	2.750%	11/10/21	300	304
Equinor ASA	3.150%	1/23/22	150	154
Equinor ASA	2.450%	1/17/23	450	457
Equinor ASA	2.650%	1/15/24	375	385
Equinor ASA	3.700%	3/1/24	150	160
Equinor ASA	3.250%	11/10/24	150	158
Equinor ASA	7.250%	9/23/27	250	335
Equinor ASA	3.625%	9/10/28	175	193
Equinor ASA	5.100%	8/17/40	125	161
Equinor ASA	4.250%	11/23/41	175	205
Equinor ASA	3.950%	5/15/43	125	141
Equinor ASA	4.800%	11/8/43	175	222
European Bank for Reconstruction &
Development	1.875%	7/15/21	225	226
European Bank for Reconstruction &
Development	1.500%	11/2/21	150	149
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	201
European Bank for Reconstruction &
Development	2.750%	3/7/23	925	959
European Bank for Reconstruction &
Development	1.625%	9/27/24	270	270
European Investment Bank	1.625%	12/15/20	125	125
European Investment Bank	4.000%	2/16/21	735	757
European Investment Bank	2.000%	3/15/21	1,450	1,455
European Investment Bank	2.500%	4/15/21	850	860
European Investment Bank	2.375%	5/13/21	1,850	1,869
European Investment Bank	1.625%	6/15/21	1,000	999
European Investment Bank	1.375%	9/15/21	100	99
European Investment Bank	2.125%	10/15/21	300	303
European Investment Bank	2.875%	12/15/21	1,150	1,180
European Investment Bank	2.625%	5/20/22	200	205
European Investment Bank	2.375%	6/15/22	1,725	1,760
European Investment Bank	1.375%	9/6/22	720	715
European Investment Bank	2.500%	3/15/23	600	618
European Investment Bank	2.875%	8/15/23	800	838
European Investment Bank	3.125%	12/14/23	500	531
European Investment Bank	3.250%	1/29/24	810	865
European Investment Bank	2.625%	3/15/24	530	553
European Investment Bank	2.250%	6/24/24	200	206
European Investment Bank	2.500%	10/15/24	200	209
European Investment Bank	1.875%	2/10/25	1,050	1,064
European Investment Bank	2.375%	5/24/27	225	236
European Investment Bank	4.875%	2/15/36	325	450
Export Development Canada	2.000%	11/30/20	805	806
Export Development Canada	1.500%	5/26/21	525	523
Export Development Canada	1.375%	10/21/21	200	199
Export Development Canada	1.750%	7/18/22	200	200
Export Development Canada	2.500%	1/24/23	40	41
Export Development Canada	2.625%	2/21/24	250	261
Export-Import Bank of Korea	2.500%	11/1/20	200	201

Export-Import Bank of Korea	2.500%	5/10/21	300	302
Export-Import Bank of Korea	4.375%	9/15/21	75	78
Export-Import Bank of Korea	1.875%	10/21/21	250	249
Export-Import Bank of Korea	3.500%	11/27/21	200	205
Export-Import Bank of Korea	5.000%	4/11/22	275	294
Export-Import Bank of Korea	3.000%	11/1/22	400	410
Export-Import Bank of Korea	3.625%	11/27/23	200	212
Export-Import Bank of Korea	4.000%	1/14/24	650	700
Export-Import Bank of Korea	2.625%	5/26/26	200	203
FMS Wertmanagement	2.750%	3/6/23	300	311
FMS Wertmanagement AoeR	2.000%	8/1/22	470	474
Hydro-Quebec	8.400%	1/15/22	375	429
Hydro-Quebec	8.050%	7/7/24	325	412
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	250
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	253
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	261
Inter-American Development Bank	2.125%	11/9/20	435	436
Inter-American Development Bank	1.875%	3/15/21	200	200
Inter-American Development Bank	2.625%	4/19/21	700	709
Inter-American Development Bank	2.125%	1/18/22	700	707
Inter-American Development Bank	1.750%	4/14/22	800	802
Inter-American Development Bank	3.000%	9/26/22	500	520
Inter-American Development Bank	2.500%	1/18/23	825	848
Inter-American Development Bank	3.000%	10/4/23	625	658
Inter-American Development Bank	3.000%	2/21/24	900	953
Inter-American Development Bank	2.125%	1/15/25	400	410
Inter-American Development Bank	7.000%	6/15/25	100	127
Inter-American Development Bank	2.000%	6/2/26	750	765
Inter-American Development Bank	2.000%	7/23/26	100	102
Inter-American Development Bank	2.375%	7/7/27	450	471
Inter-American Development Bank	3.125%	9/18/28	875	976
Inter-American Development Bank	3.875%	10/28/41	200	256
Inter-American Development Bank	3.200%	8/7/42	100	116
International Bank for Reconstruction &
Development	1.625%	3/9/21	1,100	1,098
International Bank for Reconstruction &
Development	1.375%	5/24/21	1,100	1,094
International Bank for Reconstruction &
Development	2.250%	6/24/21	450	454
International Bank for Reconstruction &
Development	2.750%	7/23/21	1,330	1,355
International Bank for Reconstruction &
Development	1.375%	9/20/21	1,975	1,964
International Bank for Reconstruction &
Development	2.125%	12/13/21	255	258
International Bank for Reconstruction &
Development	2.000%	1/26/22	145	146
International Bank for Reconstruction &
Development	1.625%	2/10/22	1,025	1,025
International Bank for Reconstruction &
Development	2.125%	7/1/22	775	786
International Bank for Reconstruction &
Development	1.875%	6/19/23	1,100	1,111
International Bank for Reconstruction &
Development	3.000%	9/27/23	1,125	1,186
International Bank for Reconstruction &
Development	2.500%	3/19/24	800	831

International Bank for Reconstruction &
Development	1.500%	8/28/24	695	692
International Bank for Reconstruction &
Development	2.500%	11/25/24	750	783
International Bank for Reconstruction &
Development	2.500%	7/29/25	1,150	1,204
International Bank for Reconstruction &
Development	3.125%	11/20/25	470	510
International Bank for Reconstruction &
Development	2.500%	11/22/27	350	371
International Bank for Reconstruction &
Development	4.750%	2/15/35	250	336
International Finance Corp.	2.250%	1/25/21	950	955
International Finance Corp.	2.875%	7/31/23	275	288
International Finance Corp.	2.125%	4/7/26	600	617
8 Japan Bank for International Cooperation	2.125%	11/16/20	344	344
8 Japan Bank for International Cooperation	3.125%	7/20/21	75	77
8 Japan Bank for International Cooperation	1.500%	7/21/21	750	745
8 Japan Bank for International Cooperation	2.000%	11/4/21	970	972
8 Japan Bank for International Cooperation	2.500%	6/1/22	450	457
8 Japan Bank for International Cooperation	2.375%	7/21/22	250	253
8 Japan Bank for International Cooperation	2.375%	11/16/22	540	548
8 Japan Bank for International Cooperation	3.250%	7/20/23	100	105
8 Japan Bank for International Cooperation	3.375%	7/31/23	100	105
8 Japan Bank for International Cooperation	3.375%	10/31/23	400	423
8 Japan Bank for International Cooperation	3.000%	5/29/24	500	524
8 Japan Bank for International Cooperation	2.125%	2/10/25	330	333
8 Japan Bank for International Cooperation	2.375%	4/20/26	200	205
8 Japan Bank for International Cooperation	2.250%	11/4/26	200	203
8 Japan Bank for International Cooperation	2.875%	7/21/27	200	212
8 Japan Bank for International Cooperation	2.750%	11/16/27	800	841
8 Japan Bank for International Cooperation	3.250%	7/20/28	300	330
8 Japan Bank for International Cooperation	3.500%	10/31/28	350	393
8 Japan International Cooperation Agency	2.750%	4/27/27	300	312
9 KFW	2.750%	10/1/20	200	202
9 KFW	1.875%	12/15/20	550	550
9 KFW	1.625%	3/15/21	900	898
9 KFW	2.375%	3/24/21	900	908
9 KFW	1.500%	6/15/21	900	896
9 KFW	1.750%	9/15/21	600	600
9 KFW	2.000%	11/30/21	600	604
9 KFW	3.125%	12/15/21	1,115	1,150
9 KFW	2.500%	2/15/22	1,000	1,019
9 KFW	2.125%	3/7/22	1,000	1,012
9 KFW	2.125%	6/15/22	750	760
9 KFW	1.750%	8/22/22	1,200	1,204
9 KFW	2.000%	10/4/22	950	961
9 KFW	2.375%	12/29/22	450	461
9 KFW	2.125%	1/17/23	1,025	1,042
9 KFW	2.625%	2/28/24	400	417
9 KFW	1.375%	8/5/24	900	890
9 KFW	2.500%	11/20/24	1,800	1,877
9 KFW	2.000%	5/2/25	150	153
9 KFW	2.875%	4/3/28	500	546
9 KFW	1.750%	9/14/29	175	175
9 KFW	0.000%	4/18/36	400	280
9 KFW	0.000%	6/29/37	200	137

	Korea Development Bank	4.625%	11/16/21	150	157
	Korea Development Bank	3.000%	9/14/22	750	769
	Korea Development Bank	3.375%	3/12/23	700	730
	Korea Development Bank	3.750%	1/22/24	500	534
	Korea Development Bank	2.125%	10/1/24	200	201
9	Landwirtschaftliche Rentenbank	1.750%	9/24/21	250	250
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	45	45
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	106
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	865
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	493
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	276
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	264
	Nexen Energy ULC	7.875%	3/15/32	50	74
	Nexen Energy ULC	6.400%	5/15/37	450	636
	Nexen Energy ULC	7.500%	7/30/39	200	321
	Nordic Investment Bank	1.625%	11/20/20	200	199
	Nordic Investment Bank	2.250%	2/1/21	200	201
	Nordic Investment Bank	1.250%	8/2/21	400	397
	Nordic Investment Bank	2.125%	2/1/22	200	202
	Nordic Investment Bank	2.875%	7/19/23	200	209
	Nordic Investment Bank	2.250%	5/21/24	200	205
10	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	299
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	100	102
10	Oesterreichische Kontrollbank AG	1.625%	9/17/22	400	400
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	211
3	Oriental Republic of Uruguay	8.000%	11/18/22	125	141
3	Oriental Republic of Uruguay	4.500%	8/14/24	303	327
3	Oriental Republic of Uruguay	4.375%	10/27/27	150	165
3	Oriental Republic of Uruguay	4.375%	1/23/31	208	230
3	Oriental Republic of Uruguay	7.625%	3/21/36	195	288
3	Oriental Republic of Uruguay	4.125%	11/20/45	300	321
3	Oriental Republic of Uruguay	5.100%	6/18/50	965	1,145
3	Oriental Republic of Uruguay	4.975%	4/20/55	100	117
	Petroleos Mexicanos	5.500%	1/21/21	200	207
	Petroleos Mexicanos	6.375%	2/4/21	261	272
	Petroleos Mexicanos	4.875%	1/24/22	625	650
	Petroleos Mexicanos	5.375%	3/13/22	184	194
	Petroleos Mexicanos	3.500%	1/30/23	465	464
	Petroleos Mexicanos	4.625%	9/21/23	187	193
	Petroleos Mexicanos	4.875%	1/18/24	250	256
	Petroleos Mexicanos	4.250%	1/15/25	200	196
	Petroleos Mexicanos	2.378%	4/15/25	30	30
	Petroleos Mexicanos	4.500%	1/23/26	110	106
	Petroleos Mexicanos	6.875%	8/4/26	599	644
	Petroleos Mexicanos	6.500%	3/13/27	1,236	1,283
	Petroleos Mexicanos	5.350%	2/12/28	556	530
	Petroleos Mexicanos	6.500%	1/23/29	375	380
7	Petroleos Mexicanos	6.840%	1/23/30	90	93
	Petroleos Mexicanos	6.625%	6/15/35	625	612
	Petroleos Mexicanos	6.625%	6/15/38	150	142
	Petroleos Mexicanos	6.500%	6/2/41	500	476
	Petroleos Mexicanos	5.500%	6/27/44	184	156
	Petroleos Mexicanos	6.375%	1/23/45	500	464
	Petroleos Mexicanos	5.625%	1/23/46	367	313
	Petroleos Mexicanos	6.750%	9/21/47	1,488	1,418
	Petroleos Mexicanos	6.350%	2/12/48	496	455
	Province of Alberta	2.200%	7/26/22	400	405

Province of Alberta	3.350%	11/1/23	375	399
Province of Alberta	2.950%	1/23/24	300	315
Province of Alberta	3.300%	3/15/28	250	276
Province of British Columbia	2.000%	10/23/22	200	202
Province of British Columbia	1.750%	9/27/24	225	225
Province of British Columbia	2.250%	6/2/26	300	308
Province of Manitoba	2.050%	11/30/20	300	300
Province of Manitoba	2.100%	9/6/22	150	151
Province of Manitoba	2.600%	4/16/24	150	156
Province of Manitoba	2.125%	6/22/26	90	91
Province of New Brunswick	2.500%	12/12/22	95	97
Province of New Brunswick	3.625%	2/24/28	105	117
Province of Ontario	2.550%	2/12/21	180	182
Province of Ontario	2.500%	9/10/21	575	583
Province of Ontario	2.400%	2/8/22	525	533
Province of Ontario	2.550%	4/25/22	350	357
Province of Ontario	2.250%	5/18/22	500	507
Province of Ontario	2.450%	6/29/22	150	153
Province of Ontario	2.200%	10/3/22	400	405
Province of Ontario	3.400%	10/17/23	760	808
Province of Ontario	3.050%	1/29/24	250	264
Province of Ontario	3.200%	5/16/24	150	159
Province of Ontario	2.500%	4/27/26	250	260
Province of Ontario	2.300%	6/15/26	900	922
Province of Ontario	2.000%	10/2/29	585	587
Province of Quebec	2.750%	8/25/21	325	331
Province of Quebec	2.375%	1/31/22	390	396
Province of Quebec	2.625%	2/13/23	425	437
Province of Quebec	2.500%	4/20/26	200	208
Province of Quebec	2.750%	4/12/27	850	900
Province of Quebec	7.500%	9/15/29	475	701
Province of Saskatchewan	8.500%	7/15/22	58	68
Republic of Chile	2.250%	10/30/22	175	176
Republic of Chile	3.125%	1/21/26	485	510
3 Republic of Chile	3.240%	2/6/28	460	489
3 Republic of Chile	3.500%	1/25/50	275	298
Republic of Colombia	4.375%	7/12/21	450	466
Republic of Colombia	4.000%	2/26/24	400	421
Republic of Colombia	8.125%	5/21/24	100	124
3 Republic of Colombia	4.500%	1/28/26	322	351
3 Republic of Colombia	3.875%	4/25/27	565	599
3 Republic of Colombia	4.500%	3/15/29	650	721
Republic of Colombia	10.375%	1/28/33	200	320
Republic of Colombia	7.375%	9/18/37	300	427
Republic of Colombia	6.125%	1/18/41	125	163
3 Republic of Colombia	5.625%	2/26/44	475	594
3 Republic of Colombia	5.000%	6/15/45	965	1,127
Republic of Colombia	5.200%	5/15/49	400	482
Republic of Hungary	6.375%	3/29/21	700	743
Republic of Hungary	5.375%	2/21/23	400	439
Republic of Hungary	5.750%	11/22/23	400	453
Republic of Hungary	5.375%	3/25/24	350	395
Republic of Hungary	7.625%	3/29/41	290	482
Republic of Indonesia	2.950%	1/11/23	425	430
Republic of Indonesia	4.100%	4/24/28	200	216
Republic of Indonesia	4.750%	2/11/29	425	484
Republic of Indonesia	3.400%	9/18/29	200	207

7 Republic of Indonesia	4.750%	7/18/47	200	229
Republic of Indonesia	4.350%	1/11/48	300	330
Republic of Italy	6.875%	9/27/23	590	682
Republic of Italy	5.375%	6/15/33	325	382
Republic of Korea	3.875%	9/11/23	200	214
Republic of Korea	5.625%	11/3/25	100	120
Republic of Korea	2.750%	1/19/27	1,000	1,036
Republic of Korea	3.875%	9/20/48	125	153
3 Republic of Panama	4.000%	9/22/24	200	213
3 Republic of Panama	3.750%	3/16/25	200	212
Republic of Panama	7.125%	1/29/26	168	211
Republic of Panama	8.875%	9/30/27	238	341
3 Republic of Panama	3.875%	3/17/28	460	500
Republic of Panama	9.375%	4/1/29	300	459
3 Republic of Panama	6.700%	1/26/36	292	415
3 Republic of Panama	4.500%	4/16/50	410	485
3 Republic of Panama	4.300%	4/29/53	200	234
3 Republic of Panama	3.870%	7/23/60	200	216
Republic of Peru	7.350%	7/21/25	225	286
Republic of Peru	8.750%	11/21/33	645	1,067
3 Republic of Peru	6.550%	3/14/37	225	330
Republic of Peru	5.625%	11/18/50	475	699
Republic of Poland	5.125%	4/21/21	275	288
Republic of Poland	5.000%	3/23/22	775	831
Republic of Poland	3.000%	3/17/23	325	336
Republic of Poland	3.250%	4/6/26	500	531
Republic of the Philippines	4.000%	1/15/21	350	358
Republic of the Philippines	9.500%	10/21/24	350	472
Republic of the Philippines	10.625%	3/16/25	100	143
Republic of the Philippines	5.500%	3/30/26	225	269
Republic of the Philippines	3.000%	2/1/28	400	419
Republic of the Philippines	3.750%	1/14/29	400	447
Republic of the Philippines	9.500%	2/2/30	300	489
Republic of the Philippines	7.750%	1/14/31	400	600
Republic of the Philippines	6.375%	1/15/32	200	277
Republic of the Philippines	6.375%	10/23/34	550	794
Republic of the Philippines	3.950%	1/20/40	700	827
Republic of the Philippines	3.700%	3/1/41	400	461
Republic of the Philippines	3.700%	2/2/42	350	405
State of Israel	3.150%	6/30/23	400	417
State of Israel	2.875%	3/16/26	200	210
State of Israel	3.250%	1/17/28	300	325
State of Israel	4.500%	1/30/43	200	244
State of Israel	4.125%	1/17/48	250	294
Svensk Exportkredit AB	2.750%	10/7/20	260	262
Svensk Exportkredit AB	1.750%	3/10/21	450	449
Svensk Exportkredit AB	2.375%	4/9/21	200	202
Svensk Exportkredit AB	2.875%	5/22/21	200	203
Svensk Exportkredit AB	1.625%	9/12/21	300	299
Svensk Exportkredit AB	3.125%	11/8/21	200	206
Svensk Exportkredit AB	2.000%	8/30/22	190	192
Svensk Exportkredit AB	2.875%	3/14/23	195	203
Syngenta Finance NV	3.125%	3/28/22	100	101
United Mexican States	3.625%	3/15/22	548	565
United Mexican States	3.600%	1/30/25	510	530
United Mexican States	4.125%	1/21/26	445	471
United Mexican States	4.150%	3/28/27	800	846

United Mexican States	3.750%	1/11/28	675	694
United Mexican States	4.500%	4/22/29	850	924
United Mexican States	8.300%	8/15/31	220	322
United Mexican States	7.500%	4/8/33	100	140
United Mexican States	6.050%	1/11/40	883	1,114
United Mexican States	4.750%	3/8/44	765	828
United Mexican States	5.550%	1/21/45	510	617
United Mexican States	4.600%	1/23/46	600	639
United Mexican States	4.350%	1/15/47	760	782
United Mexican States	4.600%	2/10/48	255	273
3 United Mexican States	4.500%	1/31/50	400	422
United Mexican States	5.750%	10/12/10	342	394
Total Sovereign Bonds (Cost $161,048)				169,009
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	75	77
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	217
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	69
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	81
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	224
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	151
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	391
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	338
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	150	151
California GO	2.800%	4/1/21	150	152
California GO	5.700%	11/1/21	250	269
California GO	3.375%	4/1/25	100	106
California GO	2.650%	4/1/26	75	77
California GO	3.500%	4/1/28	150	164
California GO	4.500%	4/1/33	190	216
California GO	7.500%	4/1/34	350	539
California GO	4.600%	4/1/38	300	334
California GO	7.300%	10/1/39	75	117
California GO	7.350%	11/1/39	1,425	2,239
California GO	7.625%	3/1/40	205	336
California GO	7.600%	11/1/40	200	338
California State University Systemwide
Revenue	3.899%	11/1/47	50	57
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	68
Chicago IL GO	7.045%	1/1/29	50	56
Chicago IL GO	7.375%	1/1/33	150	179
Chicago IL GO	6.314%	1/1/44	100	110
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	100	135
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	185
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	75	95

Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	202
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	175
Clark County NV Airport System Revenue	6.820%	7/1/45	100	164
Commonwealth Financing Authority
Pennslyvania Revenue	3.807%	6/1/41	55	61
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	100	111
Connecticut GO	5.090%	10/1/30	175	207
Connecticut GO	5.850%	3/15/32	200	263
Cook County IL GO	6.229%	11/15/34	50	67
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	147
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	68
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	150	215
Dallas TX Independent School District GO	6.450%	2/15/35	100	106
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	50	50
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	75	76
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	64
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	150	212
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	150	152
George Washington University	4.126%	9/15/48	150	177
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	248	342
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	149	213
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	74	104
Houston TX GO	6.290%	3/1/32	135	168
Illinois GO	4.950%	6/1/23	349	365
Illinois GO	5.100%	6/1/33	1,200	1,300
Illinois GO	7.350%	7/1/35	300	366
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	69
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	166
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	121
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	26
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	160
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	100	166
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	246
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	163
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	281
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	103
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	81

	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	50	69
	Massachusetts GO	4.200%	12/1/21	125	129
	Massachusetts GO	5.456%	12/1/39	150	200
	Massachusetts GO	2.813%	9/1/43	225	219
	Massachusetts GO	2.900%	9/1/49	100	97
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	100	136
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	69
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	74
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	85	143
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	125	137
	Michigan State University Revenue	4.496%	8/15/48	50	57
	Mississippi GO	5.245%	11/1/34	50	64
	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)	3.652%	8/15/57	100	111
11	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	225	287
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	104
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	400	561
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	161
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	627
	New York City NY GO	6.246%	6/1/35	25	26
	New York City NY GO	5.517%	10/1/37	50	66
	New York City NY GO	6.271%	12/1/37	100	143
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	71
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	73
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	75
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	139
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	258
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	191
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	132
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	99
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	643
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	66
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	100	111
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	126
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	186

	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	150	246
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	130
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	114
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	133
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	90
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	207
	Oregon GO	5.762%	6/1/23	135	147
	Oregon GO	5.892%	6/1/27	75	91
12	Oregon School Boards Association GO	5.528%	6/30/28	50	59
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	50	59
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	69
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	99
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	332
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	112
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	30	35
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	100	135
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	699
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	100	132
	Port Authority of New York & New Jersey
	Revenue	3.287%	8/1/69	100	99
	President & Fellows of Harvard College	4.875%	10/15/40	225	301
	President & Fellows of Harvard College	3.150%	7/15/46	100	107
	Princeton University	5.700%	3/1/39	200	286
	Regents of the University of California
	Revenue	3.063%	7/1/25	100	105
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	100	153
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	68
	Rutgers The State University of New Jersey	3.915%	5/1/19	75	75
	Sales Tax Securitization Corp. Illinois
	Revenue	3.587%	1/1/43	75	79
	Sales Tax Securitization Corp. Illinois
	Revenue	3.820%	1/1/48	50	54
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	100	125
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	150	194
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	125	177
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	125	178

	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	100	147
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	100	163
	San Jose California Redevelopment Agency
	Successor Agency Tax Allocation	3.375%	8/1/34	100	105
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	200	251
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	50	50
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	100	155
	Texas GO	5.517%	4/1/39	50	69
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	215
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	64
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	250	378
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	50	75
	University of California Revenue	5.946%	5/15/45	175	243
	University of California Revenue	4.858%	5/15/12	175	230
	University of California Revenue	4.767%	5/15/15	100	129
	University of Southern California	5.250%	10/1/11	100	147
	University of Texas Permanent University
	Fund Revenue	3.376%	7/1/47	50	54
	University of Texas Revenue	3.354%	8/15/47	50	54
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	96
	University of Virginia Revenue	4.179%	9/1/17	50	63
	Utah GO	4.554%	7/1/24	50	53
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.140%	8/1/40	150	198
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	273
	Wisconsin General Fund Annual Appropriation
	Revenue	3.154%	5/1/27	100	106
12	Wisconsin GO	5.700%	5/1/26	70	80
Total Taxable Municipal Bonds (Cost $23,132)					28,419

				Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
13	Vanguard Market Liquidity Fund (Cost
	$138,177)	2.098%		1,381,716	138,185
Total Investments (102.7%) (Cost $4,125,982)					4,317,550
Other Asset and Liabilities-Net (-2.7%)					(114,674)
Net Assets (100%)					4,202,876

§ Security value determined using significant unobservable inputs.
1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2019.

5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
September 30, 2019.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $24,013,000, representing 0.6% of net assets.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
TBA—To Be Announced.
UMBS—Uniform Mortgage Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of

Total Bond Market Index Portfolio

variation margin representing changes in the market value of each contract.
Any assets pledged as initial margin for open contracts are noted in the
Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open futures contracts at September 30, 2019.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default
(including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or

Total Bond Market Index Portfolio

paid in connection with open mortgage dollar rolls are included in
Receivables for Investment Securities Sold or Payables for Investment
Securities Purchased.

E. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,755,439	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	106,071	288
Corporate Bonds	—	1,120,139	—
Sovereign Bonds	—	169,009	—
Taxable Municipal Bonds	—	28,419	—
Temporary Cash Investments	138,185	—	—
Total	138,185	4,179,077	288